                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-4708
                                   ---------------------------------------------

                             SunAmerica Income Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                Vincent M. Marra
                             Senior Vice President
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464
                                                   -----------------------------

Date of fiscal year end: March 31
                        --------------------------

Date of reporting period:  March 31, 2007
                         -------------------------

Item 1. Reports to Stockholders

SunAmerica 2007
---------------

[PHOTO]



Annual Report

                                    [GRAPHIC]



Income Funds

[LOGO] AIG SunAmerica
           Mutual Funds

        March 31, 2007                                             ANNUAL REPORT

SUNAMERICA INCOME FUNDS

SunAmerica U.S. Government Securities Fund (SGTAX)

SunAmerica GNMA Fund (GNMAX)

SunAmerica Strategic Bond Fund (SDIAX)

SunAmerica High Yield Bond Fund (SHNAX)

SunAmerica Tax Exempt Insured Fund (STEAX)

                        Table of Contents

             SHAREHOLDER LETTER................................  2
             EXPENSE EXAMPLE...................................  3
             STATEMENT OF ASSETS AND LIABILITIES...............  5
             STATEMENT OF OPERATIONS...........................  7
             STATEMENT OF CHANGES IN NET ASSETS................  8
             FINANCIAL HIGHLIGHTS.............................. 11
             PORTFOLIO OF INVESTMENTS.......................... 17
             NOTES TO FINANCIAL STATEMENTS..................... 63
             REPORT OF INDEPENDENT REGISTERED PUBLIC
             ACCOUNTING FIRM................................... 78
             TRUSTEE AND OFFICER INFORMATION................... 79
             COMPARISONS: PORTFOLIO vs. INDEXES................ 84

        Shareholder Letter

Dear Shareholder,

We are pleased to present the annual performance summary of the SunAmerica Income Funds for the 12-month period from April 1, 2006 to March 31, 2007. As always, we look forward to sharing the economic and market conditions that have shaped the Funds' investments during the period.

After engaging in 17 consecutive Fed Funds rate increases beginning in June 2004, the Federal Reserve decided to leave rates unchanged at its August 2006 meeting. While the language accompanying this decision noted the Federal Reserve's continuing concern with inflation, this move buoyed the financial markets. Long-term bonds performed well while shorter-term issues, supported by a 5.25% Fed Funds rate, returned solid current income.

Although the Federal Reserve left rates unchanged at its March 2007 meeting, it modified its language in a fashion that removed the bias toward further tightening--an acknowledgement that the risks of an economic slowdown or of increasing inflation simultaneously exist. The slowdown in the housing market and the issues in the sub-prime mortgage market, with their impact on consumer spending, have been counterbalanced by greater- than-expected Consumer Price Index numbers and solid job growth.

All of our Funds provided positive returns over the period. The SunAmerica High Yield Bond Fund's, Tax-Exempt Insured Fund's and U.S. Government Securities Fund's Class A shares' total returns were all in the top half of their respective Lipper peer groups. The Strategic Bond Fund's and GNMA Fund's Class A shares' total returns narrowly missed this mark, but continue to provide solid long-term performance with both Funds' total return being in the top quintile of their respective peer groups for the five-year period ending
March 31, 2007.

In the uncertain economic environment ahead, your portfolio managers continue to work to build portfolios aimed at balancing risk and return. We remain committed to achieving solid total return while recognizing investors' growing demand for current income.

Thank you for your continued investment in our Funds. A more detailed commentary on each Fund's performance is included at the end of the report. We also encourage you to visit or website, www.sunamericafunds.com, for more information.

Sincerely,

The SunAmerica Income Funds Investment Professionals

   AIG SunAmerica Asset Management Corp. AIG Global Investment Corp.
   ------------------------------------- -
   Michael Cheah                         Matthew Meyer      Rob Vanden Assem
   Andrew Doulos                         J. Hutchison Bryan Bryan Petermann
                                         Raphael Davis      Geoffrey Cornell
                                         John Yovanovic     Anthony King
                                         Peter Stevenson    Tim Lindvall
                                         Rajeev Mittal

--------
Past performance is no guarantee of future results.

        SunAmerica Income Funds
        EXPENSE EXAMPLE -- March 31, 2007 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a fund in the SunAmerica Income Funds (the "Trust"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at October 1, 2006 and held until March 31, 2007.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2007" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended March 31, 2007" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended March 31, 2007" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Trust's prospectus and/or your retirement plan document for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended March 31, 2007" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended March 31, 2007" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended March 31, 2007" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's prospectus and/or your retirement plan document for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended March 31, 2007" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges; small account fees and administrative fees, if applicable to your account. Please refer to your prospectus and/or qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Income Funds
        EXPENSE EXAMPLE -- March 31, 2007 -- (unaudited) (continued)

                                       Actual                                  Hypothetical
                     ------------------------------------------ ------------------------------------------
                                                                              Ending Account
                                   Ending Account Expenses Paid                Value Using   Expenses Paid
                                    Value Using    During the                 a Hypothetical  During the    Expense
                       Beginning       Actual      Six Months     Beginning     5% Assumed    Six Months     Ratio
                     Account Value   Return at        Ended     Account Value   Return at        Ended       as of
                     at October 1,   March 31,      March 31,   at October 1,   March 31,      March 31,   March 31,
                         2006           2007          2007*         2006           2007          2007*       2007*
                     ------------- -------------- ------------- ------------- -------------- ------------- ---------
U.S. Government
 Securities Fund
 Class A#...........   $1,000.00     $1,020.17       $ 4.99       $1,000.00     $1,020.00       $ 4.99       0.99%
 Class B#...........   $1,000.00     $1,015.79       $ 8.24       $1,000.00     $1,016.75       $ 8.25       1.64%
 Class C#...........   $1,000.00     $1,016.88       $ 8.25       $1,000.00     $1,016.75       $ 8.25       1.64%
GNMA Fund
 Class A#...........   $1,000.00     $1,024.31       $ 5.00       $1,000.00     $1,020.00       $ 4.99       0.99%
 Class B#...........   $1,000.00     $1,021.00       $ 8.26       $1,000.00     $1,016.75       $ 8.25       1.64%
 Class C#...........   $1,000.00     $1,021.91       $ 8.27       $1,000.00     $1,016.75       $ 8.25       1.64%
Strategic Bond Fund
 Class A............   $1,000.00     $1,044.28       $ 6.42       $1,000.00     $1,018.65       $ 6.34       1.26%
 Class B............   $1,000.00     $1,040.84       $ 9.87       $1,000.00     $1,015.26       $ 9.75       1.94%
 Class C............   $1,000.00     $1,040.86       $ 9.82       $1,000.00     $1,015.31       $ 9.70       1.93%
High Yield Bond Fund
 Class A#...........   $1,000.00     $1,051.26       $ 6.96       $1,000.00     $1,018.15       $ 6.84       1.36%
 Class B#...........   $1,000.00     $1,047.85       $10.26       $1,000.00     $1,014.91       $10.10       2.01%
 Class C#...........   $1,000.00     $1,047.78       $10.26       $1,000.00     $1,014.91       $10.10       2.01%
Tax Exempt Insured
 Fund
 Class A............   $1,000.00     $1,016.13       $ 6.38       $1,000.00     $1,018.60       $ 6.39       1.27%
 Class B............   $1,000.00     $1,011.28       $10.58       $1,000.00     $1,014.41       $10.60       2.11%
 Class C#...........   $1,000.00     $1,012.50       $ 9.78       $1,000.00     $1,015.21       $ 9.80       1.95%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or qualified retirement plan document for more information.
# During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2007" and the "Expenses Ratios" would have been higher.

        SunAmerica Income Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2007

                                                                                      U.S. Government                 Strategic
                                                                                        Securities        GNMA          Bond
                                                                                           Fund           Fund          Fund
                                                                                      --------------- ------------  ------------
ASSETS:
Long-term investment securities, at value* (unaffiliated)............................  $155,876,497   $396,707,060  $673,736,595
Short-term investment securities, at value* (unaffiliated)...........................            --             --    12,055,168
Repurchase agreements (cost equals market)...........................................    41,132,000     18,288,000    19,710,000
                                                                                       ------------   ------------  ------------
  Total Investments..................................................................   197,008,497    414,995,060   705,501,763
                                                                                       ------------   ------------  ------------
Cash.................................................................................           411            483    47,992,335
Foreign cash*........................................................................            --             --     1,014,662
Receivable for:
  Shares of beneficial interest sold.................................................        84,054        286,132     6,401,268
  Dividends and interest.............................................................     1,024,509      2,176,026    10,828,060
  Investments sold...................................................................            --             --    16,451,793
Prepaid Expenses and other assets....................................................         4,033          5,230         4,890
Due from investment adviser for expense reimbursements/fee waivers...................        92,776        137,883            --
Unrealized appreciation on forward currency contracts................................            --             --            --
                                                                                       ------------   ------------  ------------
Total assets.........................................................................   198,214,280    417,600,814   788,194,771
                                                                                       ------------   ------------  ------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed.............................................       307,522        782,647     1,124,081
  Investments purchased..............................................................    20,562,691     17,643,646    57,921,067
  Interest on securities sold short..................................................            --             --            --
  Investment advisory and management fees............................................        96,763        156,158       373,001
  Distribution and service maintenance fees..........................................        65,801        168,201       353,109
  Transfer agent fees and expenses...................................................        47,381         95,671       145,650
  Trustees' fees and expenses........................................................        90,951         54,315        29,255
  Other accrued expenses.............................................................        95,878        147,499       117,294
Dividends payable....................................................................       111,093        214,073       735,157
Due to custodian.....................................................................            --             --            --
Due to broker........................................................................            --             --            --
Unrealized depreciation on forward currency contracts................................            --             --        19,771
                                                                                       ------------   ------------  ------------
Total liabilities....................................................................    21,378,080     19,262,210    60,818,385
                                                                                       ------------   ------------  ------------
Net assets...........................................................................  $176,836,200   $398,338,604  $727,376,386
                                                                                       ============   ============  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01 par value.......................................  $    191,475   $    359,142  $  2,003,173
Paid-in capital......................................................................   189,835,293    404,579,767   735,317,184
                                                                                       ------------   ------------  ------------
                                                                                        190,026,768    404,938,909   737,320,357
Accumulated undistributed net investment income (loss)...............................        56,621        327,903      (954,680)
Accumulated undistributed net realized gain (loss) on investments, futures contracts,
 securities sold short and foreign exchange transactions.............................   (11,664,927)    (4,854,668)  (24,085,451)
Unrealized appreciation (depreciation) on investments................................    (1,582,262)    (2,073,540)   15,016,052
Unrealized appreciation (depreciation) on foreign exchange transactions..............            --             --        80,108
                                                                                       ------------   ------------  ------------
  Net Assets.........................................................................  $176,836,200   $398,338,604  $727,376,386
                                                                                       ============   ============  ============
*Cost
  Long-term investment securities (unaffiliated).....................................  $157,458,759   $398,780,600  $658,720,543
                                                                                       ============   ============  ============
  Short-term investment securities (unaffiliated)....................................  $         --   $         --  $ 12,055,168
                                                                                       ============   ============  ============
  Foreign cash.......................................................................  $         --   $         --  $    998,213
                                                                                       ============   ============  ============

                                                                                       High Yield    Tax Exempt
                                                                                          Bond        Insured
                                                                                          Fund          Fund
                                                                                      ------------  -----------
ASSETS:
Long-term investment securities, at value* (unaffiliated)............................ $359,323,802  $54,271,509
Short-term investment securities, at value* (unaffiliated)...........................           --    4,229,589
Repurchase agreements (cost equals market)...........................................   16,603,000           --
                                                                                      ------------  -----------
  Total Investments..................................................................  375,926,802   58,501,098
                                                                                      ------------  -----------
Cash.................................................................................           --           --
Foreign cash*........................................................................      158,476           --
Receivable for:
  Shares of beneficial interest sold.................................................    1,859,099       38,597
  Dividends and interest.............................................................    6,988,874      804,375
  Investments sold...................................................................   28,645,991           --
Prepaid Expenses and other assets....................................................       47,097        3,550
Due from investment adviser for expense reimbursements/fee waivers...................      179,754           --
Unrealized appreciation on forward currency contracts................................           --           --
                                                                                      ------------  -----------
Total assets.........................................................................  413,806,093   59,347,620
                                                                                      ------------  -----------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed.............................................      890,894        6,100
  Investments purchased..............................................................   11,210,371           --
  Interest on securities sold short..................................................           --           --
  Investment advisory and management fees............................................      242,662       25,243
  Distribution and service maintenance fees..........................................      193,996       22,775
  Transfer agent fees and expenses...................................................       88,225       15,415
  Trustees' fees and expenses........................................................       48,720       28,449
  Other accrued expenses.............................................................      128,058       76,162
Dividends payable....................................................................      556,870       53,308
Due to custodian.....................................................................   20,589,488           --
Due to broker........................................................................       45,613           --
Unrealized depreciation on forward currency contracts................................           --           --
                                                                                      ------------  -----------
Total liabilities....................................................................   33,994,897      227,452
                                                                                      ------------  -----------
Net assets........................................................................... $379,811,196  $59,120,168
                                                                                      ============  ===========
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01 par value....................................... $    794,311  $    46,734
Paid-in capital......................................................................  451,662,065   56,219,020
                                                                                      ------------  -----------
                                                                                       452,456,376   56,265,754
Accumulated undistributed net investment income (loss)...............................   (2,773,841)     (50,950)
Accumulated undistributed net realized gain (loss) on investments, futures contracts,
 securities sold short and foreign exchange transactions.............................  (86,811,392)     463,744
Unrealized appreciation (depreciation) on investments................................   16,935,543    2,441,620
Unrealized appreciation (depreciation) on foreign exchange transactions..............        4,510           --
                                                                                      ------------  -----------
  Net Assets......................................................................... $379,811,196  $59,120,168
                                                                                      ============  ===========
*Cost
  Long-term investment securities (unaffiliated)..................................... $342,388,259  $51,829,889
                                                                                      ============  ===========
  Short-term investment securities (unaffiliated).................................... $         --  $ 4,229,589
                                                                                      ============  ===========
  Foreign cash....................................................................... $    153,966  $        --
                                                                                      ============  ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2007 -- (continued)

                                                                                   U.S. Government               Strategic
                                                                                     Securities        GNMA        Bond
                                                                                        Fund           Fund        Fund
                                                                                   --------------- ------------ ------------
Class A (unlimited shares authorized):
Net assets........................................................................  $152,239,216   $310,507,891 $453,893,034
Shares of beneficial interest issued and outstanding..............................    16,483,896     28,013,598  125,141,916
Net asset value and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................  $       9.24   $      11.08 $       3.63
Maximum sales charge (4.75% of offering price)....................................          0.46           0.55         0.18
                                                                                    ------------   ------------ ------------
Maximum offering price to public..................................................  $       9.70   $      11.63 $       3.81
                                                                                    ============   ============ ============
Class B (unlimited shares authorized):
Net assets........................................................................  $ 14,716,154   $ 57,224,413 $ 55,728,375
Shares of beneficial interest issued and outstanding..............................     1,592,759      5,149,484   15,368,309
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................  $       9.24   $      11.11 $       3.63
                                                                                    ============   ============ ============
Class C (unlimited shares authorized):
Net assets........................................................................  $  9,880,830   $ 30,606,300 $217,754,977
Shares of beneficial interest issued and outstanding..............................     1,070,838      2,751,074   59,807,057
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................  $       9.23   $      11.13 $       3.64
                                                                                    ============   ============ ============

                                                                                    High Yield  Tax Exempt
                                                                                       Bond      Insured
                                                                                       Fund        Fund
                                                                                   ------------ -----------
Class A (unlimited shares authorized):
Net assets........................................................................ $241,554,439 $50,036,204
Shares of beneficial interest issued and outstanding..............................   50,593,814   3,955,541
Net asset value and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................ $       4.77 $     12.65
Maximum sales charge (4.75% of offering price)....................................         0.24        0.63
                                                                                   ------------ -----------
Maximum offering price to public.................................................. $       5.01 $     13.28
                                                                                   ============ ===========
Class B (unlimited shares authorized):
Net assets........................................................................ $ 51,479,264 $ 5,093,187
Shares of beneficial interest issued and outstanding..............................   10,764,041     402,636
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................ $       4.78 $     12.65
                                                                                   ============ ===========
Class C (unlimited shares authorized):
Net assets........................................................................ $ 86,777,493 $ 3,990,777
Shares of beneficial interest issued and outstanding..............................   18,073,205     315,241
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................ $       4.80 $     12.66
                                                                                   ============ ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF OPERATIONS -- For the year ended March 31, 2007

                                                                 U.S.
                                                              Government                Strategic    High Yield  Tax Exempt
                                                              Securities      GNMA        Bond          Bond      Insured
                                                                 Fund         Fund        Fund          Fund        Fund
                                                              ----------  -----------  -----------  -----------  ----------
INCOME:
 Dividends (unaffiliated).................................... $       --  $        --  $   183,974  $   441,330  $       --
 Interest (unaffiliated).....................................  8,711,396   21,020,970   33,952,223   25,097,136   2,877,460
                                                              ----------  -----------  -----------  -----------  ----------
   Total investment income*..................................  8,711,396   21,020,970   34,136,197   25,538,466   2,877,460
                                                              ----------  -----------  -----------  -----------  ----------
EXPENSES:
 Investment advisory and management fees.....................  1,122,507    1,861,785    3,528,616    2,414,284     315,937
 Distribution and service maintenance fees:
   Class A...................................................    515,046    1,065,614    1,278,867      670,556     185,425
   Class B...................................................    168,580      657,301      504,536      522,532      58,351
   Class C...................................................     86,798      352,101    1,433,116      832,021      43,738
 Transfer agent fees:
   Class A...................................................    367,820      702,772      837,830      448,312     119,420
   Class B...................................................     43,049      159,423      122,994      124,663      15,208
   Class C...................................................     22,953       83,151      327,833      194,040      11,154
 Registration fees:
   Class A...................................................     17,640       19,074       34,425       27,037      23,773
   Class B...................................................      9,671       17,574       12,478       11,867      11,669
   Class C...................................................      4,422       10,089       32,090       17,900       6,030
 Custodian and accounting fees...............................     81,781      154,163      328,761      114,482      33,500
 Reports to shareholders.....................................     27,222       87,220       94,726       86,947         274
 Audit and tax fees..........................................     42,261       43,406       44,833       46,191      40,498
 Legal fees..................................................     12,493       33,614       27,702       23,029      12,462
 Trustees' fees and expenses.................................     11,561       28,152       30,702       20,769       4,296
 Interest expense............................................     12,019       50,839        6,944       75,783          --
 Interest expense on securities sold short...................         --           --           --        7,431          --
 Other expenses..............................................     15,354       21,057       18,290       18,988       4,356
                                                              ----------  -----------  -----------  -----------  ----------
   Total expenses before fee waivers, expense reimbursement
    and custody credits......................................  2,561,177    5,347,335    8,664,743    5,656,832     886,091
   Fees waived and expenses reimbursed by investment
    advisor (Note 3).........................................   (669,714)    (630,369)          --     (313,242)     (4,056)
   Custody credits earned on cash balances...................     (8,112)      (2,205)    (305,101)     (14,837)       (713)
                                                              ----------  -----------  -----------  -----------  ----------
   Net expenses..............................................  1,883,351    4,714,761    8,359,642    5,328,753     881,322
                                                              ----------  -----------  -----------  -----------  ----------
Net investment income (loss).................................  6,828,045   16,306,209   25,776,555   20,209,713   1,996,138
                                                              ----------  -----------  -----------  -----------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated).......    (68,459)    (171,039)   3,661,092    6,213,051     481,567
Net realized foreign exchange gain (loss) on other assets
 and liabilities.............................................         --           --       74,765           --          --
                                                              ----------  -----------  -----------  -----------  ----------
Net realized gain (loss) on investments and foreign
 currencies..................................................    (68,459)    (171,039)   3,735,857    6,213,051     481,567
                                                              ----------  -----------  -----------  -----------  ----------
Change in unrealized appreciation (depreciation) on
 investments (unaffiliated)..................................  1,657,175    4,010,650   13,294,624    6,274,268     281,498
Change in unrealized foreign exchange gain (loss) on other
 assets and liabilities......................................         --           --        3,625       14,688          --
                                                              ----------  -----------  -----------  -----------  ----------
Net unrealized gain (loss) on investments and foreign
 currencies..................................................  1,657,175    4,010,650   13,298,249    6,288,956     281,498
                                                              ----------  -----------  -----------  -----------  ----------
Net realized and unrealized gain (loss) on investments and
 foreign currencies..........................................  1,588,716    3,839,611   17,034,106   12,502,007     763,065
                                                              ----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.. $8,416,761  $20,145,820  $42,810,661  $32,711,720  $2,759,203
                                                              ==========  ===========  ===========  ===========  ==========
  *Net of foreign withholding taxes on interest and
   dividends of.............................................. $       --  $        --  $   100,866  $        --  $       --
                                                              ==========  ===========  ===========  ===========  ==========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF CHANGES IN NET ASSETS

                                                                                               U.S. Government
                                                                                               Securities Fund
                                                                                         --------------------------
                                                                                         For the year  For the year
                                                                                            ended         ended
                                                                                          March 31,     March 31,
                                                                                             2007          2006
                                                                                         ------------  ------------
Operations:
  Net investment income (loss).......................................................... $  6,828,045  $  7,348,908
  Net realized gain (loss) on investments and foreign currencies........................      (68,459)   (2,629,101)
  Net unrealized gain (loss) on investments and foreign currencies......................    1,657,175    (1,138,951)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................    8,416,761     3,580,856
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................   (6,264,372)   (6,505,119)
  Net investment income (Class B).......................................................     (608,171)     (786,554)
  Net investment income (Class C).......................................................     (312,901)     (307,714)
  Net investment income (Class Z).......................................................           --            --
  Net investment income (Class X).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
  Net realized gain on securities (Class X).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................   (7,185,444)   (7,599,387)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)   (3,236,594)  (29,003,495)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................   (2,005,277)  (33,022,026)

NET ASSETS:
Beginning of period.....................................................................  178,841,477   211,863,503
                                                                                         ------------  ------------
End of period+.......................................................................... $176,836,200  $178,841,477
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $     56,621  $     57,877
                                                                                         ============  ============

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)


                                                                                                  GNMA Fund
                                                                                         --------------------------
                                                                                         For the year  For the year
                                                                                            ended         ended
                                                                                          March 31,     March 31,
                                                                                             2007          2006
                                                                                         ------------  ------------
Operations:
  Net investment income (loss).......................................................... $ 16,306,209  $ 14,040,017
  Net realized gain (loss) on investments and foreign currencies........................     (171,039)   (1,409,187)
  Net unrealized gain (loss) on investments and foreign currencies......................    4,010,650    (2,932,719)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................   20,145,820     9,698,111
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................  (13,350,095)  (11,887,262)
  Net investment income (Class B).......................................................   (2,448,583)   (2,666,840)
  Net investment income (Class C).......................................................   (1,311,888)   (1,429,033)
  Net investment income (Class Z).......................................................           --            --
  Net investment income (Class X).......................................................           --       (10,305)
  Net realized gain on securities (Class A).............................................           --    (1,253,478)
  Net realized gain on securities (Class B).............................................           --      (327,987)
  Net realized gain on securities (Class C).............................................           --      (169,603)
  Net realized gain on securities (Class Z).............................................           --            --
  Net realized gain on securities (Class X).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................  (17,110,566)  (17,744,508)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)  (24,531,303)  (68,594,450)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................  (21,496,049)  (76,640,847)

NET ASSETS:
Beginning of period.....................................................................  419,834,653   496,475,500
                                                                                         ------------  ------------
End of period+.......................................................................... $398,338,604  $419,834,653
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $    327,903  $     20,580
                                                                                         ============  ============

                                                                                             Strategic Bond Fund
                                                                                         --------------------------
                                                                                         For the year  For the year
                                                                                            ended         ended
                                                                                          March 31,     March 31,
                                                                                             2007          2006
                                                                                         ------------  ------------
Operations:
  Net investment income (loss).......................................................... $ 25,776,555  $ 10,165,505
  Net realized gain (loss) on investments and foreign currencies........................    3,735,857     3,525,730
  Net unrealized gain (loss) on investments and foreign currencies......................   13,298,249    (1,597,716)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................   42,810,661    12,093,519
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................  (18,128,377)   (5,369,145)
  Net investment income (Class B).......................................................   (2,175,396)   (1,942,089)
  Net investment income (Class C).......................................................   (6,149,737)   (2,927,876)
  Net investment income (Class Z).......................................................           --            --
  Net investment income (Class X).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
  Net realized gain on securities (Class X).............................................                         --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................  (26,453,510)  (10,239,110)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)  400,002,265   175,766,449
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................  416,359,416   177,620,858

NET ASSETS:
Beginning of period.....................................................................  311,016,970   133,396,112
                                                                                         ------------  ------------
End of period+.......................................................................... $727,376,386  $311,016,970
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $   (954,680) $       (225)
                                                                                         ============  ============

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)


                                                                                            High Yield Bond Fund
                                                                                         --------------------------
                                                                                         For the year  For the year
                                                                                            ended         ended
                                                                                          March 31,     March 31,
                                                                                             2007          2006
                                                                                         ------------  ------------
Operations:
  Net investment income (loss).......................................................... $ 20,209,713  $ 21,938,661
  Net realized gain (loss) on investments and foreign currencies........................    6,213,051    16,381,114
  Net unrealized gain (loss) on investments and foreign currencies......................    6,288,956    (3,300,370)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................   32,711,720    35,019,405
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................  (13,055,050)  (11,905,182)
  Net investment income (Class B).......................................................   (3,241,816)   (3,703,477)
  Net investment income (Class C).......................................................   (5,181,540)   (4,398,206)
  Net investment income (Class Z).......................................................           --    (1,686,486)
  Net investment income (Class X).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
  Net realized gain on securities (Class X).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................  (21,478,406)  (21,693,351)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)   32,050,805     5,307,491
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................   43,284,119    18,633,545

NET ASSETS:
Beginning of period.....................................................................  336,527,077   317,893,532
                                                                                         ------------  ------------
End of period+.......................................................................... $379,811,196  $336,527,077
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $ (2,773,841) $ (2,050,534)
                                                                                         ============  ============

                                                                                          Tax Exempt Insured Fund
                                                                                         ------------------------
                                                                                         For the year For the year
                                                                                            ended        ended
                                                                                          March 31,    March 31,
                                                                                             2007         2006
                                                                                         ------------ ------------
Operations:
  Net investment income (loss).......................................................... $ 1,996,138  $ 2,192,275
  Net realized gain (loss) on investments and foreign currencies........................     481,567      828,946
  Net unrealized gain (loss) on investments and foreign currencies......................     281,498   (1,242,127)
                                                                                         -----------  -----------
Net increase (decrease) in net assets resulting from operations.........................   2,759,203    1,779,094
                                                                                         -----------  -----------

Distributions to shareholders from:
  Net investment income (Class A).......................................................  (1,775,224)  (1,839,250)
  Net investment income (Class B).......................................................    (149,453)    (194,099)
  Net investment income (Class C).......................................................    (115,967)    (132,474)
  Net investment income (Class Z).......................................................          --           --
  Net investment income (Class X).......................................................          --           --
  Net realized gain on securities (Class A).............................................    (365,409)    (587,815)
  Net realized gain on securities (Class B).............................................     (39,551)     (75,670)
  Net realized gain on securities (Class C).............................................     (31,739)     (52,856)
  Net realized gain on securities (Class Z).............................................          --           --
  Net realized gain on securities (Class X).............................................          --           --
                                                                                         -----------  -----------
Total distributions to shareholders.....................................................  (2,477,343)  (2,882,164)
                                                                                         -----------  -----------
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)  (9,226,947)  (7,564,719)
                                                                                         -----------  -----------
Total increase (decrease) in net assets.................................................  (8,945,087)  (8,667,789)

NET ASSETS:
Beginning of period.....................................................................  68,065,255   76,733,044
                                                                                         -----------  -----------
End of period+.......................................................................... $59,120,168  $68,065,255
                                                                                         ===========  ===========
--------
+Includes accumulated undistributed net investment income (loss)........................ $   (50,950) $    (6,151)
                                                                                         ===========  ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS

                                                             U.S. GOVERNMENT SECURITIES FUND
                                                             -------------------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distributions          Net               Net
               Asset                 (both               Dividends    from net            Asset            Assets,    Ratio of
              Value,      Net      realized   Total from  from net    realized     Total  Value,           end of     expenses
             beginning investment     and     investment investment   gains on    Distri- end of   Total   period    to average
Period Ended of period income(1)  unrealized) operations   income    investments  butions period Return(2) (000's)  net assets(3)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- -------------
                                                                         Class A
-
  03/31/03     $8.80     $0.37      $ 0.86      $ 1.23     $(0.40)       $--      $(0.40) $9.63    14.14%  $210,848     1.12%
  03/31/04      9.63      0.30        0.01        0.31      (0.30)        --       (0.30)  9.64     3.29    204,618     0.99
  03/31/05      9.64      0.31       (0.26)       0.05      (0.32)        --       (0.32)  9.37     0.61    174,905     0.99
  03/31/06      9.37      0.36       (0.20)       0.16      (0.37)        --       (0.37)  9.16     1.68    151,284     0.99
  03/31/07      9.16      0.37        0.10        0.47      (0.39)        --       (0.39)  9.24     5.25    152,239     0.99
                                                                         Class B
-
  03/31/03     $8.80     $0.30      $ 0.87      $ 1.17     $(0.33)       $--      $(0.33) $9.64    13.51%  $ 62,595     1.76%
  03/31/04      9.64      0.24        0.01        0.25      (0.24)        --       (0.24)  9.65     2.62     36,605     1.64
  03/31/05      9.65      0.25       (0.27)      (0.02)     (0.26)        --       (0.26)  9.37    (0.14)    27,013     1.64
  03/31/06      9.37      0.30       (0.20)       0.10      (0.31)        --       (0.31)  9.16     1.02     19,276     1.64
  03/31/07      9.16      0.32        0.09        0.41      (0.33)        --       (0.33)  9.24     4.57     14,716     1.64
                                                                         Class C*
-
  03/31/03     $8.79     $0.30      $ 0.87      $ 1.17     $(0.33)       $--      $(0.33) $9.63    13.52%  $ 24,322     1.75%
  03/31/04      9.63      0.24        0.01        0.25      (0.24)        --       (0.24)  9.64     2.62     15,139     1.64
  03/31/05      9.64      0.25       (0.27)      (0.02)     (0.26)        --       (0.26)  9.36    (0.14)     9,945     1.64
  03/31/06      9.36      0.30       (0.20)       0.10      (0.31)        --       (0.31)  9.15     1.02      8,281     1.64
  03/31/07      9.15      0.31        0.10        0.41      (0.33)        --       (0.33)  9.23     4.57      9,881     1.64

                         -

    Ratio
   of net
 investment
  income to
   average    Portfolio
net assets(3) Turnover
------------- ---------  -

                         -
    3.88%        630%(4)
    3.14         267(4)
    3.26         253(4)
    3.80         357
    4.05         243

                         -
    3.20%        630%(4)
    2.45         267(4)
    2.61         253(4)
    3.14         357
    3.40         243

                         -
    3.18%        630%(4)
    2.45         267(4)
    2.61         253(4)
    3.14         357
    3.40         243

--------
*  Effective February 23, 2004, Class II was redesignated to Class C.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/03 03/31/04 03/31/05 03/31/06 03/31/07
                                         -------- -------- -------- -------- --------
U.S. Government Securities Fund Class A.   0.21%    0.37%    0.39%    0.36%    0.38%
U.S. Government Securities Fund Class B.   0.23     0.37     0.43     0.43     0.43
U.S. Government Securities Fund Class C.   0.27     0.38     0.48     0.57     0.43

(4)Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                     2003 2004 2005
                                                     ---- ---- ----
            U.S. Government Securities Fund......... 614% 256% 246%

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                      GNMA FUND
                                                                      ---------
                               Net gain
                               (loss) on
            Net               investments                       Distributions          Net               Net
           Asset                 (both               Dividends    from net            Asset            Assets,    Ratio of
          Value,      Net      realized   Total from  from net    realized     Total  Value,           end of     expenses
 Period  beginning investment     and     investment investment   gains on    Distri- end of   Total   period    to average
 Ended   of period income(1)  unrealized) operations   income    investments  butions period Return(2) (000's)  net assets(3)
-------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- -------------
                                                                       Class A
-
03/31/03  $10.77     $0.37      $ 0.93      $1.30      $(0.42)     $(0.11)    $(0.53) $11.54  $12.29   $255,096     0.99%
03/31/04   11.54      0.28        0.07       0.35       (0.31)      (0.20)     (0.51)  11.38    3.06    337,467     0.99
03/31/05   11.38      0.31       (0.16)      0.15       (0.33)         --      (0.33)  11.20    1.41    338,031     0.99
03/31/06   11.20      0.35       (0.07)      0.28       (0.40)      (0.08)     (0.48)  11.00    2.18    303,343     0.99
03/31/07   11.00      0.46        0.10       0.56       (0.48)         --      (0.48)  11.08    5.23    310,508     0.99
                                                                       Class B
-
03/31/03  $10.80     $0.30      $ 0.93      $1.23      $(0.35)     $(0.11)    $(0.46) $11.57  $11.54   $189,323     1.64%
03/31/04   11.57      0.21        0.06       0.27       (0.23)      (0.20)     (0.43)  11.41    2.39    136,923     1.64
03/31/05   11.41      0.24       (0.16)      0.08       (0.26)         --      (0.26)  11.23    0.75    102,497     1.64
03/31/06   11.23      0.28       (0.08)      0.20       (0.33)      (0.08)     (0.41)  11.02    1.43     76,304     1.64
03/31/07   11.02      0.39        0.11       0.50       (0.41)         --      (0.41)  11.11    4.64     57,224     1.64
                                                                       Class C*
-
03/31/03  $10.81     $0.29      $ 0.94      $1.23      $(0.35)     $(0.11)    $(0.46) $11.58  $11.53   $137,173     1.64%
03/31/04   11.58      0.20        0.07       0.27       (0.23)      (0.20)     (0.43)  11.42    2.39     88,184     1.64
03/31/05   11.42      0.24       (0.16)      0.08       (0.26)         --      (0.26)  11.24    0.75     54,936     1.64
03/31/06   11.24      0.28       (0.07)      0.21       (0.33)      (0.08)     (0.41)  11.04    1.53     40,188     1.64
03/31/07   11.04      0.40        0.10       0.50       (0.41)         --      (0.41)  11.13    4.64     30,606     1.64



    Ratio
   of net
 investment
  income to
   average    Portfolio
net assets(3) Turnover
------------- ---------


    3.36%        436%(4)
    2.51         225(4)
    2.73         204(4)
    3.17         138
    4.19         142


    2.71%        436%(4)
    1.77         225(4)
    2.10         204(4)
    2.50         138
    3.53         142


    2.59%        436%(4)
    1.74         225(4)
    2.11         204(4)
    2.49         138
    3.53         142

--------
*  Effective February 23, 2004, Class II was redesignated to Class C.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                 03/31/03 03/31/04 03/31/05 03/31/06 03/31/07
                                 -------- -------- -------- -------- --------
  GNMA Fund Class A.............   0.13%    0.18%    0.17%    0.13%    0.15%
  GNMA Fund Class B.............   0.14     0.16     0.18     0.17     0.18
  GNMA Fund Class C.............   0.13     0.16     0.18     0.19     0.17

(4)Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                     2003 2004 2005
                                                     ---- ---- ----
            GNMA Fund............................... 421% 213% 204%

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                   STRATEGIC BOND FUND
                                                                   -------------------
                               Net gain
                               (loss) on
            Net               investments                       Distributions           Net                 Net
           Asset                 (both               Dividends    from net             Asset              Assets,    Ratio of
          Value,      Net      realized   Total from  from net    realized     Total  Value,              end of      expense
 Period  beginning investment     and     investment investment   gains on    Distri- end of    Total     period    to average
 Ended   of period income(1)  unrealized) operations   income    investments  butions period+ Return(2)   (000's)  net assets(5)
-------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------- ---------   -------- -------------
                                                                         Class A
-
03/31/03   $3.00     $0.20       $0.06      $0.26      $(0.18)       $--      $(0.18)  $3.08     9.07%(4) $ 37,136     1.62%
03/31/04    3.08      0.21        0.33       0.54       (0.21)        --       (0.21)   3.41    18.04       43,840     1.55(3)
03/31/05    3.41      0.20        0.11       0.31       (0.23)        --       (0.23)   3.49     9.36       59,279     1.40(3)
03/31/06    3.49      0.17        0.05       0.22       (0.18)        --       (0.18)   3.53     6.54      167,072     1.34
03/31/07    3.53      0.16        0.12       0.28       (0.18)        --       (0.18)   3.63     8.07      453,893     1.26
                                                                         Class B
-
03/31/03   $3.00     $0.18       $0.06      $0.24      $(0.16)       $--      $(0.16)  $3.08     8.36%(4) $ 27,879     2.28%
03/31/04    3.08      0.19        0.33       0.52       (0.19)        --       (0.19)   3.41    17.29       36,110     2.19(3)
03/31/05    3.41      0.18        0.10       0.28       (0.21)        --       (0.21)   3.48     8.35       37,250     2.05(3)
03/31/06    3.48      0.16        0.05       0.21       (0.16)        --       (0.16)   3.53     6.14       46,294     2.00(3)
03/31/07    3.53      0.15        0.10       0.25       (0.15)        --       (0.15)   3.63     7.36       55,728     1.94
                                                                        Class C*
-
03/31/03   $3.01     $0.19       $0.05      $0.24      $(0.16)       $--      $(0.16)  $3.09     8.47%(4) $ 14,423     2.17%(3)
03/31/04    3.09      0.19        0.34       0.53       (0.20)        --       (0.20)   3.42    17.43       22,064     2.16(3)
03/31/05    3.42      0.18        0.11       0.29       (0.21)        --       (0.21)   3.50     8.65       36,867     2.05(3)
03/31/06    3.50      0.15        0.05       0.20       (0.16)        --       (0.16)   3.54     5.84       97,651     1.99(3)
03/31/07    3.54      0.14        0.12       0.26       (0.16)        --       (0.16)   3.64     7.36      217,755     1.93



    Ratio
   of net
 investment
  income to
   average    Portfolio
net assets(5) Turnover
------------- ---------


    6.93%         67%(6)
    6.41(3)       71(6)
    5.94(3)      190(6)
    5.19         119
    4.84         131


    6.26%         67%(6)
    5.76(3)       71(6)
    5.32(3)      190(6)
    4.51(3)      119
    4.17         131


    6.37%(3)      67%(6)
    5.78(3)       71(6)
    5.29(3)      190(6)
    4.54(3)      119
    4.17         131

--------
*  Effective February 23, 2004, Class II was redesignated to Class C.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                           03/31/03 03/31/04 03/31/05 03/31/06
                                           -------- -------- -------- --------
  Strategic Bond Fund Class A.............    -- %    0.02%    0.03%     -- %
  Strategic Bond Fund Class B.............     --     0.02     0.02     0.00
  Strategic Bond Fund Class C.............   0.11     0.02     0.03     0.00

(4)Total return for each class was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(5)Net of custody credits of:

                                         03/31/03 03/31/04 03/31/05 03/31/06 03/31/07
                                         -------- -------- -------- -------- --------
Strategic Bond Fund.....................   0.01%    0.02%    0.01%    0.07%    0.05%

(6)Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                           2003 2004 2005
                                -          ---- ---- ----
                       Strategic Bond Fund 65%  69%  188%

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                  HIGH YIELD BOND FUND
                                                                  --------------------
                               Net gain
                               (loss) on
            Net               investments                       Distributions          Net
           Asset                 (both               Dividends    from net            Asset            Net Assets,  Ratio of
          Value,      Net      realized   Total from  from net    realized     Total  Value,             end of     expense
 Period  beginning investment     and     investment investment   gains on    Distri- end of   Total     period    to average
 Ended   of period income(1)  unrealized) operations   income    investment   butions period Return(2)   (000's)   net assets
-------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ----------- ----------
                                                                         Class A
-
03/31/03   $4.13     $0.37      $(0.49)     $(0.12)    $(0.35)       $--      $(0.35) $3.66    (2.45)%  $ 66,521      1.56%
03/31/04    3.66      0.33        0.60        0.93      (0.36)        --       (0.36)  4.23    26.05      93,818      1.49
03/31/05    4.23      0.33        0.21        0.54      (0.34)        --       (0.34)  4.43    13.26     101,661      1.38(3)
03/31/06    4.43      0.31        0.19        0.50      (0.33)        --       (0.33)  4.60    11.61     214,041      1.36(3)(5)
03/31/07    4.60      0.30        0.19        0.49      (0.32)        --       (0.32)  4.77    11.01     241,554      1.36(3)
                                                                         Class B
-
03/31/03   $4.13     $0.35      $(0.49)     $(0.14)    $(0.33)       $--      $(0.33) $3.66    (3.06)%  $ 57,596      2.18%
03/31/04    3.66      0.31        0.60        0.91      (0.33)        --       (0.33)  4.24    25.55      73,751      2.14
03/31/05    4.24      0.31        0.20        0.51      (0.31)        --       (0.31)  4.44    12.57      61,961      2.03(3)
03/31/06    4.44      0.31        0.16        0.47      (0.30)        --       (0.30)  4.61    10.88      52,346      2.01(3)(5)
03/31/07    4.61      0.27        0.19        0.46      (0.29)        --       (0.29)  4.78    10.29      51,479      2.01(3)
                                                                        Class C*
-
03/31/03   $4.15     $0.34      $(0.48)     $(0.14)    $(0.33)       $--      $(0.33) $3.68    (2.97)%  $ 27,814      2.15%(3)
03/31/04    3.68      0.30        0.60        0.90      (0.33)        --       (0.33)  4.25    25.14      52,868      2.11(3)
03/31/05    4.25      0.30        0.22        0.52      (0.31)        --       (0.31)  4.46    12.77      65,385      2.03(3)
03/31/06    4.46      0.30        0.17        0.47      (0.30)        --       (0.30)  4.63    10.86      70,140      2.01(3)(5)
03/31/07    4.63      0.27        0.19        0.46      (0.29)        --       (0.29)  4.80    10.27      86,777      2.01(3)



  Ratio
  of net
investment
income to
 average      Portfolio
net assets    Turnover
----------    ---------


  10.26%         117%(4)
   8.15          126(4)
   7.59(3)        85(4)
   7.20(3)(5)     91
   6.44(3)        86


   9.63%         117%(4)
   7.52          126(4)
   7.04(3)        85(4)
   6.71(3)(5)     91
   5.82(3)        86


   9.67%(3)      117%(4)
   7.53(3)       126(4)
   6.97(3)        85(4)
   6.67(3)(5)     91
   5.80(3)        86

--------
*  Effective February 23, 2004, Class II was redesignated to Class C.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/03 03/31/04 03/31/05 03/31/06 03/31/07
                                         -------- -------- -------- -------- --------
High Yield Bond Fund Class A............    -- %     -- %    0.08%    0.11%    0.09%
High Yield Bond Fund Class B............     --       --     0.07     0.14     0.11
High Yield Bond Fund Class C............   0.10     0.01     0.09     0.12     0.10

(4)Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydown on securities and was as follows:

                                           2003 2004 2005
                                           ---- ---- ----
                      High Yield Bond Fund 117% 126% 85%

(5)Net of custody credits of 0.01%.

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                              TAX EXEMPT INSURED FUND
                                                              -----------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distributions          Net               Net
               Asset                 (both               Dividends    from net            Asset            Assets,  Ratio of
              Value,      Net      realized   Total from  from net    realized     Total  Value,           end of   expenses
             beginning investment     and     investment investment   gains on    Distri- end of   Total   period  to average
Period Ended of period income(1)  unrealized) operations   income    investments  butions period Return(2) (000's) net assets
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ------- ----------
                                                                      Class A
-
  03/31/03    $12.72     $0.41      $ 0.73      $1.14      $(0.43)     $(0.09)    $(0.52) $13.34   9.08%   $78,358    1.24%
  03/31/04     13.34      0.39        0.24       0.63       (0.37)      (0.44)     (0.81)  13.16   4.86     69,098    1.26
  03/31/05     13.16      0.41       (0.18)      0.23       (0.41)      (0.17)     (0.58)  12.81   1.83     62,032    1.25
  03/31/06     12.81      0.41       (0.10)      0.31       (0.40)      (0.13)     (0.53)  12.59   2.43     56,875    1.30
  03/31/07     12.59      0.42        0.15       0.57       (0.42)      (0.09)     (0.51)  12.65   4.63     50,036    1.27
                                                                      Class B
-
  03/31/03    $12.72     $0.32      $ 0.73      $1.05      $(0.34)     $(0.09)    $(0.43) $13.34   8.30%   $19,031    1.97%
  03/31/04     13.34      0.30        0.23       0.53       (0.27)      (0.44)     (0.71)  13.16   4.10     16,632    1.96
  03/31/05     13.16      0.33       (0.18)      0.15       (0.32)      (0.17)     (0.49)  12.82   1.21      9,000    1.94
  03/31/06     12.82      0.32       (0.09)      0.23       (0.32)      (0.13)     (0.45)  12.60   1.77      6,694    1.95
  03/31/07     12.60      0.31        0.15       0.46       (0.32)      (0.09)     (0.41)  12.65   3.72      5,093    2.11
                                                                      Class C*
-
  03/31/03    $12.72     $0.31      $ 0.74      $1.05      $(0.34)     $(0.09)    $(0.43) $13.34   8.32%   $ 6,451    1.95%(3)
  03/31/04     13.34      0.30        0.24       0.54       (0.28)      (0.44)     (0.72)  13.16   4.14      5,803    1.95(3)
  03/31/05     13.16      0.32       (0.18)      0.14       (0.32)      (0.17)     (0.49)  12.81   1.12      5,701    1.95(3)
  03/31/06     12.81      0.32       (0.09)      0.23       (0.32)      (0.13)     (0.45)  12.59   1.81      4,497    1.95(3)
  03/31/07     12.59      0.33        0.17       0.50       (0.34)      (0.09)     (0.43)  12.66   3.98      3,991    1.95(3)



  Ratio
  of net
investment
income to
 average    Portfolio
net assets  Turnover
----------  ---------


   3.12%       195%
   2.90        131
   3.14        153
   3.14         81
   3.28         84


   2.39%       195%
   2.20        131
   2.44        153
   2.48         81
   2.44         84


   2.40%(3)    195%
   2.21(3)     131
   2.44(3)     153
   2.48(3)      81
   2.60(3)      84

--------
*  Effective February 23, 2004, Class II was redesignated to Class C.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/03 03/31/04 03/31/05 03/31/06 03/31/07
                                         -------- -------- -------- -------- --------
Tax Exempt Insured Fund Class C.........   0.00%    0.12%    0.09%    0.20%    0.09%

See Notes to Financial Statements

        SunAmerica U.S. Government Securities Fund
        PORTFOLIO PROFILE -- March 31, 2007 -- (unaudited)

Industry Allocation*

                     Government National Mtg. Assoc.  47.5%
                     Repurchase Agreement...........  23.3
                     United States Treasury Bonds...  16.5
                     United States Treasury Notes...  16.3
                     Private Export Funding.........   5.7
                     U.S. Government Agencies.......   1.0
                     Federal Farm Credit Bank.......   0.7
                     Federal National Mtg. Assoc....   0.4
                                                     -----
                                                     111.4%
                                                     =====

Credit Quality+#

                         Government -- Agency..  56.2%
                         Government -- Treasury  37.3
                         AA....................   6.5
                                                -----
                                                100.0%
                                                =====

--------
* Calculated as a percentage of net assets.
+ Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica U.S. Government Securities Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007



                                              Principal    Value
                 Security Description          Amount     (Note 2)
           ---------------------------------------------------------
           U.S. GOVERNMENT AGENCIES -- 55.3%
           Federal Farm Credit Bank -- 0.7%
             5.64% due 04/04/11............. $   500,000 $   514,953
             6.00% due 03/07/11.............     200,000     208,160
             6.30% due 12/03/13.............     500,000     538,869
                                                         -----------
                                                           1,261,982
                                                         -----------
           Federal Home Loan Mtg. Corp. -- 0.0%
             8.00% due 06/01/08.............       1,995       2,001
                                                         -----------
           Federal National Mtg. Assoc. -- 0.4%
             6.53% due 05/25/30(3)..........     669,833     671,337
             8.00% due 01/01/23.............      34,003      35,946
             11.00% due 02/01/15............          32          36
             11.50% due 09/01/19............      10,048      11,024
                                                         -----------
                                                             718,343
                                                         -----------
           Private Export Funding Corp. -- 5.7%
             5.87% due 07/31/08.............  10,000,000  10,117,520
                                                         -----------
           Government National Mtg. Assoc. -- 47.5%
             4.50% due 05/15/18.............     963,986     939,633
             4.50% due 08/15/18.............   1,541,596   1,502,651
             4.50% due 09/15/18.............   4,454,601   4,342,067
             4.50% due 10/15/18.............   4,432,453   4,320,477
             4.50% due 09/15/33.............   4,884,905   4,631,184
             5.00% due 04/15/18.............   4,579,038   4,545,276
             5.00% due 08/15/33.............   1,953,026   1,903,522
             5.00% due 09/15/33.............     903,046     880,157
             5.00% due 10/15/33.............     618,021     602,356
             5.00% due 11/15/34.............     211,048     205,581
             5.00% due April TBA............   4,000,000   3,891,248
             5.00% due May TBA..............  17,000,000  16,537,804
             5.50% due 11/15/32.............      15,844      15,781
             5.50% due 03/15/33.............     464,445     462,508
             5.50% due 04/15/33.............     594,397     591,918
             5.50% due 05/15/33.............   1,314,618   1,309,136
             5.50% due 06/15/33.............   6,328,135   6,301,745
             5.50% due 07/15/33.............   1,722,451   1,715,269
             5.50% due 10/15/33.............   1,782,427   1,774,994
             5.50% due 12/15/33.............     356,932     355,443
             5.50% due 01/15/34.............   3,577,382   3,561,456
             5.50% due 02/15/34.............   2,080,516   2,071,253
             6.00% due 01/15/28.............       2,443       2,485
             6.00% due 04/15/28.............   1,345,764   1,368,937
             6.00% due 05/15/28.............       2,998       3,049
             6.00% due 10/15/28.............       3,606       3,668
             6.00% due 03/15/29.............      77,879      79,178
             6.00% due 04/15/29.............      48,032      48,833
             6.00% due 05/15/29.............      74,131      75,367
             6.00% due 06/15/29.............      28,126      28,595
             6.00% due 04/15/31.............      29,302      29,770
             6.00% due 05/15/31.............      49,065      49,850
             6.00% due 11/15/31.............     173,561     176,336
             6.00% due 12/15/31.............     409,590     416,140
             6.00% due 01/15/32.............     179,217     182,006
             6.00% due 02/15/32.............      43,998      44,683
             6.00% due 03/15/32.............      10,340      10,501
             6.00% due 08/15/32.............     286,200     290,653
             6.00% due 11/15/32.............      41,618      42,265


                                                   Principal    Value
                  Security Description              Amount     (Note 2)
       -----------------------------------------------------------------
       Government National Mtg. Assoc. (continued)
         6.00% due 12/15/32....................... $    9,523 $    9,671
         6.00% due 01/15/33.......................     19,534     19,831
         6.00% due 02/15/33.......................     59,634     60,541
         6.00% due 03/15/33.......................     89,132     90,488
         6.00% due 04/15/33.......................    341,420    346,612
         6.00% due 07/15/33.......................    249,002    252,789
         6.00% due 08/15/33.......................  2,582,240  2,622,761
         6.00% due 09/15/33.......................    363,530    369,060
         6.00% due 10/15/33.......................  1,500,761  1,523,593
         6.00% due 11/15/33.......................    175,279    177,945
         6.00% due 12/15/33.......................    776,189    787,995
         6.00% due 02/15/34.......................    325,268    329,833
         6.00% due 05/15/34.......................     49,285     49,977
         6.00% due 06/15/34.......................     44,671     45,298
         6.00% due 07/15/34.......................  1,506,043  1,527,179
         6.00% due 08/15/34.......................    187,973    190,611
         6.00% due 09/15/34.......................  1,381,302  1,400,687
         6.00% due 10/15/34.......................  4,779,861  4,846,943
         6.00% due 12/15/34.......................    413,995    419,805
         6.00% due 06/15/35.......................    302,727    306,778
         6.00% due 08/15/35.......................    317,123    321,366
         6.50% due 02/15/29.......................     16,421     16,910
         6.50% due 05/15/31.......................     21,044     21,652
         6.50% due 06/15/31.......................     64,766     66,635
         6.50% due 07/15/31.......................     36,591     37,647
         6.50% due 08/15/31.......................     76,946     79,167
         6.50% due 09/15/31.......................    190,508    196,007
         6.50% due 10/15/31.......................    322,788    332,105
         6.50% due 11/15/31.......................     13,365     13,751
         6.50% due 12/15/31.......................     22,474     23,123
         6.50% due 01/15/32.......................     34,230     35,186
         6.50% due 02/15/32.......................    558,107    573,699
         6.50% due 06/15/32.......................     51,288     52,720
         7.00% due 07/15/23.......................     36,217     37,862
         7.00% due 10/15/23.......................     84,221     88,045
         7.00% due 09/15/25.......................    239,551    250,688
         7.00% due 03/20/29.......................     18,505     19,296
         7.00% due 06/20/29.......................      2,968      3,095
         7.00% due 11/20/30.......................     74,814     78,006
         7.50% due 04/15/17.......................     10,613     11,013
         7.50% due 08/15/23.......................    186,956    195,087
         7.50% due 09/15/23.......................    573,377    598,315
         7.50% due 10/15/23.......................     16,624     17,347
         8.00% due 02/15/08.......................        167        169
         9.00% due 12/15/16.......................     58,043     62,178
         11.00% due 08/20/15......................        223        246
         11.00% due 09/20/15......................        414        456
         11.50% due 05/20/15......................      3,709      4,148
         12.50% due 09/15/14......................      6,313      7,042
         13.00% due 01/15/11......................      1,889      2,100
         13.00% due 02/15/11......................      2,458      2,734
         13.00% due 03/15/11......................        192        213
         13.00% due 04/15/11......................        443        493
         13.00% due 09/15/13......................      4,775      5,342
         13.00% due 10/20/14......................      1,073      1,186
         13.00% due 11/15/14......................        705        791

        SunAmerica U.S. Government Securities Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)



                                                   Principal     Value
                 Security Description               Amount      (Note 2)
      --------------------------------------------------------------------
      U.S. GOVERNMENT AGENCIES (continued)
      Government National Mtg. Assoc. (continued)
        13.00% due 02/20/15...................... $       643 $        713
        13.50% due 02/15/13......................      10,478       11,812
        15.00% due 01/15/12......................         408          467
        15.00% due 02/15/12......................       1,008        1,154
        15.00% due 06/15/12......................      10,763       12,328
        15.00% due 09/15/12......................         604          692
        15.50% due 09/15/11......................      32,538       37,174
                                                              ------------
                                                                83,912,332
                                                              ------------
      Small Business Administration -- 1.0%
        6.30% due 06/01/18.......................   1,769,302    1,820,176
                                                              ------------
      Total U.S. Government Agencies
         (cost $98,899,113)......................               97,832,354
                                                              ------------
      U.S. GOVERNMENT TREASURIES -- 32.8%
      United States Treasury Bonds -- 16.5%
        4.50% due 02/15/36.......................  14,000,000   13,199,368
        5.38% due 02/15/31.......................  15,000,000   15,991,410
                                                              ------------
                                                                29,190,778
                                                              ------------
      United States Treasury Notes -- 16.3%
        4.50% due 11/15/15.......................   8,000,000    7,918,440
        4.63% due 11/15/16.......................   2,000,000    1,994,140
        4.63% due 02/15/17.......................   9,000,000    8,981,721
        4.75% due 02/15/37.......................   4,000,000    3,937,500
        5.13% due 06/30/08.......................   6,000,000    6,021,564
                                                              ------------
                                                                28,853,365
                                                              ------------
      Total U.S. Government Treasuries
         (cost $58,559,646)......................               58,044,143
                                                              ------------
      Total Long-Term Investment Securities
         (cost $157,458,759).....................              155,876,497
                                                              ------------


                                                Principal      Value
                Security Description             Amount       (Note 2)
       -----------------------------------------------------------------
       REPURCHASE AGREEMENT -- 23.3%
         UBS Securities, LLC Joint Repurchase
          Agreement(1)
          (cost $41,132,000).................. $41,132,000  $ 41,132,000
                                                            ------------
       TOTAL INVESTMENTS --
          (cost $198,590,759)(2)..............       111.4%  197,008,497
       Liabilities in excess of other assets..       (11.4)  (20,172,297)
                                               -----------  ------------
       NET ASSETS --                                 100.0% $176,836,200
                                               ===========  ============

--------
(1)  See Note 2 for details of Joint Repurchase Agreement
(2)  See Note 5 for cost of investment on tax basis
(3)  Collateralized Mortgage Obligation
TBA --Securities purchased on a forward commitment basis with an approximate principle amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Financial Statements

        SunAmerica GNMA Fund
        PORTFOLIO PROFILE -- March 31, 2007 -- (unaudited)


Industry Allocation*

                     Government National Mtg. Assoc.  84.1%
                     United States Treasury Notes...  13.5
                     Repurchase Agreement...........   4.6
                     Federal National Mtg. Assoc....   1.1
                     United States Treasury Bonds...   0.7
                     U.S. Government Agencies.......   0.2
                                                     -----
                                                     104.2%
                                                     =====

Credit Quality+#

                         Government -- Agency..  85.6%
                         Government -- Treasury  14.4
                                                -----
                                                100.0%
                                                =====

--------
* Calculated as a percentage of net assets.
+ Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica GNMA Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007



                                                  Principal    Value
                  Security Description             Amount     (Note 2)
        ----------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES -- 85.4%
        Federal National Mtg. Assoc. -- 1.1%
          Federal National Mtg. Assoc.
           Series 2005 -- 20
           5.00% due 01/25/18(1)................ $ 4,342,944 $ 4,321,406
                                                             -----------
        Government National Mtg. Assoc. -- 84.1%
          4.50% due 05/15/18....................   1,927,972   1,879,267
          4.50% due 08/15/18....................   1,000,960     975,673
          4.50% due 09/15/18....................   3,331,257   3,247,102
          4.50% due 10/15/18....................   5,161,323   5,030,935
          4.50% due 08/15/33....................   3,035,894   2,878,210
          4.50% due 09/15/33....................   3,551,151   3,366,704
          5.00% due 03/15/18....................     566,942     562,762
          5.00% due 04/15/18....................   7,374,476   7,320,102
          5.00% due 05/15/18....................   9,973,272   9,899,738
          5.00% due 01/15/33....................      18,124      17,664
          5.00% due 05/15/33....................      13,076      12,745
          5.00% due 08/15/33....................   2,868,398   2,795,692
          5.00% due 09/15/33....................   2,802,628   2,731,590
          5.00% due 10/15/33....................   6,371,650   6,210,146
          5.00% due 04/15/34....................      57,002      55,526
          5.00% due 05/15/34....................     165,083     160,808
          5.00% due 11/15/34....................     722,087     703,384
          5.00% due 12/15/34....................     726,923     708,095
          5.00% due April TBA...................  15,000,000  14,592,180
          5.00% due May TBA.....................   3,000,000   2,918,436
          5.50% due 06/15/29....................       6,193       6,180
          5.50% due 01/15/32....................      48,249      48,057
          5.50% due 12/15/32....................     777,047     773,956
          5.50% due 01/15/33....................     513,741     511,598
          5.50% due 02/15/33....................   2,068,091   2,059,466
          5.50% due 03/15/33....................   1,142,212   1,137,449
          5.50% due 04/15/33....................   6,085,020   6,059,642
          5.50% due 05/15/33....................   7,285,968   7,255,584
          5.50% due 06/15/33....................   8,174,772   8,140,807
          5.50% due 07/15/33....................     410,089     408,378
          5.50% due 08/15/33....................   2,563,508   2,552,817
          5.50% due 09/15/33....................     408,370     406,667
          5.50% due 10/15/33....................   6,944,387   6,915,428
          5.50% due 12/15/33....................   7,580,314   7,548,702
          5.50% due 01/15/34....................  10,441,517  10,395,032
          5.50% due 02/15/34....................   1,373,972   1,367,856
          5.50% due 04/15/35....................   2,439,505   2,427,589
          5.50% due 07/15/35....................   2,690,587   2,677,445
          5.50% due 09/15/35....................  26,958,060  26,826,384
          5.50% due 10/15/35....................  16,737,010  16,655,257
          5.50% due 11/15/35....................  33,249,602  33,087,194
          5.50% due 12/15/35....................  20,126,149  20,027,841
          5.50% due 02/15/36....................   2,821,487   2,806,322
          5.50% due 03/15/36....................  10,546,734  10,490,048
          5.50% due 04/15/36....................     467,990     465,474
          5.50% due 05/15/36....................   3,530,482   3,511,506
          6.00% due 11/15/23....................       4,051       4,109
          6.00% due 01/15/24....................       7,316       7,423
          6.00% due 07/15/28....................       5,189       5,277
          6.00% due 11/15/28....................     319,226     324,640
          6.00% due 12/15/28....................     350,335     356,277
          6.00% due 01/15/29....................     684,506     695,917


                                                   Principal    Value
                 Security Description               Amount     (Note 2)
      -------------------------------------------------------------------
      Government National Mtg. Assoc. (continued)
        6.00% due 02/15/29....................... $   777,361 $   790,323
        6.00% due 03/15/29.......................     591,443     601,305
        6.00% due 04/15/29.......................   1,580,694   1,607,104
        6.00% due 05/15/29.......................      71,507      72,699
        6.00% due 06/15/29.......................     635,435     646,056
        6.00% due 07/15/29.......................     217,084     220,704
        6.00% due 08/15/29.......................      20,483      20,824
        6.00% due 10/15/29.......................     106,033     107,801
        6.00% due 04/15/31.......................      20,709      21,040
        6.00% due 07/15/31.......................      15,317      15,562
        6.00% due 10/15/31.......................      84,983      86,342
        6.00% due 11/15/31.......................   1,493,862   1,517,753
        6.00% due 12/15/31.......................     624,998     634,993
        6.00% due 01/15/32.......................     716,573     727,724
        6.00% due 02/15/32.......................      57,423      58,317
        6.00% due 03/15/32.......................     485,490     493,045
        6.00% due 07/15/32.......................     117,869     119,703
        6.00% due 08/15/32.......................   1,705,996   1,733,090
        6.00% due 09/15/32.......................   1,160,764   1,178,825
        6.00% due 10/15/32.......................     213,829     217,156
        6.00% due 11/15/32.......................       8,377       8,507
        6.00% due 12/15/32.......................     171,388     174,055
        6.00% due 01/15/33.......................   1,590,288   1,614,478
        6.00% due 02/15/33.......................   1,774,626   1,801,618
        6.00% due 03/15/33.......................   1,291,075   1,310,712
        6.00% due 04/15/33.......................   1,465,367   1,487,657
        6.00% due 05/15/33.......................   1,465,854   1,488,152
        6.00% due 06/15/33.......................   1,103,653   1,120,441
        6.00% due 08/15/33.......................   1,715,150   1,741,401
        6.00% due 10/15/33.......................     536,378     544,537
        6.00% due 11/15/33.......................   1,740,632   1,767,112
        6.00% due 12/15/33.......................   3,284,143   3,334,099
        6.00% due 01/15/34.......................   1,750,577   1,775,144
        6.00% due 02/15/34.......................  11,596,802  11,759,555
        6.00% due 03/15/34.......................     348,889     353,785
        6.00% due 04/15/34.......................   3,663,100   3,714,510
        6.00% due 05/15/34.......................     322,268     326,791
        6.00% due 06/15/34.......................     342,214     347,016
        6.00% due 07/15/34.......................   3,909,035   3,963,896
        6.00% due 08/15/34.......................   5,430,193   5,506,418
        6.00% due 09/15/34.......................     289,303     293,364
        6.00% due 10/15/34.......................     827,376     838,987
        6.00% due 11/15/34.......................   1,812,274   1,837,708
        6.00% due 12/15/34.......................      75,810      76,874
        6.00% due 01/15/35.......................     113,750     115,272
        6.00% due 02/15/35.......................   1,101,788   1,116,532
        6.00% due 04/15/35.......................      63,888      64,743
        6.00% due 05/15/35.......................     118,083     119,663
        6.00% due 06/15/35.......................     487,537     494,061
        6.00% due 11/15/35.......................      29,555      29,951
        6.00% due 12/15/35.......................   1,572,223   1,593,186
        6.00% due 01/15/36.......................   1,152,482   1,167,529
        6.00% due 02/15/36.......................   1,937,709   1,963,004
        6.00% due 03/15/36.......................   1,878,470   1,902,993
        6.00% due 04/15/36.......................   5,672,375   5,746,427
        6.00% due 05/15/36.......................   6,264,887   6,346,675

        SunAmerica GNMA Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)



                                                  Principal     Value
                 Security Description              Amount      (Note 2)
      -------------------------------------------------------------------
      U.S. GOVERNMENT AGENCIES (continued)
      Government National Mtg. Assoc. (continued)
        6.00% due 06/15/36....................... $3,304,231 $  3,347,367
        6.00% due 07/15/36.......................  1,743,649    1,766,412
        6.00% due 08/15/36.......................     25,319       25,679
        6.00% due 09/15/36.......................    254,644      257,968
        6.00% due 10/15/36.......................  1,841,875    1,866,949
        6.00% due 11/15/36.......................  2,769,483    2,805,638
        6.50% due 03/15/28.......................     26,787       27,586
        6.50% due 08/15/28.......................     43,907       45,217
        6.50% due 12/15/28.......................      1,344        1,385
        6.50% due 01/15/29.......................      5,078        5,229
        6.50% due 02/15/29.......................      1,651        1,700
        6.50% due 03/15/29.......................    111,822      115,152
        6.50% due 04/15/29.......................      1,951        2,009
        6.50% due 05/15/29.......................     13,264       13,660
        6.50% due 06/15/29.......................     38,637       39,787
        6.50% due 07/15/29.......................      5,253        5,409
        6.50% due 10/15/29.......................      3,523        3,628
        6.50% due 08/15/31.......................    239,859      246,782
        6.50% due 09/15/31.......................     17,653       18,162
        6.50% due 10/15/31.......................    322,789      332,105
        6.50% due 11/15/31.......................    167,838      172,683
        6.50% due 12/15/31.......................    203,934      209,820
        6.50% due 02/15/32.......................    272,715      280,333
        6.50% due 05/15/32.......................  1,434,450    1,474,525
        6.50% due 06/15/32.......................    122,700      126,128
        7.00% due 03/15/23.......................     92,465       96,664
        7.00% due 01/20/24.......................        721          751
        7.00% due 03/20/24.......................        699          728
        7.00% due 07/20/25.......................      4,130        4,308
        7.00% due 09/15/25.......................    104,032      108,869
        7.00% due 01/20/29.......................     41,541       43,316
        7.00% due 02/20/29.......................      8,064        8,408
        7.00% due 06/20/29.......................     14,720       15,349
        7.00% due 07/20/29.......................     54,414       56,740
        7.00% due 09/20/29.......................      5,505        5,740
        7.00% due 10/20/29.......................     11,489       11,979
        7.00% due 11/20/29.......................      3,676        3,833
        7.00% due 03/20/30.......................      5,161        5,381
        7.00% due 06/20/30.......................      8,476        8,837
        7.00% due 08/20/30.......................     32,987       34,394
        7.00% due 09/20/30.......................     27,707       28,889
        7.00% due 10/20/30.......................     33,440       34,867
        8.00% due 11/15/26.......................    190,705      202,419
        8.00% due 12/15/29.......................     21,060       22,368
        8.00% due 04/15/30.......................     43,775       46,451
        8.00% due 05/15/30.......................      6,243        6,625
        8.00% due 08/15/30.......................     42,980       45,608
        8.50% due 03/15/17.......................     16,908       18,097
        8.50% due 05/15/21.......................     51,895       55,884
        8.50% due 12/15/22.......................     50,215       54,147
        8.50% due 01/15/23.......................    116,664      125,949
        8.50% due 09/15/24.......................     37,618       40,656
        9.00% due 07/15/16.......................     66,519       71,257
        9.00% due 10/15/16.......................      5,700        6,106
                                                             ------------
                                                              335,096,233
                                                             ------------


                                                Principal      Value
                Security Description             Amount       (Note 2)
       -----------------------------------------------------------------
       Small Business Administration -- 0.2%
         6.30% due 06/01/18................... $   589,767  $    606,725
                                                            ------------
       Total U.S. Government Agencies
          (cost $342,011,341).................               340,024,364
                                                            ------------
       U.S. GOVERNMENT TREASURIES -- 14.2%
       United States Treasury Bonds -- 1.9%
         4.50% due 02/15/36...................   3,000,000     2,828,436
         4.75% due 02/15/37...................   5,000,000     4,921,875
                                                            ------------
                                                               7,750,311
                                                            ------------
       United States Treasury Notes -- 12.3%
         4.50% due 11/15/15...................   1,000,000       989,805
         4.63% due 11/15/16...................  18,000,000    17,947,260
         4.63% due 02/15/17...................  20,000,000    19,959,380
         5.13% due 06/30/08...................  10,000,000    10,035,940
                                                            ------------
                                                              48,932,385
                                                            ------------
       Total U.S. Government Treasuries
          (cost $56,769,259)..................                56,682,696
                                                            ------------
       Total Long-Term Investment Securities
          (cost $398,780,600).................               396,707,060
                                                            ------------
       REPURCHASE AGREEMENT -- 4.6%
         UBS Securities, LLC Joint Repurchase
          Agreement(2)
          (cost $18,288,000)..................  18,288,000    18,288,000
       TOTAL INVESTMENTS --
          (cost $417,068,600)(3)..............       104.2%  414,995,060
       Liabilities in excess of other assets..        (4.2)  (16,656,456)
                                               -----------  ------------
       NET ASSETS --                                 100.0% $398,338,604
                                               ===========  ============

--------
(1)  Collateralized Mortgaged Obligation
(2)  See Note 2 for details of Joint Repurchase Agreement
(3)  See Note 5 for cost of investment on a tax basis
TBA --Securities purchased on a forward commitment basis with an approximate principle amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Financial Statements

        SunAmerica Strategic Bond Fund
        PORTFOLIO PROFILE -- March 31, 2007 -- (unaudited)

Industry Allocation*

                Foreign Government Agencies.............. 33.2%
                United States Treasury Notes.............  6.1
                Federal National Mtg. Assoc..............  6.0
                Federal Home Loan Mtg. Corp..............  3.8
                Diversified Financial Services...........  2.8
                Repurchase Agreements....................  2.7
                Oil Companies -- Exploration & Production  2.1
                Finance -- Auto Loans....................  2.0
                Telephone -- Integrated..................  1.9
                Cable TV.................................  1.7
                Special Purpose Entities.................  1.6
                Pipelines................................  1.4
                Cellular Telecom.........................  1.2
                Independent Power Producers..............  1.2
                Electric -- Integrated...................  1.1
                United States Treasury Bonds.............  1.1
                Chemicals -- Specialty...................  1.0
                Medical -- Hospitals.....................  1.0
                Time Deposits............................  1.0
                Multimedia...............................  0.9
                Telecom Services.........................  0.9
                Casino Hotels............................  0.8
                Medical -- Drugs.........................  0.8
                Transport -- Air Freight.................  0.8
                Satellite Telecom........................  0.7
                Auto -- Cars/Light Trucks................  0.6
                Banks -- Commercial......................  0.6
                Electronic Components -- Semiconductors..  0.6
                Television...............................  0.6
                Airlines.................................  0.5
                Oil Companies -- Integrated..............  0.5
                Paper & Related Products.................  0.5
                Real Estate Investment Trusts............  0.5
                Theaters.................................  0.5
                Agricultural Chemicals...................  0.4
                Containers -- Metal/Glass................  0.4
                Medical Products.........................  0.4
                Metal -- Diversified.....................  0.4
                Banks -- Money Center....................  0.3
                Banks -- Super Regional..................  0.3
                Broadcast Services/Program...............  0.3
                Building & Construction Products -- Misc.  0.3
                Computer Services........................  0.3
                Containers -- Paper/Plastic..............  0.3
                Diversified Manufactured Operations......  0.3
                Electric -- Generation...................  0.3
                Finance -- Investment Banker/Broker......  0.3
                Finance -- Mortgage Loan/Banker..........  0.3
                Funeral Services & Related Items.........  0.3
                Housewares...............................  0.3
                Oil -- Field Services....................  0.3
                Recycling................................  0.3
                Steel -- Producers.......................  0.3
                Auto/Truck Parts & Equipment -- Original.  0.2
                Brewery..................................  0.2
                Cosmetics & Toiletries...................  0.2
                Direct Marketing.........................  0.2
                Electronics -- Military..................  0.2
                Federal Home Loan Bank...................  0.2
                Finance -- Consumer Loans................  0.2
                Gambling (Non-Hotel).....................  0.2

                  Insurance -- Multi-line...............  0.2
                  Insurance -- Property/Casualty........  0.2
                  Medical -- HMO........................  0.2
                  Printing -- Commercial................  0.2
                  Rental Auto/Equipment.................  0.2
                  Retail -- Drug Store..................  0.2
                  Savings & Loans/Thrifts...............  0.2
                  Specified Purpose Acquisitions........  0.2
                  Transport -- Rail.....................  0.2
                  Transport -- Services.................  0.2
                  Aerospace/Defense.....................  0.1
                  Applications Software.................  0.1
                  Beverages -- Wine/Spirits.............  0.1
                  Building Products -- Wood.............  0.1
                  Chemicals -- Diversified..............  0.1
                  Coal..................................  0.1
                  Commercial Services...................  0.1
                  Computers -- Memory Devices...........  0.1
                  Consumer Products -- Misc.............  0.1
                  Cruise Lines..........................  0.1
                  Diagnostic Kits.......................  0.1
                  Diversified Minerals..................  0.1
                  Electronic Components -- Misc.........  0.1
                  Energy -- Alternate Sources...........  0.1
                  Financial Guarantee Insurance.........  0.1
                  Food -- Meat Products.................  0.1
                  Food -- Misc..........................  0.1
                  Gas -- Distribution...................  0.1
                  Golf..................................  0.1
                  Home Furnishings......................  0.1
                  Hotels/Motels.........................  0.1
                  Insurance Brokers.....................  0.1
                  Insurance -- Life/Health..............  0.1
                  Machinery -- Farming..................  0.1
                  Medical -- Biomedical/Gene............  0.1
                  Medical -- Generic Drugs..............  0.1
                  Medical -- Nursing Homes..............  0.1
                  Medical -- Wholesale Drug Distribution  0.1
                  Metal Processors & Fabrication........  0.1
                  Metal -- Aluminum.....................  0.1
                  Non-Hazardous Waste Disposal..........  0.1
                  Oil Refining & Marketing..............  0.1
                  Publishing -- Newspapers..............  0.1
                  Publishing -- Periodicals.............  0.1
                  Research & Development................  0.1
                  Retail -- Building Products...........  0.1
                  Retail -- Discount....................  0.1
                  Retail -- Major Department Stores.....  0.1
                  Retail -- Petroleum Products..........  0.1
                  Retail -- Regional Department Stores..  0.1
                  Retail -- Restaurants.................  0.1
                  Storage/Warehousing...................  0.1
                  Transactional Software................  0.1
                  Transport -- Marine...................  0.1
                  Travel Services.......................  0.1
                  Wire & Cable Products.................  0.1
                                                         ----
                                                         97.0%
                                                         ====

--------
* Calculated as a percentage of net assets.

        SunAmerica Strategic Bond Fund
        PORTFOLIO PROFILE -- March 31, 2007 -- (unaudited) (continued)

Country Allocation*

                             United States... 56.1%
                             Brazil..........  5.7
                             United Kingdom..  3.4
                             Switzerland.....  2.7
                             Canada..........  2.4
                             Russia..........  2.4
                             Sweden..........  2.3
                             Mexico..........  2.2
                             Norway..........  2.0
                             Turkey..........  1.9
                             Australia.......  1.6
                             Philippines.....  1.6
                             Germany.........  1.5
                             New Zealand.....  1.5
                             Venezuela.......  1.1
                             Argentina.......  1.0
                             Colombia........  0.8
                             Bermuda.........  0.7
                             Denmark.........  0.7
                             Japan...........  0.6
                             Uruguay.........  0.6
                             Luxembourg......  0.5
                             Peru............  0.5
                             Netherlands.....  0.4
                             Belgium.........  0.3
                             Cayman Islands..  0.3
                             France..........  0.3
                             Ireland.........  0.3
                             Spain...........  0.3
                             Ukraine.........  0.3
                             Indonesia.......  0.2
                             Panama..........  0.2
                             El Salvador.....  0.1
                             Greece..........  0.1
                             Liberia.........  0.1
                             Marshall Islands  0.1
                             Singapore.......  0.1
                             South Africa....  0.1
                                              ----
                                              97.0%
                                              ====

Credit Quality+#

                         Government -- Treasury   7.1%
                         Government -- Agency..  10.6
                         AAA...................  17.4
                         AA....................   1.9
                         A.....................   4.6
                         BBB...................  11.6
                         BB....................  21.3
                         B.....................  15.2
                         CCC...................   6.9
                         BELOW C...............   0.9
                         Not Rated@............   2.5
                                                -----
                                                100.0%
                                                =====

--------
* Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating or the rating is unavailable from the data source.
+ Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)



                                                      Principal    Value
                  Security Description                Amount**    (Note 2)
    ----------------------------------------------------------------------
    ASSET BACKED SECURITIES -- 2.4%
    Diversified Financial Services -- 2.4%
      Bear Stearns Commercial Mtg. Securities, Inc.,
       Series 2007-PW15, Class A2
       5.21% due 02/11/44(1)......................... $  825,000 $  824,673
      Bear Stearns Commercial Mtg. Securities, Inc.,
       Series 2006-PW12, Class F
       5.75% due 09/11/38*(1)(2).....................    345,000    341,553
      Bear Stearns Commercial Mtg. Securities, Inc.,
       Series 2006-PW12, Class G
       5.75% due 09/11/38(1).........................     59,000     57,528
      Bear Stearns Commercial Mtg. Securities, Inc.,
       Series 2007-PW15, Class H
       5.93% due 02/11/44*(1)........................  1,250,000  1,223,986
      Commercial Mtg. Pass Through Certs.,
       Series 2004-LB4A, Class A3,
       4.41% due 10/15/37(1).........................  1,500,000  1,462,575
      Commercial Mtg. Pass Through Certs.
       Series 2004-LB2A, Class A3
       4.22% due 03/10/39(1).........................  1,086,000  1,056,526
      Countrywide Asset-Backed Certs.
       Series 2006-S6, Class A3
       5.66% due 03/25/34............................  1,596,000  1,597,755
      Countrywide Asset-Backed Certs.
       Series 2006-S4, Class A3
       5.80% due 10/25/36............................  2,800,000  2,825,377
      Deutsche ALT-A Securities, Inc.
       Alternate Loan Trust,
       Series 2006-AB2, Class A5A,
       6.09% due 06/25/36(1).........................    600,000    609,299
      J.P. Morgan Chase Commercial Mtg. Securities
       Corp.,
       Series 2006-CB16, Class E
       5.84% due 05/12/45*(1)........................    445,000    452,160
      Merrill Lynch Mtg. Investors, Inc.
       Series 2004-A1, Class 3A
       4.83% due 02/25/34(1)(2)......................  1,137,979  1,126,955
      Merrill Lynch/Countrywide Commercial Mtg.
       Trust,
       Series 2007-5, Class H
       6.12% due 08/25/48(1)(4)......................    595,000    554,140
      Morgan Stanley Capital I,
       Series 2006-IQ12, Class AJ
       5.40% due 12/15/43(1).........................  1,350,000  1,342,094
      Morgan Stanley Capital I,
       Series 2006-IQ12, Class D
       5.53% due 12/15/43(1).........................    715,000    712,725
      Ocwen Advance Receivables Backed Notes
       Series 2006-1A
       5.34% due 11/24/15*(4)........................    830,000    827,925
      Wachovia Bank Commercial Mtg. Trust,
       Series 2006-C27, Class A3
       5.77% due 07/15/45(1).........................    445,000    456,923
      Wachovia Bank Commercial Mtg. Trust,
       Series 2006-WL7A, Class F
       5.87% due 09/15/21*(1)(2).....................  1,525,000  1,525,298
      Washington Mutual, Inc.,
       Series 2005-AR1, Class A2A2,
       5.57% due 01/25/45(1)(2)......................     86,724     86,743


                                                   Principal    Value
                  Security Description             Amount**    (Note 2)
       -----------------------------------------------------------------
       Diversified Financial Services (continued)
         Wells Fargo Mtg. Backed Securities Trust
          Series 2006-AR12, Class 2A1
          6.11% due 09/25/36(1)(2)................ $  784,200 $   793,858
                                                              -----------
                                                               17,878,093
                                                              -----------
       Total Asset Backed Securities
          (cost $17,953,760)......................             17,878,093
                                                              -----------
       CONVERTIBLE BONDS & NOTES -- 0.1%
       Medical Instruments -- 0.0%
         Kyphon, Inc.
          Senior Notes
          1.25% due 02/01/14*.....................     75,000      73,969
                                                              -----------
       Medical-Biomedical/Gene -- 0.0%
         Nektar Therapeutics
          Sub. Notes
          3.25% due 09/28/12......................    125,000     120,781
                                                              -----------
       Medical-Nursing Homes -- 0.0%
         Genesis HealthCare Corp.
          Senior Sub. Debentures
          2.50% due 03/15/25*.....................     75,000      97,312
                                                              -----------
       Telecom Services -- 0.1%
         ICO North America, Inc.
          Notes
          7.50% due 08/15/09(3)(4)(5).............    265,000     270,300
                                                              -----------
       Total Convertible Bonds & Notes
          (cost $555,037).........................                562,362
                                                              -----------
       CORPORATE BONDS & NOTES -- 33.3%
       Aerospace/Defense -- 0.1%
         Raytheon Co.
          Debentures
          6.00% due 12/15/10......................    135,000     139,775
         Raytheon Co.
          Senior Notes
          6.75% due 08/15/07......................    335,000     336,433
         Raytheon Co.
          Senior Notes
          6.75% due 03/15/18......................    474,000     522,704
                                                              -----------
                                                                  998,912
                                                              -----------
       Agricultural Chemicals -- 0.4%
         Mosaic Global Holdings, Inc.
          Debentures
          7.38% due 08/01/18......................    320,000     318,400
         Terra Capital, Inc.
          Senior Notes
          7.00% due 02/01/17*.....................    745,000     741,275
         The Mosaic Co.
          Senior Notes
          7.38% due 12/01/14*.....................  1,695,000   1,767,037
         The Mosaic Co.
          Senior Notes
          7.63% due 12/01/16*.....................    405,000     427,275
                                                              -----------
                                                                3,253,987
                                                              -----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)



                                               Principal    Value
                  Security Description         Amount**    (Note 2)
           ---------------------------------------------------------
           CORPORATE BONDS & NOTES (continued)
           Airlines -- 0.5%
             American Airlines, Inc.
              Pass Through Certs.
              Series 2001-1, Class A-2
              6.82% due 05/23/11.............. $1,800,000 $1,840,500
             Continental Airlines, Inc.
              Pass Through Certs.,
              Series 1991, Class A
              6.55% due 02/02/19..............    662,408    688,905
             Continental Airlines, Inc.
              Pass Through Certs.
              Series 1991-1, Class C
              6.95% due 08/02/09..............     89,125     88,679
             Continental Airlines, Inc.
              Pass Through Certs.
              Series 1999, Class 2
              7.73% due 03/15/11..............    177,817    180,484
             Continental Airlines, Inc.
              Pass Through Certs.
              Series 2000-2, Class B
              8.31% due 04/02/18..............     63,898     66,614
             Delta Air Lines, Inc.
              Pass Through Certs.
              Class A-2
              7.57% due 11/18/10(17)..........    250,000    260,079
             Northwest Airlines, Inc.
              Pass Through Certs.
              Series 2001-1, Class A-1
              7.04% due 04/01/22+(17).........    425,247    425,778
             United AirLines, Inc.
              Pass Through Certs.
              Series 2001-1, Class A-2
              6.20% due 09/01/08..............    114,353    115,211
                                                          ----------
                                                           3,666,250
                                                          ----------
           Applications Software -- 0.1%
             SS&C Technologies, Inc.
              Company Guar. Notes
              11.75% due 12/01/13.............    875,000    977,812
                                                          ----------
           Auto-Cars/Light Trucks -- 0.6%
             DaimlerChrysler NA Holding Corp.
              Company Guar. Notes
              5.69% due 03/13/09(7)...........    240,000    240,418
             DaimlerChrysler NA Holding Corp.
              Company Guar. Bonds
              5.75% due 09/08/11..............    145,000    147,310
             Ford Motor Co.
              Debentures
              6.38% due 02/01/29..............  2,340,000  1,667,250
             Ford Motor Co.
              Notes
              7.45% due 07/16/31..............    425,000    328,844
             General Motors Corp.
              Debentures
              8.25% due 07/15/23..............  1,730,000  1,557,000
             General Motors Corp.
              Senior Bonds
              8.38% due 07/15/33..............    106,000     95,135
                                                          ----------
                                                           4,035,957
                                                          ----------


                                                     Principal   Value
                   Security Description              Amount**   (Note 2)
       ------------------------------------------------------------------
       Auto/Truck Parts & Equipment-Original -- 0.2%
         ArvinMeritor, Inc.
          Senior Notes
          8.13% due 09/15/15........................ $125,000  $  124,062
         TRW Automotive, Inc.
          Company Guar. Notes
          7.00% due 03/15/14*.......................   75,000      73,500
         TRW Automotive, Inc.
          Company Guar. Notes
          7.25% due 03/15/17*.......................  500,000     490,000
         Visteon Corp.
          Senior Notes
          8.25% due 08/01/10........................  410,000     418,200
                                                               ----------
                                                                1,105,762
                                                               ----------
       Auto/Truck Parts & Equipment-Replacement -- 0.0%
         Exide Corp.
          Notes
          10.00% due 03/15/25+(3)(4)................  225,000           0
                                                               ----------
       Banks-Commercial -- 0.4%
         Colonial Bank NA
          Sub. Notes
          6.38% due 12/01/15........................  451,000     468,184
         Compass Bank
          Notes
          5.50% due 04/01/20........................  430,000     422,936
         Popular North America, Inc.
          Company Guar. Notes
          5.65% due 04/15/09........................  135,000     135,818
         SouthTrust Bank
          Sub. Notes
          4.75% due 03/01/13........................  340,000     333,462
         SouthTrust Corp.
          Sub. Notes
          5.80% due 06/15/14........................  470,000     480,641
         UBS AG
          Sub. Notes
          5.88% due 07/15/16........................  470,000     489,423
         Union Bank of California NA
          Sub. Notes
          5.95% due 05/11/16........................  330,000     339,522
                                                               ----------
                                                                2,669,986
                                                               ----------
       Banks-Money Center -- 0.1%
         Comerica Bank
          Senior Sub. Notes
          5.75% due 11/21/16........................  550,000     551,419
         RBS Capital Trust I Bank
          4.71% due 07/01/13(7)(8)..................  239,000     228,378
                                                               ----------
                                                                  779,797
                                                               ----------
       Banks-Special Purpose -- 0.0%
         Rabobank Capital Funding II
          Bonds
          5.26% due 12/31/13*(7)(8).................  270,000     262,697

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)



                                                     Principal    Value
                   Security Description              Amount**    (Note 2)
      --------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Banks-Super Regional -- 0.3%
        Banc One Corp.
         Sub. Debentures
         8.00% due 04/29/27......................... $  135,000 $  164,449
        Bank of America Corp.
         Sub. Notes
         5.42% due 03/15/17*........................    440,000    435,431
        Capital One Financial Corp.
         Senior Notes
         5.70% due 09/15/11.........................    813,000    821,241
        Huntington National Bank
         Sub. Notes
         6.60% due 06/15/18.........................    470,000    499,358
        JPMorgan Chase Bank NA
         Sub. Notes
         6.13% due 11/01/08.........................    198,000    200,305
        Wachovia Capital Trust III
         5.80% due 03/15/11(7)(8)...................    340,000    344,055
                                                                ----------
                                                                 2,464,839
                                                                ----------
      Beverages-Non-alcoholic -- 0.1%
        Cott Beverages, Inc.
         Company Guar. Notes
         8.00% due 12/15/11.........................    350,000    357,000
                                                                ----------
      Brewery -- 0.1%
        Anheuser-Busch Cos., Inc.
         Bonds
         6.00% due 11/01/41.........................    871,000    849,887
                                                                ----------
      Broadcast Services/Program -- 0.2%
        Fisher Communications, Inc.
         Senior Notes
         8.63% due 09/15/14.........................  1,040,000  1,114,100
        Nexstar Finance, Inc.
         Senior Sub. Notes
         7.00% due 01/15/14.........................    450,000    432,000
        Nexstar Finance, Inc.
         Senior Disc. Notes
         11.38% due 04/01/13(9).....................    165,000    159,637
                                                                ----------
                                                                 1,705,737
                                                                ----------
      Building & Construction Products-Misc. -- 0.3%
        Associated Materials, Inc.
         Senior Sub. Notes
         9.75% due 04/15/12.........................    765,000    795,600
        Dayton Superior Corp.
         Senior Sec. Notes
         10.75% due 09/15/08........................  1,040,000  1,066,000
        Interline Brands, Inc.
         Senior Sub. Notes
         8.13% due 06/15/14.........................    645,000    665,962
                                                                ----------
                                                                 2,527,562
                                                                ----------
      Building Products-Air & Heating -- 0.1%
        American Standard, Inc.
         Company Guar. Notes
         7.38% due 02/01/08.........................    347,000    351,418
                                                                ----------


                                                 Principal    Value
                  Security Description           Amount**    (Note 2)
         --------------------------------------------------------------
         Building Products-Wood -- 0.1%
           Masonite Corp.
            Senior Sub. Notes
            11.00% due 04/06/15*................ $  488,000 $   453,840
                                                            -----------
         Building-Residential/Commercial -- 0.0%
           Lennar Corp.
            Company Guar. Notes
            5.95% due 10/17/11..................    265,000     264,587
                                                            -----------
         Cable TV -- 1.7%
           Cablevision Systems Corp.
            Senior Notes
            8.00% due 04/15/12..................    380,000     385,700
           CCH I LLC
            Company Guar. Notes
            11.00% due 10/01/15.................  2,202,000   2,273,565
           CCH II LLC/CCH II Capital Corp.
            Senior Notes
            10.25% due 09/15/10.................    115,000     121,181
           CCH II LLC/CCH II Capital Corp.
            Senior Notes
            10.25% due 09/15/10.................    445,000     469,475
           CCH II LLC/CCH II Capital Corp.
            Company Guar. Notes
            10.25% due 10/01/13.................  4,117,000   4,497,822
           Comcast Corp.
            Company Guar. Notes
            5.88% due 02/15/18..................  1,074,000   1,076,903
           Comcast Corp.
            Company Guar. Notes
            6.50% due 01/15/15..................  1,074,000   1,132,791
           Cox Communications, Inc.
            Bonds
            5.50% due 10/01/15..................  1,070,000   1,052,219
           CSC Holdings, Inc.
            Senior Notes
            7.63% due 04/01/11..................    350,000     358,750
           Insight Communications Co., Inc.
            Senior Disc. Notes
            12.25% due 02/15/11(9)..............    900,000     940,500
                                                            -----------
                                                             12,308,906
                                                            -----------
         Casino Hotels -- 0.8%
           Circus & Eldorado Joint Venture
            Mtg. Notes
            10.13% due 03/01/12.................    575,000     602,312
           Eldorado Casino Corp. (Shreveport)
            Sec. Bonds
            10.00% due 08/01/12(3)(10)..........    946,489     908,629
           Eldorado Resorts LLC
            Senior Notes
            9.00% due 04/15/14(3)(4)............    425,000     425,000
           MGM Mirage, Inc.
            Senior Notes
            5.88% due 02/27/14..................  2,900,000   2,697,000
           Riviera Holdings Corp.
            Company Guar. Notes
            11.00% due 06/15/10.................    135,000     140,738

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)



                                                  Principal    Value
                  Security Description            Amount**    (Note 2)
        --------------------------------------------------------------
        CORPORATE BONDS & NOTES (continued)
        Casino Hotels (continued)
          Seminole Hard Rock Entertainment, Inc.
           Sec. Notes
           7.85% due 03/15/14*(7)................ $  225,000 $  229,500
          Station Casinos, Inc.
           Senior Sub. Notes
           6.63% due 03/15/18....................    600,000    534,000
          Station Casinos, Inc.
           Senior Sub. Notes
           6.88% due 03/01/16....................    155,000    142,019
          Turning Stone Resort Casino Enterprise
           Senior Notes
           9.13% due 12/15/10*...................    225,000    228,375
          Turning Stone Resort Casino Enterprise
           Senior Notes
           9.13% due 09/15/14*...................    200,000    205,500
                                                             ----------
                                                              6,113,073
                                                             ----------
        Cellular Telecom -- 0.6%
          American Cellular Corp.
           Senior Notes
           10.00% due 08/01/11...................    296,000    313,390
          Centennial Communications Corp.
           Senior Notes
           10.00% due 01/01/13...................    536,000    578,210
          Centennial Communications Corp.
           Senior Notes
           11.11% due 01/01/13(7)................    620,000    652,550
          Cingular Wireless Services, Inc.
           Senior Notes
           7.88% due 03/01/11....................  1,406,000  1,538,469
          Rural Cellular Corp.
           Senior Sub. Notes
           9.75% due 01/15/10....................  1,210,000  1,246,300
          Rural Cellular Corp.
           Senior Sub. Notes
           11.11% due 11/01/12(7)................    200,000    208,000
                                                             ----------
                                                              4,536,919
                                                             ----------
        Chemicals-Diversified -- 0.1%
          Equistar Chemicals LP
           Senior Notes
           10.63% due 05/01/11...................    275,000    290,125
          ICI Wilmington, Inc.
           Company Guar. Notes
           7.05% due 09/15/07....................    268,000    269,630
                                                             ----------
                                                                559,755
                                                             ----------
        Chemicals-Specialty -- 0.8%
          Huntsman International LLC
           Company Guar. Notes
           7.88% due 11/15/14*...................  1,055,000  1,090,606
          JohnsonDiversey, Inc.
           Senior Sub. Guar. Notes
           9.63% due 05/15/12....................    100,000    104,500


                                                  Principal    Value
                  Security Description            Amount**    (Note 2)
         -------------------------------------------------------------
         Chemicals-Specialty (continued)
           MacDermid, Inc.
            Senior Notes
            9.50% due 04/15/17*.................. $  175,000 $  179,375
           Momentive Performance Materials, Inc.
            Senior Sub. Notes
            11.50% due 12/01/16*.................  1,870,000  1,916,750
           Nalco Co.
            Senior Notes
            7.75% due 11/15/11...................    280,000    287,000
           Nalco Co.
            Senior Sub. Notes
            8.88% due 11/15/13...................    400,000    425,000
           Rockwood Specialties Group, Inc.
            Sub. Notes
            7.50% due 11/15/14...................    625,000    634,375
           Rockwood Specialties Group, Inc.
            Senior Sub. Notes
            10.63% due 05/15/11..................     55,000     58,025
           Tronox Worldwide LLC
            Company Guar. Notes
            9.50% due 12/01/12...................  1,210,000  1,282,600
                                                             ----------
                                                              5,978,231
                                                             ----------
         Coal -- 0.1%
           Massey Energy Co.
            Senior Notes
            6.63% due 11/15/10...................    870,000    878,700
                                                             ----------
         Commercial Services -- 0.1%
           DI Finance/DynCorp International
            Senior Sub. Notes
            9.50% due 02/15/13...................    472,000    502,680
           The ServiceMaster Co.
            Notes
            7.88% due 08/15/09...................    108,000    113,603
                                                             ----------
                                                                616,283
                                                             ----------
         Computer Services -- 0.3%
           Compucom Systems, Inc.
            Senior Notes
            12.00% due 11/01/14*.................    375,000    400,313
           Computer Sciences Corp.
            Notes
            3.50% due 04/15/08...................    150,000    146,449
           Sungard Data Systems, Inc.
            Company Guar. Notes
            9.13% due 08/15/13...................  1,210,000  1,297,725
                                                             ----------
                                                              1,844,487
                                                             ----------
         Computers-Integrated Systems -- 0.0%
           Activant Solutions, Inc.
            Company Guar. Notes
            9.50% due 05/01/16...................    225,000    221,625
                                                             ----------
         Consulting Services -- 0.0%
           FTI Consulting, Inc.
            Company Guar. Notes
            7.63% due 06/15/13...................    225,000    233,438
                                                             ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)



                                                      Principal    Value
               Security Description                   Amount**    (Note 2)
    -----------------------------------------------------------
    CORPORATE BONDS & NOTES (continued)
    Consumer Products-Misc. -- 0.1%
      American Achievement Corp.
       Senior Sub. Notes
       8.25% due 04/01/12.......................     $   286,000 $  291,720
      Jostens Holding Corp.
       Senior Disc. Notes
       10.25% due 12/01/13(9)...................         458,000    423,650
      Prestige Brands, Inc.
       Senior Sub. Notes
       9.25% due 04/15/12.......................         225,000    232,875
      Visant Holding Corp.
       Senior Notes
       8.75% due 12/01/13.......................          75,000     78,187
                                                                 ----------
                                                                  1,026,432
                                                                 ----------
    Containers-Metal/Glass -- 0.4%
      Crown Cork & Seal Co., Inc.
       Debentures
       8.00% due 04/15/23.......................       1,310,000  1,283,800
      Owens-Brockway Glass Container, Inc.
       Company Guar. Notes
       8.25% due 05/15/13.......................       1,079,000  1,124,857
      Owens Brockway Glass Container, Inc.
       Company Guar. Notes
       8.88% due 02/15/09.......................         312,000    318,240
                                                                 ----------
                                                                  2,726,897
                                                                 ----------
    Containers-Paper/Plastic -- 0.4%
      Jefferson Smurfit Corp.
       Company Guar. Notes
       8.25% due 10/01/12.......................         695,000    695,000
      Pliant Corp.
       Company Guar. Notes
       11.13% due 09/01/09......................       1,080,000  1,080,000
      Smurfit-Stone Container Enterprises, Inc.
       Senior Notes
       8.00% due 03/15/17*......................         780,000    762,450
                                                                 ----------
                                                                  2,537,450
                                                                 ----------
    Cosmetics & Toiletries -- 0.2%
      Procter & Gamble Co.
       Senior Notes
       2.00% due 06/21/10....................... JPY  79,000,000    688,492
      Procter & Gamble Co.
       Senior Notes
       5.55% due 03/05/37.......................       1,142,000  1,111,091
                                                                 ----------
                                                                  1,799,583
                                                                 ----------
    Diagnostic Kits -- 0.1%
      Inverness Medical Innovations, Inc.
       Senior Sub. Notes
       8.75% due 02/15/12.......................         425,000    443,063
                                                                 ----------
    Direct Marketing -- 0.2%
      Affinity Group, Inc.
       Senior Sub. Notes
       9.00% due 02/15/12.......................       1,114,000  1,144,635
                                                                 ----------


                                                    Principal     Value
                Security Description                Amount**     (Note 2)
       ------------------------------------------------------------------
       Diversified Financial Services -- 0.3%
         AXA Financial, Inc.
          Senior Notes
          6.50% due 04/01/08.................      $    210,000 $  212,272
         General Electric Capital Corp.
          Senior Notes
          1.00% due 03/21/12.................  JPY  105,000,000    869,041
         General Electric Capital Corp.
          Senior Notes
          5.65% due 06/09/14.................           470,000    478,767
         General Electric Capital Corp.
          Notes
          6.75% due 03/15/32.................           279,000    316,116
                                                                ----------
                                                                 1,876,196
                                                                ----------
       Diversified Manufactured Operations -- 0.2%
         3M Co.
          Notes
          6.38% due 02/15/28..................          308,000    332,068
         Crane Co.
          Senior Notes
          6.55% due 11/15/36..................          518,000    516,611
         Indalex Holding Corp.
          Sec. Notes
          11.50% due 02/01/14.................          500,000    517,500
                                                                ----------
                                                                 1,366,179
                                                                ----------
       Electric-Generation -- 0.3%
         Edison Mission Energy
          Senior Notes
          7.50% due 06/15/13..................          425,000    438,812
         Edison Mission Energy
          Senior Notes
          7.75% due 06/15/16..................          225,000    234,563
         Reliant Energy Mid-Atlantic Power
          Holdings, LLC
          Pass Through Certs. Series B
          9.24% due 07/02/17..................          200,890    222,988
         The AES Corp.
          Sec. Notes
          8.75% due 05/15/13*.................        1,310,000  1,395,150
                                                                ----------
                                                                 2,291,513
                                                                ----------
       Electric-Integrated -- 1.1%
         American Electric Power Co., Inc.
          Senior Notes
          4.71% due 08/16/07(9)...............          845,000    842,518
         Appalachian Power Co.
          Senior Notes
          5.00% due 06/01/17..................        1,074,000  1,016,544
         Centerpoint Energy, Inc.
          Senior Notes
          5.88% due 06/01/08..................          150,000    150,580
         Commonwealth Edison Co.
          1st Mtg. Bonds
          5.90% due 03/15/36..................          371,000    344,339

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)



                                                    Principal    Value
                   Security Description             Amount**    (Note 2)
       ------------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Electric-Integrated (continued)
         Commonwealth Edison Co.
          1st Mtg. Bonds
          5.95% due 08/15/16....................... $  280,000 $  274,088
         Consumers Energy Co.
          1st Mtg. Bonds
          4.25% due 04/15/08.......................    180,000    178,111
         Dominion Resources, Inc.
          Senior Notes
          5.69% due 05/15/08(9)....................    176,000    176,410
         Dominion Resources, Inc.
          Junior Sub. Notes
          6.30% due 09/30/11(11)...................    374,000    381,014
         Duke Energy Corp.
          Senior Notes
          4.20% due 10/01/08.......................    305,000    300,384
         Duke Energy Indiana, Inc.
          Debentures
          5.00% due 09/15/13.......................    200,000    194,627
         Entergy Louisiana LLC
          1st Mtg. Bonds
          5.83% due 11/01/10.......................    195,000    196,820
         Mirant Americas Generation LLC
          Senior Notes
          8.30% due 05/01/11.......................  1,050,000  1,076,250
         Mirant Americas Generation LLC
          Senior Notes
          8.50% due 10/01/21.......................    505,000    512,575
         Pepco Holdings, Inc.
          Notes
          5.50% due 08/15/07.......................    278,000    277,891
         Pepco Holdings, Inc.
          Notes
          6.45% due 08/15/12.......................    140,000    146,497
         PSEG Power LLC
          Company Guar. Notes
          7.75% due 04/15/11.......................     50,000     54,225
         Public Service Electric & Gas Co.
          Sec. Notes
          5.00% due 08/15/14.......................  1,073,000  1,047,133
         Puget Sound Energy, Inc.
          Senior Notes
          5.20% due 10/01/15.......................    433,000    421,332
         Southern California Edison Co.
          1st Mtg. Bonds
          5.75% due 04/01/35.......................     80,000     78,893
         Southern Energy, Inc.
          Notes
          7.90% due 07/15/09+(3)(4)(5).............  1,550,000          0
                                                               ----------
                                                                7,670,231
                                                               ----------
       Electronic Components-Semiconductors -- 0.5%
         Advanced Micro Devices, Inc.
          Senior Notes
          7.75% due 11/01/12.......................    344,000    347,870
         Amkor Technology, Inc.
          Senior Notes
          9.25% due 06/01/16.......................  1,190,000  1,240,575


                                                   Principal    Value
                  Security Description             Amount**    (Note 2)
       -----------------------------------------------------------------
       Electronic Components-Semiconductors (continued)
         Freescale Semiconductor, Inc.
          Senior Notes
          9.13% due 12/15/14*..................... $  500,000 $   496,250
         Freescale Semiconductor, Inc.
          Senior Notes
          9.23% due 12/15/14*(7)..................    100,000      99,750
         Freescale Semiconductor, Inc.
          Senior Sub. Notes
          10.13% due 12/15/16*....................    910,000     912,275
         Spansion, Inc.
          Senior Notes
          11.25% due 01/15/16*....................    175,000     180,687
                                                              -----------
                                                                3,277,407
                                                              -----------
       Electronics-Military -- 0.2%
         L-3 Communications Corp.
          Company Guar. Senior Sec. Notes
          6.13% due 07/15/13......................    995,000     980,075
         L-3 Communications Corp.
          Company Guar. Notes
          6.38% due 10/15/15......................    550,000     545,187
                                                              -----------
                                                                1,525,262
                                                              -----------
       Energy-Alternate Sources -- 0.1%
         Aventine Renewable Energy Holdings, Inc.
          Senior Notes
          10.00% due 04/01/17*....................    590,000     609,912
         VeraSun Energy Corp.
          Sec. Notes
          9.88% due 12/15/12......................    375,000     390,938
                                                              -----------
                                                                1,000,850
                                                              -----------
       Enterprise Software/Service -- 0.0%
         Oracle Corp.
          Notes
          5.00% due 01/15/11......................    270,000     269,007
                                                              -----------
       Finance-Auto Loans -- 2.0%
         Ford Motor Credit Co.
          Senior Notes
          5.80% due 01/12/09......................  2,058,000   2,018,789
         Ford Motor Credit Co.
          Notes
          7.38% due 10/28/09......................  6,400,000   6,388,237
         General Motors Acceptance Corp.
          Notes
          6.75% due 12/01/14......................  2,340,000   2,300,435
         General Motors Acceptance Corp.
          Notes
          6.88% due 09/15/11......................  2,580,000   2,582,500
         General Motors Acceptance Corp.
          Notes
          6.88% due 08/28/12......................     60,000      59,758
         General Motors Acceptance Corp.
          Notes
          7.56% due 12/01/14(7)...................  1,215,000   1,228,821
                                                              -----------
                                                               14,578,540
                                                              -----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)



                                                  Principal     Value
                Security Description              Amount**     (Note 2)
        -----------------------------------------------------
        CORPORATE BONDS & NOTES (continued)
        Finance-Commercial -- 0.0%
          Transamerica Finance Corp.
           Senior Notes
           6.40% due 09/15/08...............     $     36,000 $   36,585
                                                              ----------
        Finance-Consumer Loans -- 0.2%
          HSBC Finance Corp.
           Notes
           4.75% due 07/15/13...............          320,000    309,107
          John Deere Capital Corp.
           Debentures
           5.10% due 01/15/13...............          330,000    328,410
          SLM Corp.
           Notes
           1.53% due 09/15/11............... JPY  100,000,000    848,688
                                                              ----------
                                                               1,486,205
                                                              ----------
        Finance-Credit Card -- 0.1%
          Capital One Bank
           Senior Notes
           6.50% due 06/13/13...............          341,000    356,818
                                                              ----------
        Finance-Investment Banker/Broker -- 0.3%
          Lehman Brothers Holdings, Inc.
           Senior Notes
           5.25% due 02/06/12...............          250,000    249,771
          Lehman Brothers Holdings, Inc.
           Notes
           5.50% due 04/04/16...............          240,000    238,645
          Merrill Lynch & Co., Inc.
           Sub. Notes
           6.11% due 01/29/37...............          670,000    649,542
          Morgan Stanley
           Notes
           5.45% due 01/09/17...............          470,000    462,269
          Morgan Stanley
           Senior Notes
           5.63% due 01/09/12...............          250,000    253,285
          The Bear Stearns Cos., Inc.
           Sub. Notes
           5.55% due 01/22/17...............          250,000    245,204
                                                              ----------
                                                               2,098,716
                                                              ----------
        Finance-Mortgage Loan/Banker -- 0.3%
          Countrywide Financial Corp.
           Sub. Notes
           6.25% due 05/15/16...............          470,000    473,771
          Countrywide Home Loans, Inc.
           Notes
           4.13% due 09/15/09...............           90,000     87,529
          Residential Capital LLC
           Company Guar. Notes
           6.13% due 11/21/08...............          235,000    234,880
          Residential Capital LLC
           Company Guar. Notes
           6.38% due 06/30/10...............          156,000    155,958
          Residential Capital LLC
           Company Guar. Notes
           6.50% due 04/17/13...............          532,000    526,949


                                                  Principal    Value
                   Security Description           Amount**    (Note 2)
         --------------------------------------------------------------
         Finance-Mortgage Loan/Banker (continued)
           Residential Capital LLC
            Company Guar. Notes
            6.88% due 06/30/15................... $  364,000 $  367,245
                                                             ----------
                                                              1,846,332
                                                             ----------
         Food-Misc. -- 0.1%
           Kraft Foods, Inc.
            Senior Bonds
            5.63% due 11/01/11...................    480,000    485,853
           Wornick Co.
            Sec. Notes
            10.88% due 07/15/11..................    425,000    377,719
                                                             ----------
                                                                863,572
                                                             ----------
         Funeral Services & Related Items -- 0.3%
           Service Corp. International
            Senior Notes
            6.75% due 04/01/16...................  1,225,000  1,218,875
           Service Corp. International
            Senior Notes
            7.00% due 06/15/17...................    185,000    186,387
           Service Corp. International
            Senior Notes
            7.38% due 10/01/14...................     25,000     26,000
           Service Corp. International
            Senior Notes
            7.63% due 10/01/18...................     25,000     26,438
           Stewart Enterprises, Inc.
            Senior Notes
            6.25% due 02/15/13...................    725,000    703,250
                                                             ----------
                                                              2,160,950
                                                             ----------
         Gambling (Non-Hotel) -- 0.2%
           Greektown Holdings LLC
            Senior Notes
            10.75% due 12/01/13*.................    860,000    920,200
           Waterford Gaming LLC
            Senior Notes
            8.63% due 09/15/12*..................    160,000    169,600
                                                             ----------
                                                              1,089,800
                                                             ----------
         Gas-Distribution -- 0.1%
           Colorado Interstate Gas Co.
            Senior Debentures
            6.85% due 06/15/37...................    150,000    157,482
           Sempra Energy
            Senior Notes
            4.62% due 05/17/07...................    432,000    431,523
                                                             ----------
                                                                589,005
                                                             ----------
         Golf -- 0.1%
           True Temper Sports, Inc.
            Company Guar. Notes
            8.38% due 09/15/11...................    695,000    618,550
                                                             ----------
         Home Furnishings -- 0.1%
           Simmons Co.
            Senior Disc. Notes
            10.00% due 12/15/14(9)...............  1,185,000    974,663
                                                             ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)



                                                Principal    Value
                  Security Description          Amount**    (Note 2)
          ----------------------------------------------------------
          CORPORATE BONDS & NOTES (continued)
          Hotels/Motels -- 0.1%
            Gaylord Entertainment Co.
             Company Guar. Notes
             6.75% due 11/15/14................ $  595,000 $  579,381
            Hilton Hotels Corp.
             Senior Notes
             7.20% due 12/15/09................     68,000     70,720
                                                           ----------
                                                              650,101
                                                           ----------
          Human Resources -- 0.0%
            TeamHealth, Inc.
             Company Guar. Notes
             11.25% due 12/01/13...............    175,000    184,625
                                                           ----------
          Independent Power Producers -- 1.2%
            Calpine Corp.
             Sec. Notes
             8.75% due 07/15/13*(17)...........  5,378,000  5,727,570
            NRG Energy, Inc.
             Company Guar. Notes
             7.38% due 02/01/16................  2,145,000  2,203,988
            Orion Power Holdings, Inc.
             Senior Notes
             12.00% due 05/01/10...............    100,000    115,500
            Reliant Energy, Inc.
             Sec. Notes
             9.50% due 07/15/13................    551,000    599,901
                                                           ----------
                                                            8,646,959
                                                           ----------
          Insurance Brokers -- 0.1%
            Marsh & McLennan Cos., Inc.
             Senior Notes
             5.15% due 09/15/10................    200,000    198,255
            Marsh & McLennan Cos., Inc.
             Senior Notes
             7.13% due 06/15/09................    170,000    176,326
                                                           ----------
                                                              374,581
                                                           ----------
          Insurance-Life/Health -- 0.1%
            Americo Life, Inc.
             Notes
             7.88% due 05/01/13*...............     38,000     39,059
            Monumental Global Funding II
             Notes
             5.65% due 07/14/11*...............    174,000    177,496
            Presidential Life Corp.
             Senior Notes
             7.88% due 02/15/09................    150,000    151,500
                                                           ----------
                                                              368,055
                                                           ----------
          Insurance-Multi-line -- 0.0%
            Metropolitan Life Global Funding I
             Sec. Notes
             5.75% due 07/25/11*...............    140,000    143,492
                                                           ----------
          Insurance-Property/Casualty -- 0.2%
            Crum & Forster Holdings Corp.
             Senior Notes
             10.38% due 06/15/13...............    215,000    232,200


                                                 Principal    Value
                  Security Description           Amount**    (Note 2)
         -------------------------------------------------------------
         Insurance-Property/Casualty (continued)
           Fidelity National Title Group, Inc.
            Notes
            7.30% due 08/15/11.................. $  447,000 $  463,921
           WR Berkley Corp.
            Senior Sub. Notes
            6.25% due 02/15/37..................    480,000    468,834
                                                            ----------
                                                             1,164,955
                                                            ----------
         Investment Management/Advisor Services -- 0.0%
           Ameriprise Financial, Inc.
            Senior Notes
            5.35% due 11/15/10..................     81,000     81,706
                                                            ----------
         Leisure Products -- 0.0%
           Brunswick Corp.
            Notes
            5.00% due 06/01/11..................    103,000    100,653
           K2, Inc.
            Company Guar. Senior Notes
            7.38% due 07/01/14..................    125,000    124,063
                                                            ----------
                                                               224,716
                                                            ----------
         Machinery-Farming -- 0.1%
           Case Corp.
            Notes
            7.25% due 01/15/16..................    480,000    501,600
           Case New Holland, Inc.
            Senior Notes
            6.00% due 06/01/09..................    325,000    325,000
                                                            ----------
                                                               826,600
                                                            ----------
         Machinery-General Industrial -- 0.0%
           Stewart & Stevenson LLC
            Senior Notes
            10.00% due 07/15/14*................    175,000    183,313
                                                            ----------
         Medical Information Systems -- 0.0%
           Spheris, Inc.
            Senior Sub. Notes
            11.00% due 12/15/12.................    150,000    149,625
                                                            ----------
         Medical Products -- 0.4%
           Baxter International, Inc.
            Senior Notes
            5.90% due 09/01/16..................  1,072,000  1,106,283
           CDRV Investors, Inc.
            Senior Disc. Notes
            9.63% due 01/01/15(9)...............    325,000    279,500
           Encore Medical Finance LLC
            Senior Sub. Notes
            11.75% due 11/15/14*................    690,000    707,250
           Universal Hospital Services, Inc.
            Senior Notes
            10.13% due 11/01/11.................    975,000  1,035,937
                                                            ----------
                                                             3,128,970
                                                            ----------
         Medical-Biomedical/Gene -- 0.0%
           Bio-Rad Laboratories, Inc.
            Senior Sub. Notes
            6.13% due 12/15/14..................    349,000    338,530
                                                            ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)



                                               Principal    Value
                  Security Description         Amount**    (Note 2)
           ---------------------------------------------------------
           CORPORATE BONDS & NOTES (continued)
           Medical-Drugs -- 0.3%
             Abbott Laboratories
              Notes
              5.88% due 05/15/16.............. $  275,000 $  284,487
             American Home Products Corp.
              Notes
              6.95% due 03/15/11..............    361,000    383,808
             Eli Lilly & Co.
              Notes
              5.50% due 03/15/27..............    500,000    481,742
             Wyeth
              Bonds
              5.50% due 02/01/14..............  1,074,000  1,080,542
             Wyeth
              Notes
              5.95% due 04/01/37..............    260,000    256,061
                                                          ----------
                                                           2,486,640
                                                          ----------
           Medical-Generic Drugs -- 0.1%
             Mylan Labs, Inc.
              Company Guar. Notes
              6.38% due 08/15/15..............    375,000    370,313
                                                          ----------
           Medical-HMO -- 0.2%
             Multiplan, Inc.
              Senior Sub. Notes
              10.38% due 04/15/16*............  1,055,000  1,081,375
             WellPoint, Inc.
              Notes
              3.75% due 12/14/07..............    633,184    626,119
                                                          ----------
                                                           1,707,494
                                                          ----------
           Medical-Hospitals -- 1.0%
             Community Health Systems, Inc.
              Senior Sec. Notes
              6.50% due 12/15/12..............    616,000    634,480
             HCA, Inc.
              Senior Notes
              6.25% due 02/15/13..............    520,000    472,550
             HCA, Inc.
              Senior Notes
              6.95% due 05/01/12..............    600,000    579,000
             HCA, Inc.
              Sec Notes.
              9.13% due 11/15/14*.............    965,000  1,031,344
             HCA, Inc.
              Sec. Notes
              9.25% due 11/15/16*.............  3,865,000  4,169,368
             HCA, Inc.
              Sec Notes.
              9.63% due 11/15/16*.............    255,000    275,400
                                                          ----------
                                                           7,162,142
                                                          ----------
           Medical-Nursing Homes -- 0.1%
             Genesis HealthCare Corp.
              Senior Notes
              8.00% due 10/15/13..............     75,000     79,688
             Sun Healthcare Group, Inc.
              Senior Sub. Notes
              9.13% due 04/15/15*.............    675,000    691,875
                                                          ----------
                                                             771,563
                                                          ----------


                                                   Principal    Value
                  Security Description             Amount**    (Note 2)
       -----------------------------------------------------------------
       Medical-Wholesale Drug Distribution -- 0.1%
         Cardinal Health, Inc.
          Senior Notes
          5.80% due 10/15/16*..................... $1,073,000 $1,069,093
                                                              ----------
       Metal Processors & Fabrication -- 0.1%
         Metals USA, Inc.
          Secured Notes
          11.13% due 12/01/15.....................    510,000    566,100
         Timken Co.
          Notes
          5.75% due 02/15/10......................    162,000    161,846
                                                              ----------
                                                                 727,946
                                                              ----------
       Metal-Aluminum -- 0.1%
         Alcoa, Inc.
          Bonds
          5.90% due 02/01/27......................    371,000    362,071
         Alcoa, Inc.
          Bonds
          6.50% due 06/15/18......................    192,000    202,611
                                                              ----------
                                                                 564,682
                                                              ----------
       Metal-Diversified -- 0.4%
         Freeport-McMoRan Copper & Gold, Inc.
          Senior Notes
          8.25% due 04/01/15......................    730,000    785,662
         Freeport-McMoRan Copper & Gold, Inc.
          Senior Notes
          8.38% due 04/01/17......................  2,175,000  2,351,719
                                                              ----------
                                                               3,137,381
                                                              ----------
       Miscellaneous Manufacturing -- 0.0%
         American Railcar Industries, Inc.
          Senior Notes
          7.50% due 03/01/14*.....................    175,000    180,250
                                                              ----------
       Multimedia -- 0.9%
         Belo Corp.
          Senior Notes
          6.75% due 05/30/13......................    145,000    152,489
         Cox Enterprises, Inc.
          Notes
          7.88% due 09/15/10*.....................    578,000    620,991
         Haights Cross Operating Co.
          Company Guar. Senior Notes
          11.75% due 08/15/11.....................    150,000    157,875
         News America, Inc.
          Company Guar. Bonds
          7.30% due 04/30/28......................  1,074,000  1,162,581
         Time Warner Entertainment Co. LP
          Debentures
          8.38% due 03/15/23......................  2,168,000  2,562,724
         Time Warner, Inc.
          Company Guar. Notes
          6.75% due 04/15/11......................    433,000    456,326
         Viacom, Inc.
          Senior Notes
          6.88% due 04/30/36......................  1,074,000  1,082,575
                                                              ----------
                                                               6,195,561
                                                              ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)



                                                     Principal    Value
                   Security Description              Amount**    (Note 2)
      --------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Networking Products -- 0.0%
        Cisco Systems, Inc.
         Senior Notes
         5.50% due 02/22/16......................... $  347,000 $  349,401
                                                                ----------
      Non-Ferrous Metals -- 0.0%
        Renco Metals, Inc.
         Bonds
         11.50% due 07/01/03+(3)(4)(12)(13).........    500,000          0
                                                                ----------
      Non-Hazardous Waste Disposal -- 0.1%
        Allied Waste North America, Inc.
         Company Guar. Notes
         6.88% due 06/01/17.........................    915,000    917,288
                                                                ----------
      Office Automation & Equipment -- 0.0%
        Pitney Bowes, Inc.
         Notes
         5.25% due 01/15/37.........................    330,000    322,178
                                                                ----------
      Oil & Gas Drilling -- 0.0%
        Pride International, Inc.
         Senior Notes
         7.38% due 07/15/14.........................     50,000     51,250
                                                                ----------
      Oil Companies-Exploration & Production -- 1.5%
        Belden & Blake Corp.
         Company Guar. Sec. Notes
         8.75% due 07/15/12.........................    200,000    204,500
        Brigham Exploration Co.
         Company Guar. Notes
         9.63% due 05/01/14.........................    550,000    555,500
        Brigham Exploration Co.
         Company Guar. Notes
         9.63% due 05/01/14*........................    150,000    149,250
        Chaparral Energy, Inc.
         Company Guar. Notes
         8.50% due 12/01/15.........................  1,670,000  1,649,125
        Chesapeake Energy Corp.
         Senior Notes
         6.25% due 01/15/18.........................    875,000    864,062
        Chesapeake Energy Corp.
         Senior Notes
         6.63% due 01/15/16.........................  1,150,000  1,158,625
        Costilla Energy, Inc.
         Senior Notes
         10.25% due 10/01/06+(3)(4).................    500,000          0
        Devon Energy Corp.
         Company Guar. Debentures
         7.95% due 04/15/32.........................  1,005,000  1,205,231
        El Paso Production Holding Co.
         Company Guar. Notes
         7.75% due 06/01/13.........................  2,700,000  2,821,500
        Encore Acquisition Co.
         Senior Sub. Notes
         6.00% due 07/15/15.........................    175,000    155,750
        Encore Acquisition Co.
         Senior Sub. Notes
         6.25% due 04/15/14.........................     50,000     46,000


                                                 Principal      Value
                  Security Description           Amount**      (Note 2)
           -------------------------------------------------------------
           Oil Companies-Exploration & Production (continued)
             Exco Resources, Inc.
              Company Guar. Notes
              7.25% due 01/15/11................ $  125,000   $   125,313
             Hilcorp Energy I LP
              Senior Notes
              7.75% due 11/01/15*...............    790,000       776,175
             Quicksilver Resources, Inc.
              Company Guar. Notes
              7.13% due 04/01/16................    100,000        98,500
             Sabine Pass LNG LP
              Sec. Notes.
              7.25% due 11/30/13*...............    200,000       201,500
             Sabine Pass LNG LP
              Sec. Notes.
              7.50% due 11/30/16*...............    930,000       936,975
             Transmeridian Exploration, Inc.
              Company Guar. Notes
              12.00% due 12/15/10...............    325,000       307,938
                                                              -----------
                                                               11,255,944
                                                              -----------
           Oil Companies-Integrated -- 0.3%
             Hess Corp.
              Notes
              7.13% due 03/15/33................  1,073,000     1,160,753
             Hess Corp.
              Bonds
              7.88% due 10/01/29................    461,000       531,768
             Phillips Petroleum Co.
              Debentures
              7.00% due 03/30/29................    286,000       319,544
                                                              -----------
                                                                2,012,065
                                                              -----------
           Oil Refining & Marketing -- 0.1%
             The Premcor Refining Group, Inc.
              Company Guar. Notes
              6.75% due 05/01/14................    666,000       693,825
                                                              -----------
           Oil-Field Services -- 0.1%
             Allis-Chalmers Energy, Inc.
              Company Guar. Notes
              9.00% due 01/15/14................    190,000       191,425
             Hanover Compressor Co.
              Company Guar. Senior Sec. Notes
              8.63% due 12/15/10................    175,000       183,750
             Oslo Seismic Services, Inc.
              1st Mtg. Bonds
              8.28% due 06/01/11................    160,552       164,422
                                                              -----------
                                                                  539,597
                                                              -----------
           Paper & Related Products -- 0.3%
             Bowater, Inc.
              Notes
              6.50% due 06/15/13................    750,000       676,875
             Caraustar Industries, Inc.
              Notes
              7.38% due 06/01/09................    525,000       511,875

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)



                                                Principal    Value
                  Security Description          Amount**    (Note 2)
          ----------------------------------------------------------
          CORPORATE BONDS & NOTES (continued)
          Paper & Related Products (continued)
            Georgia-Pacific Corp.
             Company Guar. Notes
             7.00% due 01/15/15*............... $  200,000 $  201,000
            Georgia-Pacific Corp.
             Company Guar. Notes
             7.13% due 01/15/17*...............    325,000    325,813
            Plum Creek Timberlands LP
             Company Guar. Notes
             5.88% due 11/15/15................    294,000    292,118
            Temple-Inland, Inc.
             Bonds
             6.63% due 01/15/18................    235,000    247,045
                                                           ----------
                                                            2,254,726
                                                           ----------
          Pipelines -- 1.3%
            Atlas Pipeline Partners LP
             Company Guar. Notes
             8.13% due 12/15/15................    400,000    412,000
            Centerpoint Energy Resources Corp.
             Notes
             7.75% due 02/15/11................    290,000    313,568
            Copano Energy LLC
             Company Guar. Notes
             8.13% due 03/01/16................    390,000    403,650
            Duke Energy Field Services LLC
             Notes
             6.88% due 02/01/11................    178,000    187,329
            Dynegy Holdings, Inc.
             Senior Notes
             8.75% due 02/15/12................    890,000    945,625
            Dynegy-Roseton Danskammer
             Pass Through Certs.
             Series B
             7.67% due 11/08/16................    520,000    551,200
            El Paso Natural Gas Co.
             Senior Notes
             5.95% due 04/15/17*...............    375,000    376,395
            El Paso Natural Gas Co.
             Senior Notes
             7.63% due 08/01/10................    100,000    104,358
            El Paso Natural Gas Co.
             Debentures
             8.63% due 01/15/22................  1,035,000  1,256,089
            Enbridge Energy Partners LP
             Senior Notes
             5.88% due 12/15/16................    118,000    118,551
            MarkWest Energy Partners LP
             Senior Notes
             6.88% due 11/01/14................    280,000    271,600
            MarkWest Energy Partners LP
             Company Guar. Notes
             8.50% due 07/15/16................    350,000    364,875
            NGC Corp Capital Trust
             Guar. Bonds
             8.32% due 06/01/27................  1,720,000  1,651,200


                                                  Principal    Value
                  Security Description            Amount**    (Note 2)
         -------------------------------------------------------------
         Pipelines (continued)
           ONEOK Partners LP
            Company Guar. Notes
            6.15% due 10/01/16................... $  155,000 $  158,462
           Southern Natural Gas Co.
            Notes
            5.90% due 04/01/17*..................    162,000    161,999
           Tennessee Gas Pipeline Co.
            Debentures
            7.00% due 10/15/28...................    905,000    968,953
           Transcontinental Gas Pipe Line Corp.
            Notes
            7.00% due 08/15/11...................    150,000    157,125
           Williams Cos., Inc.
            Senior Notes
            7.88% due 09/01/21...................  1,205,000  1,325,500
                                                             ----------
                                                              9,728,479
                                                             ----------
         Precious Metals -- 0.0%
           Barrick Gold Finance, Inc.
            Company Guar. Debentures
            7.50% due 05/01/07...................    233,000    233,350
                                                             ----------
         Printing-Commercial -- 0.1%
           Valassis Communications, Inc.
            Senior Notes
            8.25% due 03/01/15*..................    705,000    692,663
                                                             ----------
         Private Corrections -- 0.0%
           Corrections Corp. of America
            Company Guar. Notes
            6.25% due 03/15/13...................    200,000    200,000
                                                             ----------
         Publishing-Newspapers -- 0.1%
           Knight Ridder, Inc.
            Debentures
            6.88% due 03/15/29...................    205,000    190,470
           Knight Ridder, Inc.
            Debentures
            7.15% due 11/01/27...................    205,000    195,665
           Medianews Group, Inc.
            Senior Sub. Notes
            6.88% due 10/01/13...................    220,000    200,200
                                                             ----------
                                                                586,335
                                                             ----------
         Publishing-Periodicals -- 0.1%
           The Reader's Digest Association, Inc.
            Senior Sub. Notes
            9.00% due 02/15/17*..................    780,000    750,750
                                                             ----------
         Radio -- 0.0%
           Chancellor Media Corp.
            Company Guar. Notes
            8.00% due 11/01/08...................    148,000    153,346
                                                             ----------
         Real Estate Investment Trusts -- 0.5%
           AvalonBay Communities, Inc.
            Senior Notes
            5.75% due 09/15/16...................    310,000    314,093

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)



                                                   Principal   Value
                   Security Description            Amount**   (Note 2)
         --------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Real Estate Investment Trusts (continued)
           Health Care Property Investors, Inc.
            Senior Notes
            5.65% due 12/15/13.................... $845,000  $  839,274
           Heritage Property Investment Trust
            Notes
            4.50% due 10/15/09....................  152,000     149,134
           Mack-Cali Realty LP
            Bonds
            5.80% due 01/15/16....................  156,000     157,050
           National Health Investors, Inc.
            Notes
            7.30% due 07/16/07....................  100,000     100,115
           New Plan Excel Realty Trust
            Senior Notes
            4.50% due 02/01/11....................  484,000     467,746
           Omega Healthcare Investors, Inc.
            Senior Notes
            7.00% due 04/01/14....................  400,000     404,000
           Reckson Operating Partnership LP
            Senior Notes
            6.00% due 03/31/16....................   86,000      84,534
           Simon Property Group LP
            Notes
            5.00% due 03/01/12....................   80,000      79,243
           Simon Property Group LP
            Notes
            5.38% due 08/28/08....................  124,000     123,995
           Trustreet Properties, Inc.
            Senior Notes
            7.50% due 04/01/15....................  500,000     544,635
           Vornado Realty LP
            Notes
            4.50% due 08/15/09....................  210,000     205,803
                                                             ----------
                                                              3,469,622
                                                             ----------
         Recycling -- 0.3%
           Aleris International, Inc.
            Senior Notes
            9.00% due 12/15/14*...................  840,000     886,200
           Aleris International, Inc.
            Senior Sub. Notes
            10.00% due 12/15/16*..................  890,000     934,500
                                                             ----------
                                                              1,820,700
                                                             ----------
         Rental Auto/Equipment -- 0.2%
           H&E Equipment Services, Inc.
            Company Guar. Notes
            8.38% due 07/15/16....................  520,000     552,500
           United Rentals North America, Inc.
            Senior Sub. Notes
            7.75% due 11/15/13....................  765,000     786,037
                                                             ----------
                                                              1,338,537
                                                             ----------
         Research & Development -- 0.1%
           Alion Science and Technology Corp.
            Senior Notes
            10.25% due 02/01/15*..................  565,000     581,950
                                                             ----------


                                                  Principal    Value
                  Security Description            Amount**    (Note 2)
        ---------------------------------------------------------------
        Retail-Building Products -- 0.1%
          Home Depot, Inc.
           Senior Notes
           5.88% due 12/16/36.................... $1,074,000 $1,023,980
                                                             ----------
        Retail-Discount -- 0.1%
          Wal-Mart Stores, Inc.
           Senior Notes
           5.88% due 04/05/27....................    560,000    558,501
                                                             ----------
        Retail-Drug Store -- 0.1%
          CVS Lease Pass Through Trust
           Pass Through Certs.
           6.04% due 12/10/28*...................    368,119    372,319
          General Nutrition Centers, Inc.
           Senior Notes
           9.85% due 03/15/14*...................    250,000    245,000
          Rite Aid Corp.
           Sec. Notes
           8.13% due 05/01/10....................    425,000    436,687
                                                             ----------
                                                              1,054,006
                                                             ----------
        Retail-Major Department Stores -- 0.1%
          Saks, Inc.
           Company Guar. Notes
           9.88% due 10/01/11....................    375,000    417,188
                                                             ----------
        Retail-Petroleum Products -- 0.1%
          Ferrellgas LP
           Senior Notes
           6.75% due 05/01/14....................    940,000    921,200
                                                             ----------
        Retail-Regional Department Stores -- 0.1%
          Neiman-Marcus Group, Inc.
           Company Guar. Notes
           9.00% due 10/15/15....................    400,000    438,000
                                                             ----------
        Retail-Restaurants -- 0.1%
          Dave & Buster's, Inc.
           Company Guar. Notes
           11.25% due 03/15/14...................    320,000    326,400
          NPC International, Inc.
           Company Guar. Notes
           9.50% due 05/01/14....................    625,000    646,875
                                                             ----------
                                                                973,275
                                                             ----------
        Rubber/Plastic Products -- 0.0%
          Venture Holdings Co. LLC
           Company Guar. Notes
           11.00% due 06/01/07+(3)(6)(14)........    100,000        400
                                                             ----------
        Savings & Loans/Thrifts -- 0.2%
          Independence Community Bank Corp.
           Notes
           3.50% due 06/20/08(11)................    172,000    168,387
          Sovereign Bancorp, Inc.
           Senior Notes
           4.80% due 09/01/10....................    405,000    398,260
          Washington Mutual Preferred Funding II
           6.67% due 12/15/16*(7)(8).............    607,000    595,711

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)



                                                    Principal    Value
                  Security Description              Amount**    (Note 2)
       -----------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Savings & Loans/Thrifts (continued)
         Western Financial Bank
          Senior Debentures
          9.63% due 05/15/12....................... $  333,000 $  362,216
                                                               ----------
                                                                1,524,574
                                                               ----------
       Soap & Cleaning Preparation -- 0.0%
         Johnsondiversey Holdings, Inc.
          Senior Disc. Notes
          10.67% due 05/15/13(9)...................     75,000     77,438
                                                               ----------
       Special Purpose Entities -- 1.2%
         AAC Group Holding Corp.
          Senior Disc. Notes
          10.25% due 10/01/12(9)...................    565,000    507,088
         AMR HoldCo, Inc./EmCare HoldCo, Inc.
          Senior Sub. Notes
          10.00% due 02/15/15......................    125,000    137,500
         BAE Systems Holdings, Inc.
          Notes
          5.20% due 08/15/15*......................  1,065,000  1,043,036
         Bluewater Finance, Ltd.
          Company Guar. Notes
          10.25% due 02/15/12......................    650,000    677,625
         Capital One Capital IV
          Company Guar. Notes
          6.75% due 02/17/37.......................    255,000    244,308
         CCM Merger, Inc.
          Notes
          8.00% due 08/01/13*......................    500,000    502,500
         Chukchansi Economic Development Authority
          Senior Notes
          8.88% due 11/15/12*(7)...................    150,000    153,750
         Consolidated Communications
          Illinois/Texas Holdings, Inc.
          Senior Notes
          9.75% due 04/01/12.......................    632,000    669,130
         Cyrus Reinsurance Holdings
          Senior Notes
          6.36% due 09/01/08*(4)(7)................    239,000    238,403
         Hawker Beechcraft Acquisition Co.
          LLC / Hawker Beechcraft Notes Co.
          Senior Notes
          8.88% due 04/01/15*......................    295,000    304,956
         Hawker Beechcraft Acquisition Co.
          LLC / Hawker Beechcraft Notes Co.
          Senior Sub. Notes
          9.75% due 04/01/17*......................    410,000    428,450
         ING USA Global Funding Trust
          Notes
          4.50% due 10/01/10.......................    268,000    263,246
         MedCath Holdings Corp.
          Senior Notes
          9.88% due 07/15/12.......................    129,000    139,643


                                                 Principal   Value
                   Security Description          Amount**   (Note 2)
          -----------------------------------------------------------
          Special Purpose Entities (continued)
            MXEnergy Holdings, Inc.
             Senior Notes
             12.90% due 08/01/11*(7)............ $675,000  $  621,000
            Norbord Delaware GP I
             Company Guar. Notes
             6.45% due 02/15/17*................  193,000     195,367
            PCA LLC/PCA Finance Corp.
             Senior Notes
             11.88% due 08/01/09+(3)(6).........  325,000      58,500
            PNA Intermediate Holding Corp.
             Senior Notes
             12.36% due 02/15/13*(7)............  150,000     153,750
            Pricoa Global Funding I
             Notes
             5.30% due 09/27/13*................  320,000     320,520
            Principal Life Global Funding I
             Sec. Notes
             5.25% due 01/15/13*................  296,000     295,421
            Seitel Acquisition Corp.
             Senior Notes
             9.75% due 02/15/14*................  510,000     516,375
            Snoqualmie Entertainment Authority
             Notes
             9.13% due 02/01/15*................  570,000     587,812
            Snoqualmie Entertainment Authority
             Senior Notes
             9.15% due 02/01/14*(7).............   75,000      76,313
            Southern Star Central Corp.
             Senior Notes
             6.75% due 03/01/16.................  150,000     150,000
            Visant Corp.
             Company Guar. Notes
             7.63% due 10/01/12.................  475,000     483,312
                                                           ----------
                                                            8,768,005
                                                           ----------
          Specified Purpose Acquisitions -- 0.0%
            ESI Tractebel Acquisition Corp.
             Company Guar. Bonds
             7.99% due 12/30/11.................  202,000     206,409
                                                           ----------
          Steel-Producers -- 0.3%
            Chaparral Steel Co.
             Company Guar. Notes
             10.00% due 07/15/13................  560,000     624,400
            International Steel Group, Inc.
             Senior Notes
             6.50% due 04/15/14.................  540,000     562,275
            Steel Dynamics, Inc.
             Senior Notes
             6.75% due 04/01/15*................  700,000     700,875
                                                           ----------
                                                            1,887,550
                                                           ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)



                                                Principal    Value
                  Security Description          Amount**    (Note 2)
          ----------------------------------------------------------
          CORPORATE BONDS & NOTES (continued)
          Steel-Specialty -- 0.0%
            Allegheny Technologies, Inc.
             Notes
             8.38% due 12/15/11................ $   75,000 $   80,625
            Tube City IMS Corp.
             Senior Sub. Notes
             9.75% due 02/01/15*...............    225,000    234,000
                                                           ----------
                                                              314,625
                                                           ----------
          Storage/Warehousing -- 0.1%
            Mobile Mini, Inc.
             Senior Notes
             9.50% due 07/01/13................    178,000    190,460
            Mobile Services Group, Inc.
             Senior Notes
             9.75% due 08/01/14*...............    330,000    348,975
                                                           ----------
                                                              539,435
                                                           ----------
          Telecom Services -- 0.6%
            Bellsouth Telecommunications, Inc.
             Debentures
             7.00% due 12/01/95................    932,000    956,276
            Cincinnati Bell Telephone Co.
             Company Guar. Notes
             7.18% due 12/15/23................     50,000     50,375
            Cincinnati Bell Telephone Co.
             Company Guar. Notes
             7.20% due 11/29/23................    225,000    218,250
            Insight Midwest LP
             Senior Notes
             9.75% due 10/01/09................     52,000     52,845
            Mastec, Inc.
             Senior Notes
             7.63% due 02/01/17*...............    400,000    405,000
            Qwest Corp.
             Senior Notes
             7.50% due 10/01/14................  2,520,000  2,658,600
                                                           ----------
                                                            4,341,346
                                                           ----------
          Telephone-Integrated -- 1.1%
            AT&T Corp.
             Senior Notes
             7.30% due 11/15/11................    463,000    502,612
            Cincinnati Bell, Inc.
             Senior Notes
             7.25% due 06/15/23................     25,000     24,250
            Cincinnati Bell, Inc.
             Company Guar. Notes
             8.38% due 01/15/14................  1,140,000  1,165,650
            Citizens Communications Co.
             Bonds
             7.13% due 03/15/19*...............    575,000    569,250
            Citizens Communications Co.
             Senior Notes
             9.00% due 08/15/31................  1,677,000  1,836,315


                                                  Principal    Value
                  Security Description            Amount**    (Note 2)
         -------------------------------------------------------------
         Telephone-Integrated (continued)
           GTE Northwest, Inc.
            Debentures
            5.55% due 10/15/08................... $   55,000 $   55,160
           LCI International, Inc.
            Senior Notes
            7.25% due 06/15/07...................  1,650,000  1,654,125
           Level 3 Financing, Inc.
            Senior Notes
            8.75% due 02/15/17*..................    400,000    403,000
           New England Telephone & Telegraph Co.
            Debentures
            7.88% due 11/15/29...................    174,000    195,620
           Sprint Capital Corp.
            Company Guar. Notes
            6.88% due 11/15/28...................    787,000    783,763
           Verizon Communications, Inc.
            Senior Notes
            6.25% due 04/01/37...................    280,000    277,340
           Verizon New York, Inc.
            Debentures
            6.88% due 04/01/12...................    261,000    275,444
                                                             ----------
                                                              7,742,529
                                                             ----------
         Television -- 0.5%
           Allbritton Communications Co.
            Senior Sub. Notes
            7.75% due 12/15/12...................  1,025,000  1,050,625
           ION Media Networks, Inc.
            Sec. Notes
            11.61% due 01/15/13*(7)..............    875,000    912,187
           LIN Television Corp.
            Senior Sub. Notes
            6.50% due 05/15/13...................    960,000    939,600
           Univision Communications, Inc.
            Company Guar. Notes
            3.50% due 10/15/07...................     80,000     78,800
           Young Broadcasting, Inc.
            Senior Sub. Notes
            8.75% due 01/15/14...................    180,000    167,850
           Young Broadcasting, Inc.
            Company Guar. Notes
            10.00% due 03/01/11..................    725,000    714,125
                                                             ----------
                                                              3,863,187
                                                             ----------
         Textile-Products -- 0.0%
           Collins & Aikman Floorcoverings, Inc.
            Company Guar. Notes
            9.75% due 02/15/10...................    248,000    252,340
                                                             ----------
         Theaters -- 0.5%
           AMC Entertainment, Inc.
            Senior Sub. Notes
            8.00% due 03/01/14...................  1,970,000  2,004,475
           Cinemark, Inc.
            Senior Disc. Notes
            9.75% due 03/15/14(9)................  1,385,000  1,267,275
                                                             ----------
                                                              3,271,750
                                                             ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)



                                                Principal    Value
                  Security Description          Amount**    (Note 2)
          ----------------------------------------------------------
          CORPORATE BONDS & NOTES (continued)
          Transactional Software -- 0.1%
            Open Solutions, Inc.
             Senior Sub. Notes
             9.75% due 02/01/15*............... $  475,000 $  489,250
                                                           ----------
          Transport-Air Freight -- 0.8%
            Atlas Air, Inc.
             Pass Through Certs.
             Series 1991-1, Class A-2
             6.88% due 01/02/11................    210,101    211,677
            Atlas Air, Inc.
             Pass Through Certs.
             Series 1991-1, Class A-1
             7.20% due 01/02/19................  1,596,775  1,640,687
            Atlas Air, Inc.
             Pass Through Certs.
             Series 1991-1, Class B
             7.63% due 01/02/15................  1,701,936  1,884,894
            Atlas Air, Inc.
             Pass Through Certs.
             Series 2000-1, Class A
             8.71% due 01/02/20................    342,189    358,015
            Atlas Air, Inc.
             Pass Through Certs.
             Series 1991-1, Class C
             8.77% due 01/02/11................     62,428     60,555
            Atlas Air, Inc.
             Pass Through Certs.
             Series 2000-1, Class B
             9.06% due 07/02/17................  1,346,314  1,575,187
                                                           ----------
                                                            5,731,015
                                                           ----------
          Transport-Rail -- 0.2%
            Burlington Northern Santa Fe Corp.
             Debentures
             7.29% due 06/01/36................    738,000    823,942
            Norfolk Southern Corp.
             Senior Notes
             7.70% due 05/15/17................    510,000    568,369
                                                           ----------
                                                            1,392,311
                                                           ----------
          Transport-Services -- 0.2%
            FedEx Corp.
             Company Guar. Notes
             5.50% due 08/15/09................    135,000    136,031
            PHI, Inc.
             Company Guar. Notes
             7.13% due 04/15/13................    550,000    525,250
            Ryder System, Inc.
             Notes
             5.85% due 03/01/14................    125,000    124,778
            Ryder System, Inc.
             Notes
             5.85% due 11/01/16................    330,000    327,169
                                                           ----------
                                                            1,113,228
                                                           ----------


                                                Principal    Value
                 Security Description           Amount**    (Note 2)
         ------------------------------------------------------------
         Travel Services -- 0.1%
           Travelport LLC
            Senior Notes
            9.88% due 09/01/14*................ $220,000  $    230,450
           Travelport LLC
            Senior Notes
            10.00% due 09/01/14*(7)............  125,000       127,500
           Travelport LLC
            Senior Sub. Notes
            11.88% due 09/01/16*...............   50,000        54,813
                                                          ------------
                                                               412,763
                                                          ------------
         Wire & Cable Products -- 0.1%
           Belden CDT, Inc.
            Senior Sub. Notes
            7.00% due 03/15/17*................  400,000       408,009
                                                          ------------
         Total Corporate Bonds & Notes
            (cost $237,813,345)................            242,185,501
                                                          ------------
         FOREIGN CORPORATE BONDS & NOTES -- 5.7%
         Banks-Commercial -- 0.2%
           Barclays Bank PLC
            Preferred Sub. Notes
            5.93% due 12/15/16*(7)(8)..........  370,000       378,895
           Caisse Nationale des Caisses
            d'Epargne et de Prevoyance
            Notes
            4.96% due 12/30/09(8)..............  141,000       116,325
           NIB Capital Bank
            Bonds
            5.82% due 12/11/13*(7)(8)..........   95,000        94,314
           Royal Bank of Scotland Group PLC
            Preferred Bonds
            7.65% due 09/30/31(7)(8)...........  550,000       636,453
           Societe Generale
            Sub. Notes
            5.92% due 04/05/17*(7)(8)..........  570,000       569,658
                                                          ------------
                                                             1,795,645
                                                          ------------
         Banks-Money Center -- 0.1%
           HBOS Capital Funding LP
            Company Guar. Notes
            6.85% due 03/23/09(8)..............  175,000       176,978
           Mizuho Financial Group Cayman, Ltd.
            Bank Guar. Notes
            8.38% due 04/27/09(8)..............  175,000       184,957
           National Westminster Bank PLC
            Sub. Notes
            7.75% due 10/16/07(8)..............   67,000        67,639
                                                          ------------
                                                               429,574
                                                          ------------
         Beverages-Wine/Spirits -- 0.1%
           Diageo Capital PLC
            Company Guar. Notes
            5.13% due 01/30/13.................  732,000       728,438
                                                          ------------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)



                                                   Principal    Value
                  Security Description             Amount**    (Note 2)
       -----------------------------------------------------------------
       FOREIGN CORPORATE BONDS & NOTES (continued)
       Brewery -- 0.1%
         SABMiller PLC
          Notes
          6.50% due 07/01/16*..................... $  470,000 $  496,671
                                                              ----------
       Broadcast Services/Program -- 0.1%
         Grupo Televisa SA
          Senior Notes
          6.63% due 03/18/25......................    496,000    517,468
                                                              ----------
       Building & Construction-Misc. -- 0.0%
         North American Energy Partners, Inc.
          Senior Notes
          8.75% due 12/01/11......................    310,000    316,200
                                                              ----------
       Building Products-Doors & Windows -- 0.0%
         Masonite International Corp.
          Senior Sub. Notes
          11.00% due 04/06/15*....................    117,000    108,810
                                                              ----------
       Cellular Telecom -- 0.1%
         Vodafone Group PLC
          Bonds
          6.15% due 02/27/37......................  1,152,000  1,112,119
                                                              ----------
       Chemicals-Specialty -- 0.2%
         Rhodia SA
          Senior Notes
          8.88% due 06/01/11......................  1,550,000  1,615,875
                                                              ----------
       Computers-Memory Devices -- 0.1%
         Seagate Technology HDD Holdings
          Company Guar. Notes
          6.80% due 10/01/16......................    450,000    452,250
                                                              ----------
       Cruise Lines -- 0.1%
         Royal Caribbean Cruises, Ltd.
          Senior Notes
          7.00% due 06/15/13......................    400,000    413,326
                                                              ----------
       Diversified Manufactured Operations -- 0.1%
         Bombardier, Inc.
          Senior Notes
          8.00% due 11/15/14*.....................    330,000    341,550
         Tyco International Group SA
          Company Guar. Notes
          6.00% due 11/15/13......................    310,000    325,870
                                                              ----------
                                                                 667,420
                                                              ----------
       Diversified Minerals -- 0.1%
         BHP Billiton Finance, Ltd.
          Company Guar. Notes
          5.40% due 03/29/17......................    550,000    545,815
                                                              ----------
       Electronic Components-Misc. -- 0.1%
         NXP BV/NXP Funding LLC
          Senior Notes
          9.50% due 10/15/15*.....................    630,000    650,475
                                                              ----------


                                                     Principal    Value
                  Security Description               Amount**    (Note 2)
     --------------------------------------------------------------------
     Electronic Components-Semiconductors -- 0.1%
       Avago Technologies Finance Pte/Avago
        Technologies US/Avago Technologies Wireless
        Company Guar.
        10.13% due 12/01/13......................... $  590,000 $  638,675
       STATS ChipPAC, Ltd.
        Company Guar. Notes
        6.75% due 11/15/11..........................    475,000    490,437
                                                                ----------
                                                                 1,129,112
                                                                ----------
     Financial Guarantee Insurance -- 0.1%
       Security Capital Assurance, Ltd.
        Bonds
        6.88% due 09/30/17*(4)(7)(8)................    570,000    570,000
                                                                ----------
     Food-Meat Products -- 0.1%
       JBS SA
        Senior Notes
        10.50% due 08/04/16*........................    550,000    625,625
                                                                ----------
     Housewares -- 0.3%
       Vitro SA de CV
        Senior Notes
        9.13% due 02/01/17*.........................  1,840,000  1,886,000
                                                                ----------
     Independent Power Producer -- 0.0%
       AES Drax Energy, Ltd.
        Sec. Notes
        11.50% due 08/30/10+(3)(6)..................    725,000        725
                                                                ----------
     Insurance-Multi-line -- 0.2%
       Aegon NV
        Sub. Notes
        5.31% due 07/15/14(8).......................    201,000    171,071
       AXA SA
        Sub. Notes
        6.38% due 12/14/36*(7)(8)...................    285,000    273,558
       ING Groep NV
        Bonds
        5.78% due 12/08/15(7)(8)....................    765,000    761,079
                                                                ----------
                                                                 1,205,708
                                                                ----------
     Investment Companies -- 0.0%
       Canadian Oil Sands, Ltd.
        Notes
        5.80% due 08/15/13*.........................    207,000    207,747
                                                                ----------
     Medical-Drugs -- 0.4%
       Angiotech Pharmaceuticals, Inc.
        Company Guar. Notes
        7.75% due 04/01/14..........................    475,000    438,188
       Angiotech Pharmaceuticals, Inc.
        Senior Notes
        9.11% due 12/01/13*(7)......................    590,000    602,537
       Elan Finance PLC
        Company Guar. Bonds
        7.75% due 11/15/11..........................    805,000    790,912

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)



                                                        Principal   Value
                Security Description                    Amount**   (Note 2)
         -------------------------------------------------------
         FOREIGN CORPORATE BONDS & NOTES (continued)
         Medical-Drugs (continued)
           Elan Finance PLC
            Senior Notes
            8.88% due 12/01/13*.................        $590,000  $  599,588
           Elan Finance PLC
            Company Guar. Senior Notes
            9.36% due 11/15/11(7)...............         790,000     803,825
                                                                  ----------
                                                                   3,235,050
                                                                  ----------
         Music -- 0.0%
           Corporacion Interamericana de
            Entretenimiento SA de CV
            Senior Notes
            8.88% due 06/14/15*.................         300,000     306,750
                                                                  ----------
         Oil Companies-Exploration & Production -- 0.3%
           Compton Petroleum Finance Corp.
            Company Guar. Notes
            7.63% due 12/01/13..................         365,000     356,787
           Nexen, Inc.
            Bonds
            5.88% due 03/10/35..................         274,000     257,031
           Nexen, Inc.
            Notes
            7.88% due 03/15/32..................         219,000     259,254
           OPTI Canada, Inc.
            Company Guar. Notes
            8.25% due 12/15/14*.................         375,000     390,000
           Paramount Resources, Ltd.
            Senior Notes
            8.50% due 01/31/13..................         750,000     748,125
                                                                  ----------
                                                                   2,011,197
                                                                  ----------
         Oil Companies-Integrated -- 0.2%
           ConocoPhillips Canada Funding Co.
            Company Guar. Notes
            5.95% due 10/15/36..................         358,000     361,986
           ENI Coordination Center
            Company Guar. Notes
            5.25% due 12/27/07.................. GBP     205,000     401,046
           Petro-Canada
            Notes
            5.95% due 05/15/35..................         585,000     558,061
                                                                  ----------
                                                                   1,321,093
                                                                  ----------
         Oil-Field Services -- 0.0%
           Weatherford International, Ltd.
            Senior Notes
            5.50% due 02/15/16..................         214,000     209,873
                                                                  ----------
         Paper & Related Products -- 0.2%
           Abitibi-Consolidated, Inc.
            Notes
            6.00% due 06/20/13..................         570,000     484,500
           Abitibi-Consolidated, Inc.
            Notes
            8.55% due 08/01/10..................         705,000     713,812


                                                    Principal    Value
                   Security Description             Amount**    (Note 2)
       ------------------------------------------------------------------
       Paper & Related Products (continued)
         Abitibi-Consolidated, Inc.
          Debentures
          8.85% due 08/01/30....................... $  270,000 $  240,300
                                                               ----------
                                                                1,438,612
                                                               ----------
       Pipelines -- 0.0%
         Kinder Morgan Finance Co. ULC
          Company Guar. Notes
          5.70% due 01/05/16.......................    183,000    171,582
                                                               ----------
       Printing-Commercial -- 0.1%
         Quebecor World Capital Corp.
          Senior Notes
          8.75% due 03/15/16*......................    545,000    551,813
                                                               ----------
       Real Estate Operations & Development -- 0.0%
         Brookfield Asset Management, Inc.
          Notes
          8.13% due 12/15/08.......................     76,000     79,535
                                                               ----------
       Retail-Drug Store -- 0.1%
         Jean Coutu Group (PJC), Inc.
          Senior Sub. Notes
          8.50% due 08/01/14.......................    575,000    623,875
                                                               ----------
       Satellite Telecom -- 0.7%
         Intelsat Bermuda, Ltd.
          Senior Notes
          8.87% due 01/15/15(7)....................  1,055,000  1,076,100
         Intelsat Bermuda, Ltd.
          Guar. Senior Notes
          11.25% due 06/15/16......................  1,210,000  1,373,350
         Intelsat Intermediate Holding Co., Ltd.
          Company Guar. Notes
          9.25% due 02/01/15(9)....................  1,475,000  1,224,250
         Intelsat, Ltd.
          Senior Notes
          6.50% due 11/01/13.......................  1,360,000  1,200,200
                                                               ----------
                                                                4,873,900
                                                               ----------
       Special Purpose Entities -- 0.3%
         Hellas Telecommunications
          Luxembourg II
          Sub. Notes
          11.12% due 01/15/15*(7)..................    955,000    981,262
         Hybrid Capital Funding I LP
          Sub. Notes
          8.00% due 06/30/11(8)....................    338,000    354,998
         Rio Tinto Finance USA, Ltd.
          Notes
          2.63% due 09/30/08.......................    165,000    159,055
         SMFG Preferred Capital, Ltd.
          Bonds
          6.08% due 01/25/17*(7)(8)................    373,000    373,724
         SovRisc BV
          Notes
          4.63% due 10/31/08*......................    133,000    132,088
                                                               ----------
                                                                2,001,127
                                                               ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)



                                                Principal    Value
                  Security Description          Amount**    (Note 2)
         -------------------------------------------------------------
         FOREIGN CORPORATE BONDS & NOTES (continued)
         Specified Purpose Acquisitions -- 0.1%
           Basell AF SCA
            Company Guar. Bonds
            8.38% due 08/15/15*................ $  925,000 $   964,312
                                                           -----------
         Telecom Services -- 0.3%
           Digicel Group, Ltd.
            Senior Notes
            8.88% due 01/15/15*................    100,000      97,000
           Global Crossing UK Finance PLC
            Company Guar. Notes
            10.75% due 12/15/14................    300,000     325,500
           Telenet Group Holdings NV
            Disc. Notes
            11.50% due 06/15/14*(9)............  1,706,000   1,599,375
           TELUS Corp.
            Notes
            7.50% due 06/01/07.................    110,000     110,348
                                                           -----------
                                                             2,132,223
                                                           -----------
         Telephone-Integrated -- 0.7%
           British Telecommunications PLC
            Bonds
            8.63% due 12/15/30.................  1,812,000   2,487,900
           Telecom Italia Capital SA
            Company Guar. Notes
            4.00% due 01/15/10.................    697,000     673,394
           Telecom Italia Capital SA
            Company Guar. Bonds
            5.25% due 10/01/15.................  1,074,000   1,018,953
           Telefonica Emisones SAU
            Company Guar. Notes
            6.42% due 06/20/16.................    685,000     714,951
                                                           -----------
                                                             4,895,198
                                                           -----------
         Transport-Marine -- 0.1%
           Navios Maritime Holdings, Inc.
            Senior Notes
            9.50% due 12/15/14*................    375,000     390,469
           Ultrapetrol Bahamas, Ltd.
            1st Mtg. Bonds
            9.00% due 11/24/14.................    350,000     355,250
                                                           -----------
                                                               745,719
                                                           -----------
         Transport-Rail -- 0.0%
           Canadian National Railway Co.
            Notes
            6.38% due 10/15/11.................    315,000     329,001
                                                           -----------
         Total Foreign Corporate Bonds & Notes
            (cost $40,704,294).................             41,365,863
                                                           -----------


                                               Principal   Value
                 Security Description          Amount**   (Note 2)
             -----------------------------------------------------
             FOREIGN GOVERNMENT AGENCIES -- 30.8%
             Sovereign -- 30.8%
               Bundesrepublik Deutschland
                Bonds
                4.13% due 07/04/08........ EUR 1,845,000 $2,466,911
               Bundesrepublik Deutschland
                Bonds
                4.50% due 01/04/13........ EUR 3,895,000  5,325,670
               Bundesrepublik Deutschland
                Bonds
                4.75% due 07/04/34........ EUR 1,710,000  2,462,114
               Bundesrepublik Deutschland
                Bonds
                5.50% due 01/04/31........ EUR   500,000    788,045
               Federal Republic of Brazil
                Bonds
                6.00% due 01/17/17........     3,390,000  3,423,900
               Federal Republic of Brazil
                Notes
                7.88% due 03/07/15........     2,440,000  2,777,940
               Federal Republic of Brazil
                Notes
                8.00% due 01/15/18........     5,330,000  6,020,235
               Federal Republic of Brazil
                Bonds
                8.25% due 01/20/34........     1,340,000  1,681,700
               Federal Republic of Brazil
                Notes
                8.75% due 02/04/25........     2,825,000  3,630,125
               Federal Republic of Brazil
                Bonds
                8.88% due 10/14/19........     2,560,000  3,233,280
               Federal Republic of Brazil
                Notes
                8.88% due 04/15/24........       145,000    188,500
               Federal Republic of Brazil
                Notes
                10.25% due 06/17/13.......     2,480,000  3,091,320
               Federal Republic of Brazil
                Bonds
                10.25% due 01/10/28....... BRL 3,100,000  1,500,874
               Federal Republic of Brazil
                Bonds
                10.50% due 07/14/14.......     1,115,000  1,432,775
               Federal Republic of Brazil
                Notes
                11.00% due 01/11/12.......     2,240,000  2,759,680
               Federal Republic of Brazil
                Notes
                11.00% due 08/17/40.......     7,310,000  9,861,190

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)



                                              Principal     Value
               Security Description           Amount**     (Note 2)
           ---------------------------------------------
           FOREIGN GOVERNMENT AGENCIES (continued)
           Sovereign (continued)
             Federal Republic of Brazil
              Bonds
              12.50% due 01/05/16.......     $  2,474,000 $1,380,315
             France Government Bond
              Bonds
              3.00% due 10/25/15........ EUR      500,000    616,889
             Government of Australia
              Bonds
              5.75% due 06/15/11........ AUD    9,180,000  7,330,119
             Government of Australia
              Bonds
              7.50% due 09/15/09........ AUD    3,925,000  3,267,696
             Government of Canada
              Bonds
              4.00% due 09/01/10........ CAD    2,684,000  2,324,560
             Government of Canada
              Bonds
              5.00% due 06/01/14........ CAD    6,230,000  5,708,018
             Government of Canada
              Bonds
              5.25% due 06/01/13........ CAD    2,920,000  2,693,836
             Government of Japan
              Bonds
              1.00% due 12/20/12........ JPY  485,800,000  4,060,961
             Government of New Zealand
              Bonds
              7.00% due 07/15/09........ NZD    7,900,000  5,650,216
             Kingdom of Denmark
              Bonds
              7.00% due 11/15/07........ DKK   29,310,000  5,341,317
             Kingdom of Netherlands
              Bonds
              3.00% due 07/15/07........ EUR    1,085,000  1,445,426
             Kingdom of Norway
              Bonds
              5.50% due 05/15/09........ NOK   51,050,000  8,523,543
             Kingdom of Norway
              Bonds
              6.50% due 05/15/13........ NOK   34,480,000  6,228,654
             Kingdom of Spain
              Bonds
              5.75% due 07/30/32........ EUR      925,000  1,506,605
             Kingdom of Sweden
              Bonds
              4.00% due 12/01/09........ SEK   28,200,000  4,051,418
             Kingdom of Sweden
              Bonds
              4.50% due 08/12/15........ SEK   40,010,000  6,013,418
             Kingdom of Sweden
              Bonds
              5.00% due 01/28/09........ SEK   10,500,000  1,535,122
             Kingdom of Sweden
              Bonds
              5.50% due 10/08/12........ SEK   32,870,000  5,062,210
             New Zealand Government
              Bonds
              6.00% due 07/15/08........ NZD    7,330,000  5,164,146


                                             Principal      Value
              Security Description           Amount**      (Note 2)
            -------------------------------------------------------
            Sovereign (continued)
              Peru Government
               Bonds
               6.55% due 03/14/37.....     $      145,000 $  150,510
              Republic of Argentina
               Bonds
               5.25% due 12/31/38(9)..          2,144,761  1,109,914
              Republic of Argentina
               Bonds
               5.59% due 08/03/12.....          2,300,000  1,652,550
              Republic of Argentina
               Bonds
               7.00% due 03/28/11.....          3,255,000  3,233,842
              Republic of Argentina
               Bonds
               7.00% due 09/12/13.....          1,690,000  1,630,005
              Republic of Colombia
               Notes
               7.38% due 01/27/17.....          1,500,000  1,632,750
              Republic of Colombia
               Bonds
               7.38% due 09/18/37.....            520,000    566,020
              Republic of Colombia
               Notes
               12.00% due 10/22/15.... COP  2,147,000,000  1,101,451
              Republic of Columbia
               Bonds
               8.13% due 05/21/24.....            710,000    827,150
              Republic of Columbia
               Notes
               8.25% due 12/22/14.....          1,190,000  1,351,245
              Republic of El Salvador
               Bonds
               7.65% due 06/15/35*....            525,000    599,812
              Republic of El Salvador
               Bonds
               8.25% due 04/10/32.....            360,000    434,700
              Republic of Greece
               Bonds
               5.25% due 05/18/12..... EUR        611,000    857,162
              Republic of Indonesia
               Notes
               8.50% due 10/12/35.....          1,300,000  1,590,607
              Republic of Panama
               Bonds
               6.70% due 01/26/36.....          1,460,000  1,515,480
              Republic of Peru
               Notes
               7.35% due 07/21/25.....          1,910,000  2,173,580
              Republic of Peru
               Bonds
               8.75% due 11/21/33.....            720,000    946,800
              Republic of Philippines
               Bonds
               7.75% due 01/14/31.....            580,000    653,950

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)



                                           Principal    Value
                  Security Description     Amount**    (Note 2)
                -----------------------------------------------
                FOREIGN GOVERNMENT AGENCIES (continued)
                Sovereign (continued)
                  Republic of Philippines
                   Notes
                   8.00% due 01/15/16..... $1,180,000 $1,328,975
                  Republic of Philippines
                   Notes
                   8.25% due 01/15/14.....  2,320,000  2,601,300
                  Republic of Philippines
                   Notes
                   8.88% due 03/17/15.....  1,210,000  1,417,212
                  Republic of Philippines
                   Senior Notes
                   9.50% due 02/02/30.....  2,410,000  3,199,275
                  Republic of Philippines
                   Bonds
                   9.88% due 01/15/19.....  1,020,000  1,314,525
                  Republic of Philippines
                   Notes
                   10.63% due 03/16/25....  1,000,000  1,417,500
                  Republic of Turkey
                   Bonds
                   7.00% due 09/26/16.....  2,100,000  2,136,750
                  Republic of Turkey
                   Notes
                   7.00% due 06/05/20.....  2,800,000  2,817,500
                  Republic of Turkey
                   Notes
                   7.25% due 03/15/15.....  3,330,000  3,454,875
                  Republic of Turkey
                   Notes
                   7.38% due 02/05/25.....  3,170,000  3,257,175
                  Republic of Turkey
                   Notes
                   8.00% due 02/14/34.....    820,000    892,775
                  Republic of Turkey
                   Notes
                   9.50% due 01/15/14.....  1,310,000  1,521,958
                  Republic of Uruguay
                   Bonds
                   7.50% due 03/15/15.....    750,000    810,000
                  Republic of Uruguay
                   Bonds
                   8.00% due 11/18/22.....  3,005,000  3,410,675
                  Republic of Uruguay
                   Notes
                   9.25% due 05/17/17.....    400,000    490,000
                  Republic of Venezuela
                   Bonds
                   5.75% due 02/26/16.....    810,000    761,805
                  Republic of Venezuela
                   Bonds
                   6.00% due 12/09/20.....  2,210,000  2,044,250
                  Republic of Venezuela
                   Bonds
                   7.00% due 12/01/18.....    700,000    712,600
                  Republic of Venezuela
                   Bonds
                   7.65% due 04/21/25.....  1,540,000  1,633,170


                                                  Principal     Value
              Security Description                Amount**     (Note 2)
      ------------------------------------------------------------------
      Sovereign (continued)
        Republic of Venezuela
         Notes
         8.50% due 10/08/14.................     $ 1,060,000 $  1,180,310
        Republic of Venezuela
         Bonds
         9.25% due 09/15/27.................         660,000      829,950
        Republic of Venezuela
         Bonds
         9.38% due 01/13/34.................         520,000      670,540
        Russian Federation
         Bonds
         7.50% due 03/31/30(9)..............      13,980,000   15,865,902
        Russian Federation
         Bonds
         7.50% due 03/31/30*(9).............         650,000      737,750
        Russian Federation
         Notes
         12.75% due 06/24/28................         500,000      907,300
        South Africa Government
         Bonds
         13.00% due 08/31/10................ ZAR   4,350,000      683,456
        Ukraine Soviet Socialist Republic
         Senior Notes
         6.58% due 11/21/16.................         600,000      608,820
        Ukrainian Soviet Socialist Republic
         Senior Bonds
         6.58% due 11/21/16*................       1,580,000    1,601,330
        Ukrainian Soviet Socialist Republic
         Notes
         7.65% due 06/11/13.................       1,270,000    1,376,045
        United Mexican States
         Notes
         5.63% due 01/15/17.................       1,620,000    1,632,960
        United Mexican States
         Notes
         6.63% due 03/03/15.................       1,520,000    1,641,600
        United Mexican States
         Notes
         7.50% due 04/08/33.................       1,885,000    2,243,150
        United Mexican States
         Bonds
         8.00% due 12/24/08................. MXN  18,300,000    1,675,279
        United Mexican States
         Bonds
         8.00% due 09/24/22.................       1,170,000    1,442,025
        United Mexican States
         Notes
         8.13% due 12/30/19.................       2,380,000    2,921,450
        United Mexican States
         Bonds
         8.30% due 08/15/31.................       1,530,000    1,971,405
                                                             ------------
      Total Foreign Government Agencies
       (cost $216,521,157)                                    223,787,848
                                                             ------------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)



                                                Principal     Value
                 Security Description           Amount**     (Note 2)
         --------------------------------------------------------------
         FOREIGN GOVERNMENT TREASURIES -- 2.5%
         Sovereign -- 2.5%
           Government of United Kingdom
            Bonds
            4.00% due 03/07/09...............    GBP660,000 $ 1,265,337
           Government of United Kingdom
            Bonds
            4.00% due 09/07/16............... GBP 3,280,000   6,126,645
           Government of United Kingdom
            Bonds
            4.25% due 03/07/11............... GBP 4,430,000   8,401,064
           Government of United Kingdom
            Bonds
            5.00% due 03/07/08............... GBP 1,115,000   2,185,046
                                                            -----------
         Total Foreign Government Treasuries
            (cost $17,743,746)...............                17,978,092
                                                            -----------
         U.S. GOVERNMENT AGENCIES -- 9.9%
         Federal Home Loan Bank -- 0.2%
           3.50% due 05/15/07................       600,000     598,711
           4.50% due 09/08/08................       600,000     596,483
                                                            -----------
                                                              1,195,194
                                                            -----------
         Federal Home Loan Mtg. Corp. -- 3.7%
           4.13% due 07/12/10................       300,000     293,857
           4.35% due 06/02/08................       600,000     595,661
           4.45% due 03/06/08................       600,000     596,646
           4.50% due 02/01/20................       219,997     213,019
           4.50% due 08/01/20................       425,042     411,560
           4.75% due 01/18/11................       310,000     309,146
           5.00% due 09/01/18................       513,808     508,015
           5.00% due 07/01/20................       829,187     818,093
           5.00% due 02/01/34................       475,040     460,306
           5.00% due 05/01/34................       297,284     287,852
           5.00% due 02/01/35................       685,496     663,747
           5.00% due 08/01/35................     2,701,918   2,613,903
           5.00% due 04/01/36................       582,341     563,371
           5.00% due 05/01/36................       115,724     111,842
           5.00% due 05/01/36................       290,766     281,013
           5.00% due 08/01/36................       489,131     472,724
           5.00% due 11/01/36................       609,059     588,629
           5.00% due 01/01/37................     1,096,661   1,059,876
           5.33% due 12/01/35(7).............       445,621     445,832
           5.46% due 03/01/36(7).............       300,000     299,555
           5.50% due 07/01/35................     2,605,394   2,580,722
           5.71% due 08/01/36(7).............     2,635,788   2,648,148
           5.81% due 01/01/37(7).............       196,858     198,052
           5.85% due 01/01/37(7).............       899,650     908,639
           6.00% due 07/01/35................       193,614     195,296
           6.00% due 06/01/36................     4,063,194   4,095,929
           6.20% due 09/01/36(7).............       846,223     859,558
           6.50% due 05/01/29................         8,143       8,394
           6.50% due 02/01/35................       655,751     671,843
           6.50% due April TBA...............     2,298,000   2,343,243
           6.88% due 09/15/10................     1,156,000   1,231,102
           7.00% due 06/01/29................        13,835      14,397
           8.50% due 05/01/08................         4,481       4,546


                                                 Principal    Value
                  Security Description           Amount**    (Note 2)
        ---------------------------------------------------------------
        Federal Home Loan Mtg. Corp. (continued)
          10.00% due 05/15/20(1)................ $   17,248 $    17,201
        Series 1103, Class N
         11.57% due 06/15/21(1)(15).............      9,974         107
                                                            -----------
                                                             27,371,824
                                                            -----------
        Federal National Mtg. Assoc. -- 6.0%
          4.47% due 02/01/34(7).................    507,010     500,213
          4.50% due 06/01/19....................    540,286     523,769
          4.66% due 10/01/35(7).................    250,000     247,151
          4.75% due 12/15/10....................    375,000     374,060
          4.88% due 01/01/35(7).................  1,000,000     999,941
          5.00% due 06/01/19....................    277,480     274,064
          5.00% due 04/01/21....................  3,617,671   3,567,788
          5.00% due 03/01/34....................    323,962     313,560
          5.00% due 11/01/34....................    579,381     560,777
          5.00% due 05/01/35....................  1,337,291   1,293,331
          5.00% due 01/01/37....................  2,993,174   2,891,562
          5.25% due 08/01/12....................    300,000     303,447
          5.50% due 06/01/19....................    363,636     365,017
          5.50% due 11/01/19....................  1,639,657   1,645,883
          5.50% due 08/01/20....................    365,008     366,024
          5.50% due 01/01/29....................      8,817       8,774
          5.50% due 06/01/29....................    168,441     167,508
          5.50% due 06/01/34....................    381,746     378,397
          5.50% due 02/01/35....................    583,878     578,367
          5.50% due 12/01/35....................    786,960     779,532
          5.50% due 02/01/36(7).................    385,906     388,469
          5.50% due 05/01/36....................  4,739,350   4,691,217
          5.50% due 11/01/36....................  1,776,166   1,757,642
          5.50% due 12/01/36....................  4,140,378   4,085,710
          5.50% due April TBA...................  5,457,000   5,399,019
          6.00% due 02/01/32....................    129,404     131,158
          6.00% due 05/01/34....................     21,812      22,032
          6.00% due 10/01/34....................  1,294,073   1,307,115
          6.00% due 04/01/35....................    724,352     731,653
          6.00% due 06/01/35....................    204,735     206,396
          6.00% due 11/01/36....................  2,596,131   2,605,650
          6.00% due April TBA...................  4,645,000   4,678,388
          6.50% due 04/01/34....................    296,662     304,096
          6.50% due 02/01/35....................     79,512      81,161
          6.50% due 07/01/36....................    784,208     799,991
          7.50% due 01/01/30....................     19,717      20,668
          7.50% due 09/01/30....................      3,460       3,621
          8.00% due 11/01/28....................     25,997      27,539
          8.80% due 01/25/19(1).................     42,523      45,699
          10.40% due 04/25/19(1)................      6,981       7,463
          13.00% due 11/01/15...................      6,717       7,453
                                                            -----------
                                                             43,441,305
                                                            -----------
        Government National Mtg. Assoc. -- 0.0%
          7.50% due 07/15/27....................     16,570      17,315
          7.50% due 10/15/27....................     66,573      69,566
                                                            -----------
                                                                 86,881
                                                            -----------
        Total U.S. Government Agencies
           (cost $71,963,064)...................             72,095,204
                                                            -----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)


                                                     Shares/
                                                    Principal    Value
                 Security Description               Amount**    (Note 2)
     --------------------------------------------------------------------
     U.S. GOVERNMENT TREASURIES -- 6.5%
     United States Treasury Bonds -- 1.1%
       6.25% due 08/15/23......................... $   166,000 $   190,576
       8.00% due 11/15/21.........................   6,000,000   7,929,372
                                                               -----------
                                                                 8,119,948
                                                               -----------
     United States Treasury Notes -- 5.4%
       3.63% due 01/15/10.........................     803,000     783,710
       3.88% due 05/15/10.........................     175,000     171,671
       3.88% due 09/15/10.........................       7,000       6,855
       4.00% due 08/31/07.........................   3,000,000   2,987,577
       4.00% due 09/30/07.........................  15,000,000  14,924,415
       4.00% due 02/15/...........................   6,701,000   6,424,061
       4.25% due 01/15/11.........................   2,000,000   1,980,234
       4.38% due 12/31/07.........................   1,400,000   1,393,547
       4.38% due 12/15/10.........................     101,000     100,479
       4.50% due 02/15/09.........................     240,000     239,363
       4.50% due 11/15/10.........................      70,000      69,945
       4.50% due 11/15/15.........................     270,000     267,247
       4.63% due 02/29/08.........................      63,000      62,828
       4.63% due 12/31/11.........................     500,000     501,660
       4.63% due 11/15/16.........................     410,000     408,799
       4.88% due 05/31/08.........................   3,500,000   3,501,642
       4.88% due 05/31/11.........................   4,000,000   4,049,688
       5.13% due 05/15/16.........................   1,579,000   1,632,599
                                                               -----------
                                                                39,506,320
                                                               -----------
     Total U.S. Government Treasuries
        (cost $47,538,887)........................              47,626,268
                                                               -----------
     COMMON STOCK -- 0.6%
     Casino Services -- 0.0%
       Shreveport Gaming Holdings, Inc.+(3)(4)(5).       2,441      56,199
                                                               -----------
     Cellular Telecom -- 0.4%
       iPCS, Inc.+(3)(5)..........................      60,413   2,959,633
                                                               -----------
     Medical-Outpatient/Home Medical -- 0.0%
       Critical Care Systems International,
        Inc.(3)(4)(5).............................       4,107      28,749
                                                               -----------
     Oil Companies-Exploration & Production -- 0.0%
       Transmeridian Exploration, Inc.+...........       5,359      15,327
                                                               -----------
     Oil-Field Services -- 0.2%
       Trico Marine Services, Inc.+...............      40,529   1,510,110
                                                               -----------
     Total Common Stock
        (cost $2,206,622).........................               4,570,018
                                                               -----------
     PREFERRED STOCK -- 0.8%
     Banks-Money Center -- 0.1%
       Santander Finance Preferred SA*
        5.88%(7)..................................      32,800     808,727
                                                               -----------
     Diversified Financial Services -- 0.1%
       General Electric Capital Corp.
        4.50%(9)..................................      16,000     383,360
                                                               -----------
     Finance-Mortgage Loan/Banker -- 0.0%
       Fannie Mae
        Series O, 7.00%(7)........................       1,080      57,434
                                                               -----------

                                                     Shares/
                                                    Principal    Value
                  Security Description              Amount**    (Note 2)
      -------------------------------------------------------------------
      Oil Companies-Exploration & Production -- 0.3%
        EXCO Resources, Inc.
         11.00%, Series A-2(4)(5)..................       153 $  1,530,000
        EXCO Resources, Inc. Convertible
         7.00%, Series A-1(4)(5)...................        37      370,000
        Transmeridian Exploration, Inc.
         15.00%(4).................................     3,255      302,715
                                                              ------------
                                                                 2,202,715
                                                              ------------
      Special Purpose Entity -- 0.1%
        Structured Repackaged Asset-Backed
         Trust Securities
         3.00%.....................................    29,200      686,200
                                                              ------------
      Telephone-Integrated -- 0.1%
        AT&T, Inc.
         6.38%.....................................    35,400      887,832
                                                              ------------
      Television -- 0.1%
        ION Media Networks, Inc.
         13.75%(10)................................        81      631,800
                                                              ------------
      Total Preferred Stock
         (cost $5,674,195).........................              5,658,068
                                                              ------------
      RIGHTS -- 0.0%
      Sovereign -- 0.0%
        United Mexican States,
         Series E
         Expires 06/30/07 VRR+(4)
         (cost $0)................................. 1,400,000       20,300
                                                              ------------
      WARRANTS -- 0.0%
      Oil Companies-Exploration & Production -- 0.0%
        Transmeridian Exploration, Inc.
         Expires 12/15/10 (strike price $4.31)+(4).    13,811        8,977
                                                              ------------
      Telecom Services -- 0.0%
        Leap Wireless International, Inc.
         Expires 04/15/10 (strike price
         $96.80)+*(3)(4)...........................       500            0
                                                              ------------
      Telephone-Integrated -- 0.0%
        GT Group Telecom, Inc.
         Expires 02/01/10 (strike price
         $0.00)+*(3)(4)............................       150            1
                                                              ------------
      Total Warrants
         (cost $46,436)............................                  8,978
                                                              ------------
      Total Long-Term Investment Securities
         (cost $658,720,543).......................            673,736,595
                                                              ------------
      SHORT-TERM INVESTMENT SECURITIES -- 1.0%
      Time Deposits -- 1.0%
        Euro Time Deposit with State Street Bank
         & Trust Co.
         2.80% due 04/02/07........................ 1,796,000    1,796,000
        Euro Time Deposit with State Street Bank
         & Trust Co.
         4.05% due 04/02/07........................ 5,301,000    5,301,000
                                                              ------------
                                                                 7,097,000
                                                              ------------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)



                                                Principal      Value
                 Security Description           Amount**      (Note 2)
        ----------------------------------------------------------------
        U.S. GOVERNMENT TREASURIES -- 0.7%
        United States Treasury Notes -- 0.7%
          United States Treasury Notes
           2.75% due 08/15/07................. $ 5,000,000  $  4,958,168
                                                            ------------
        Total Short-Term Investment Securities
           (cost $12,055,168).................                12,055,168
                                                            ------------
        REPURCHASE AGREEMENT -- 2.7%
          UBS Securities, LLC
           Joint Repurchase Agreement
           (cost $19,710,000)(18).............  19,710,000    19,710,000
                                                            ------------
        TOTAL INVESTMENTS
           (cost $690,485,711)(16)............       97.0 %  705,501,763
        Other assets less liabilities.........         3.0    21,874,623
                                               -----------  ------------
        NET ASSETS --                                100.0% $727,376,386
                                               ===========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At March 31, 2007, the aggregate value of these securities was $70,532,410 representing 9.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**   Denominated in United States dollars unless otherwise indicated.
VRR --Value Recovery Right
TBA --Securities purchased on a forward commitment basis with an approximate principal amount due and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
+    Non-income producing security
(1)  Collateralized Mortgaged Obligation
(2) Variable Rate Security -- the rate reflected is as of March 31, 2007, maturity date reflects the stated maturity date.
(3)  Illiquid security
(4)  Fair valued security; see Note 2
(5) To the extent permitted by the Statement of Additional Information, the Strategic Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2007, the Strategic Bond Fund held the following restricted securities:

                                                               Market     % of
                Acquisition Principal/ Acquisition   Market   Value per   Net
Name               Date       Shares      Cost       Value      Share    Assets
----            ----------- ---------- ----------- ---------- ---------- ------
Critical Care
 Systems
 International,
 Inc. Common
 Stock.........  7/20/2006    4,107    $   37,181  $   28,749 $     7.00  0.00%
EXCO
 Resources,
 Inc. 7.00%,
 Series A-1
 Preferred
 Stock.........  3/29/2007       37       370,000     370,000  10,000.00  0.05
EXCO
 Resources,
 Inc. 11.00%,
 Series A-2
 Preferred
 Stock.........  3/29/2007      153     1,530,000   1,530,000  10,000.00  0.21

                                                               Market
                                                               Value   % of
                 Acquisition Principal/ Acquisition   Market    per    Net
   Name             Date       Shares      Cost       Value    Share  Assets
   ----          ----------- ---------- ----------- ---------- ------ ------
   ICO North
    America,
    Inc. 7.50%
    due
    08/15/09....  8/11/2005    200,000   $200,000
                  4/19/2006     65,000     81,805
                             ---------   --------
                               265,000    281,805   $  270,300 $ 1.02  0.04%
   iPCS, Inc.
    Common
    Stock.......  7/28/2005      1,283          0
                  7/20/2004     59,130    916,515
                             ---------   --------
                                60,413    916,515    2,959,633  48.99  0.41
   Shreveport
    Gaming
    Holdings,
    Inc.
    Common
    Stock.......  7/29/2005      2,047     47,128
                  7/21/2005        394      9,073
                             ---------   --------
                                 2,441     56,201       56,199  23.02  0.01
   Southern
    Energy, Inc.
    7.90% due
    07/15/09....  1/25/2006  1,125,000          0
                   6/6/2006    425,000          0
                             ---------   --------
                             1,550,000          0            0   0.00  0.00
                                                    ----------         ----
                                                    $5,214,881         0.72%
                                                    ==========         ====

(6)  Bond in default
(7) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2007
(8)  Perpetual maturity -- maturity date reflects the next call date.
(9) "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(10) PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(11) Variable Rate Security -- the rate reflected is as of March 31, 2007, maturity date reflects next reset date.
(12) Company has filed Chapter 11 bankruptcy protection.
(13) Bond is in default and did not pay principal at maturity
(14) Company has filed Chapter 7 bankruptcy.
(15) Interest Only
(16) See Note 5 for cost of investments on a tax basis.
(17) Company emerged from bankruptcy subsequent to March 31, 2007.
(18) See Note 2 for details of Joint Repurchase Agreement.
AUD --Australian Dollar
BRL --Brazilian Real
CAD --Canadian Dollar
COP --Colombian Peso
DKK --Danish Krone
EUR --Euro Dollar
GBP --British Pound
JPY --Japanese Yen
MXN --Mexican Peso
NOK --Norwegian Krone
SEK --Swedish Krona
USD --United States Dollar
ZAR --South African Rand

Open Forward Foreign Currency Contracts

                                                         Gross
                Contract          In        Delivery   Unrealized
               to Deliver    Exchange For     Date    Depreciation
             -------------------
             JPY 622,855,573 NZD 7,353,233 04/02/2007   $(19,771)
                                                        ========

--------
JPY --Japanese Yen
NZD --New Zealand Dollar

See Notes to Financials Statements

        SunAmerica High Yield Bond Fund
        PORTFOLIO PROFILE -- March 31, 2007 -- (unaudited)

Industry Allocation*

                 Finance -- Auto Loans.................... 5.9%
                 Oil Companies -- Exploration & Production 5.7
                 Cellular Telecom......................... 5.5
                 Repurchase Agreements.................... 4.4
                 Pipelines................................ 4.0
                 Cable TV................................. 3.7
                 Special Purpose Entities................. 3.4
                 Independent Power Producers.............. 3.3
                 Chemicals -- Specialty................... 3.0
                 Medical -- Hospitals..................... 3.0
                 Casino Hotels............................ 2.8
                 Telecom Services......................... 2.6
                 Transport -- Air Freight................. 2.4
                 Airlines................................. 2.3
                 Electronic Components -- Semiconductors.. 1.9
                 Satellite Telecom........................ 1.9
                 Telephone -- Integrated.................. 1.8
                 Agricultural Chemicals................... 1.7
                 Television............................... 1.7
                 Auto -- Cars/Light Trucks................ 1.6
                 Medical -- Drugs......................... 1.5
                 Paper & Related Products................. 1.4
                 Theaters................................. 1.2
                 Containers -- Metal/Glass................ 1.1
                 Containers -- Paper/Plastic.............. 1.1
                 Metal -- Diversified..................... 1.1
                 Oil -- Field Services.................... 1.1
                 Building & Construction Products -- Misc. 1.0
                 Medical Products......................... 0.9
                 Non-Hazardous Waste Disposal............. 0.9
                 Computer Services........................ 0.8
                 Funeral Services & Related Items......... 0.8
                 Recycling................................ 0.8
                 Travel Services.......................... 0.8
                 Broadcast Services/Program............... 0.7
                 Electric -- Generation................... 0.7
                 Electric -- Integrated................... 0.7
                 Electronics -- Military.................. 0.7
                 Housewares............................... 0.7
                 Real Estate Investment Trusts............ 0.7
                 Applications Software.................... 0.6
                 Consumer Products -- Misc................ 0.6
                 Direct Marketing......................... 0.6
                 Rental Auto/Equipment.................... 0.6
                 Retail -- Drug Store..................... 0.6
                 Steel -- Producers....................... 0.6
                 Auto/Truck Parts & Equipment -- Original. 0.5
                 Chemicals -- Plastics.................... 0.5
                 Gambling (Non-Hotel)..................... 0.5
                 Medical -- HMO........................... 0.5
                 Printing -- Commercial................... 0.5
                 Storage/Warehousing...................... 0.5
                 Beverages -- Non-alcoholic............... 0.4
                 Coal..................................... 0.4
                 Diversified Manufactured Operations...... 0.4
                 Energy -- Alternate Sources.............. 0.4
                 Home Furnishings......................... 0.4
                 Machinery -- Farming..................... 0.4
                 Medical -- Nursing Homes................. 0.4
                 Transactional Software................... 0.4
                 Building & Construction -- Misc.......... 0.3
                 Building Products -- Wood................ 0.3

                   Diagnostic Kits.....................  0.3%
                   Publishing -- Periodicals...........  0.3
                   Diversified Financial Services......  0.3
                   Research & Development..............  0.3
                   Retail -- Petroleum Products........  0.3
                   Retail -- Restaurants...............  0.3
                   Transport -- Marine.................  0.3
                   Transport -- Services...............  0.3
                   Commercial Services.................  0.2
                   Computers -- Memory Devices.........  0.2
                   Electronic Components -- Misc.......  0.2
                   Food -- Meat Products...............  0.2
                   Food -- Misc........................  0.2
                   Golf................................  0.2
                   Hotels/Motels.......................  0.2
                   Insurance -- Property/Casualty......  0.2
                   Medical Information Systems.........  0.2
                   Medical -- Biomedical/Gene..........  0.2
                   Medical -- Generic Drugs............  0.2
                   Metal Processors & Fabrication......  0.2
                   Music...............................  0.2
                   Private Corrections.................  0.2
                   Retail -- Regional Department Stores  0.2
                   Specified Purpose Acquisitions......  0.2
                   Building Products -- Doors & Windows  0.1
                   Casino Services.....................  0.1
                   Consulting Services.................  0.1
                   Gas -- Distribution.................  0.1
                   Human Resources.....................  0.1
                   Insurance -- Life/Health............  0.1
                   Machinery -- General Industrial.....  0.1
                   Medical -- Outpatient/Home Medical..  0.1
                   Miscellaneous Manufacturing.........  0.1
                   Multimedia..........................  0.1
                   Oil & Gas Drilling..................  0.1
                   Publishing -- Newspapers............  0.1
                   Retail -- Major Department Stores...  0.1
                   Steel -- Specialty..................  0.1
                   Textile -- Products.................  0.1
                   Transport -- Rail...................  0.1
                   Wire & Cable Products...............  0.1
                                                        ----
                                                        99.0%
                                                        ====

Credit Quality+#

                               A.........   0.3%
                               BBB.......   0.3
                               BB........  25.8
                               B.........  43.4
                               CCC.......  21.2
                               BELOW C...   2.2
                               Not Rated@   6.8
                                          -----
                                          100.0%
                                          =====

--------
* Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating or, the rating is unavailable from the data source.
+ Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007



                                              Principal    Value
                  Security Description         Amount     (Note 2)
            -------------------------------------------------------
            CONVERTIBLE BONDS & NOTES -- 0.0%
            Telecom Services -- 0.0%
              ICO North America, Inc.
               Notes
               7.50% due 08/15/09(1)(2)(3)
               (cost $75,000)................ $   75,000 $   76,500
                                                         ----------
            CORPORATE BONDS & NOTES -- 76.9%
            Agricultural Chemicals -- 1.7%
              Mosaic Global Holdings, Inc.
               Debentures
               7.38% due 08/01/18............    600,000    597,000
              Terra Capital, Inc.
               Senior Notes
               7.00% due 02/01/17*...........  1,835,000  1,825,825
              The Mosaic Co.
               Senior Notes
               7.38% due 12/01/14*...........  2,425,000  2,528,062
              The Mosaic Co.
               Senior Notes
               7.63% due 12/01/16*...........  1,425,000  1,503,375
                                                         ----------
                                                          6,454,262
                                                         ----------
            Airlines -- 2.3%
              American Airlines, Inc.
               Pass Through Certs.
               Series 2001-1, Class A-2
               6.82% due 05/23/11............  5,525,000  5,649,312
              Continental Airlines, Inc.
               Pass Through Certs.
               Series 1991-1, Class C
               6.95% due 08/02/09............    461,731    459,423
              Continental Airlines, Inc.
               Pass Through Certs.
               Series 1999, Class 2
               7.73% due 03/15/11............    700,808    711,320
              Delta Air Lines, Inc.
               Pass Through Certs.
               Class A-2
               7.57% due 11/18/10(14)........    475,000    494,150
              Northwest Airlines, Inc.
               Pass Through Certs.
               Series 1A-1
               7.04% due 04/01/22(14)........  1,142,192  1,143,620
              United AirLines, Inc.
               Pass Through Certs.
               Series 2001-1, Class A-2
               6.20% due 09/01/08............    371,649    374,436
                                                         ----------
                                                          8,832,261
                                                         ----------
            Applications Software -- 0.6%
              SS&C Technologies, Inc.
               Company Guar. Notes
               11.75% due 12/01/13...........  2,050,000  2,290,875
                                                         ----------
            Auto-Cars/Light Trucks -- 1.6%
              Ford Motor Co.
               Debentures
               6.38% due 02/01/29............  3,905,000  2,782,313


                                                 Principal     Value
                   Security Description           Amount      (Note 2)
            ----------------------------------------------------------
            Auto-Cars/Light Trucks (continued)
              Ford Motor Co.
               Notes
               7.45% due 07/16/31..............  $  675,000  $  522,281
              General Motors Corp.
               Debentures
               8.25% due 07/15/23..............   2,865,000   2,578,500
              General Motors Corp.
               Debentures
               8.38% due 07/15/33..............     202,000     181,295
                                                             ----------
                                                              6,064,389
                                                             ----------
            Auto/Truck Parts & Equipment-Original -- 0.5%
              ArvinMeritor, Inc.
               Senior Notes
               8.13% due 09/15/15..............     200,000     198,500
              TRW Automotive, Inc.
               Company Guar. Notes
               7.00% due 03/15/14*.............     125,000     122,500
              TRW Automotive, Inc.
               Company Guar. Notes
               7.25% due 03/15/17*.............     925,000     906,500
              Visteon Corp.
               Senior Notes
               8.25% due 08/01/10..............     550,000     561,000
                                                             ----------
                                                              1,788,500
                                                             ----------
            Auto/Truck Parts & Equipment-Replacement -- 0.0%
              Exide Corp.
               Notes
               10.00% due 03/15/25+(1)(2).......  1,650,000           0
                                                             ----------
            Beverages-Non-alcoholic -- 0.2%
              Cott Beverages, Inc.
               Company Guar. Notes
               8.00% due 12/15/11...............    600,000     612,000
                                                             ----------
            Broadcast Services/Program -- 0.7%
              Fisher Communications, Inc.
               Senior Notes
               8.63% due 09/15/14...............  1,376,000   1,474,040
              Nexstar Finance, Inc.
               Senior Sub. Notes
               7.00% due 01/15/14...............    500,000     480,000
              Nexstar Finance, Inc.
               Senior Disc. Notes
               11.38% due 04/01/13(6)...........    700,000     677,250
                                                             ----------
                                                              2,631,290
                                                             ----------
            Building & Construction Products-Misc. -- 1.0%
              Associated Materials, Inc.
               Senior Sub. Notes
               9.75% due 04/15/12...............  1,375,000   1,430,000
              Dayton Superior Corp.
               Senior Sec. Notes
               10.75% due 09/15/08..............  1,299,000   1,331,475

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)



                                                  Principal    Value
                  Security Description             Amount     (Note 2)
        ---------------------------------------------------------------
        CORPORATE BONDS & NOTES (continued)
        Building & Construction Products-Misc. (continued)
          Interline Brands, Inc.
           Senior Sub. Notes
           8.13% due 06/15/14.................... $  925,000 $   955,062
                                                             -----------
                                                               3,716,537
                                                             -----------
        Building Products-Wood -- 0.3%
          Masonite Corp.
           Senior Sub. Notes
           11.00% due 04/06/15*..................  1,092,000   1,015,560
                                                             -----------
        Cable TV -- 3.7%
          Cablevision Systems Corp.
           Senior Notes
           8.00% due 04/15/12....................  1,800,000   1,827,000
          CCH I LLC
           Company Guar. Notes
           11.00% due 10/01/15...................  3,021,000   3,119,183
          CCH II LLC/CCH II Capital Corp.
           Senior Notes, Series B
           10.25% due 09/15/10...................  1,000,000   1,053,750
          CCH II LLC/CCH II Capital Corp.
           Senior Notes
           10.25% due 09/15/10...................    900,000     949,500
          CCH II LLC/CCH II Capital Corp.
           Company Guar.
           10.25% due 10/01/13...................  5,027,000   5,491,997
          CSC Holdings, Inc.
           Senior Notes
           7.63% due 04/01/11....................    360,000     369,000
          Insight Communications Co., Inc.
           Senior Disc. Notes
           12.25% due 02/15/11(6)................  1,165,000   1,217,425
                                                             -----------
                                                              14,027,855
                                                             -----------
        Casino Hotels -- 2.8%
          Eldorado Casino Corp. (Shreveport)
           Sec. Bonds
           10.00% due 08/01/12(2)(7).............  1,721,177   1,652,330
          Eldorado Resorts LLC
           Senior Notes
           9.00% due 04/15/14(1)(2)..............  2,675,000   2,675,000
          MGM Mirage, Inc.
           Senior Notes
           5.88% due 02/27/14....................  2,875,000   2,673,750
          Riviera Holdings Corp.
           Company Guar. Notes
           11.00% due 06/15/10...................    800,000     834,000
          Seminole Hard Rock Entertainment, Inc.
           Sec. Notes
           7.85% due 03/15/14*(8)................    400,000     408,000
          Station Casinos, Inc.
           Senior Sub. Notes
           6.88% due 03/01/16....................  1,625,000   1,488,906
          Turning Stone Resort Casino Enterprise
           Senior Notes
           9.13% due 12/15/10*...................    450,000     456,750


                                                  Principal    Value
                  Security Description             Amount     (Note 2)
        ---------------------------------------------------------------
        Casino Hotels (continued)
          Turning Stone Resort Casino Enterprise
           Senior Notes
           9.13% due 09/15/14*................... $  425,000 $   436,688
                                                             -----------
                                                              10,625,424
                                                             -----------
        Cellular Telecom -- 1.1%
          American Cellular Corp.
           Senior Notes
           10.00% due 08/01/11...................    280,000     296,450
          Centennial Communications Corp.
           Senior Notes
           10.00% due 01/01/13...................    834,000     899,677
          Centennial Communications Corp.
           Senior Notes
           11.11% due 01/01/13(8)................    825,000     868,313
          Rural Cellular Corp.
           Senior Sub. Notes
           9.75% due 01/15/10....................  2,085,000   2,147,550
                                                             -----------
                                                               4,211,990
                                                             -----------
        Chemicals-Specialty -- 2.3%
          Huntsman International LLC
           Company Guar. Notes
           7.88% due 11/15/14*...................  1,500,000   1,550,625
          JohnsonDiversey, Inc.
           Company Guar. Notes
           9.63% due 05/15/12....................    200,000     209,000
          MacDermid, Inc.
           Senior Notes
           9.50% due 04/15/17*...................    325,000     333,125
          Momentive Performance Materials, Inc.
           Senior Sub. Notes
           11.50% due 12/01/16*..................  2,725,000   2,793,125
          Nalco Co.
           Senior Notes
           7.75% due 11/15/11....................    325,000     333,125
          Nalco Co.
           Senior Sub. Notes
           8.88% due 11/15/13....................    465,000     494,062
          Rockwood Specialties Group, Inc.
           Sub. Notes
           7.50% due 11/15/14....................    925,000     938,875
          Rockwood Specialties Group, Inc.
           Senior Sub. Notes
           10.63% due 05/15/11...................    292,000     308,060
          Tronox Worldwide LLC
           Company Guar. Notes
           9.50% due 12/01/12....................  1,825,000   1,934,500
                                                             -----------
                                                               8,894,497
                                                             -----------
        Coal -- 0.4%
          Massey Energy Co.
           Senior Notes
           6.63% due 11/15/10....................  1,384,000   1,397,840
                                                             -----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)



                                                 Principal    Value
                  Security Description            Amount     (Note 2)
         ------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Commercial Services -- 0.2%
           DI Finance/DynCorp International
            Senior Sub. Notes
            9.50% due 02/15/13.................. $  573,000 $  610,245
                                                            ----------
         Computer Services -- 0.8%
           Compucom Systems, Inc.
            Senior Notes
            12.00% due 11/01/14*................    650,000    693,875
           Sungard Data Systems, Inc.
            Company Guar. Notes
            9.13% due 08/15/13..................  2,100,000  2,252,250
                                                            ----------
                                                             2,946,125
                                                            ----------
         Consulting Services -- 0.1%
           FTI Consulting, Inc.
            Company Guar. Notes
            7.63% due 06/15/13..................    425,000    440,938
                                                            ----------
         Consumer Products-Misc. -- 0.6%
           American Achievement Corp.
            Senior Sub. Notes
            8.25% due 04/01/12..................    407,000    415,140
           Jostens Holding Corp.
            Senior Disc. Notes
            10.25% due 12/01/13(6)..............  1,600,000  1,480,000
           Prestige Brands, Inc.
            Senior Sub. Notes
            9.25% due 04/15/12..................    250,000    258,750
           Visant Holding Corp.
            Senior Notes
            8.75% due 12/01/13..................    100,000    104,250
                                                            ----------
                                                             2,258,140
                                                            ----------
         Containers-Metal/Glass -- 1.1%
           Crown Cork & Seal Co., Inc.
            Debentures
            7.38% due 12/15/26..................     75,000     70,875
           Crown Cork & Seal Co., Inc.
            Debentures
            8.00% due 04/15/23..................  2,125,000  2,082,500
           Owens Brockway Glass Container, Inc.
            Company Guar. Notes
            8.25% due 05/15/13..................  1,580,000  1,647,150
           Owens Brockway Glass Container, Inc.
            Company Guar. Notes
            8.88% due 02/15/09..................    440,000    448,800
                                                            ----------
                                                             4,249,325
                                                            ----------
         Containers-Paper/Plastic -- 1.1%
           Jefferson Smurfit Corp.
            Senior Guar. Notes
            8.25% due 10/01/12..................    950,000    950,000
           Pliant Corp.
            Company Guar. Notes
            11.13% due 09/01/09.................  2,190,000  2,190,000


                                                       Principal    Value
                  Security Description                  Amount     (Note 2)
    -----------------------------------------------------------------------
    Containers-Paper/Plastic (continued)
      Smurfit-Stone Container Enterprises, Inc.
       Senior Notes
       8.00% due 03/15/17*............................ $1,100,000 $1,075,250
                                                                  ----------
                                                                   4,215,250
                                                                  ----------
    Diagnostic Kits -- 0.3%
      Inverness Medical Innovations, Inc.
       Senior Sub. Notes
       8.75% due 02/15/12.............................  1,189,000  1,239,532
                                                                  ----------
    Direct Marketing -- 0.6%
      Affinity Group, Inc.
       Senior Sub. Notes
       9.00% due 02/15/12.............................  2,100,000  2,157,750
                                                                  ----------
    Diversified Manufactured Operations -- 0.2%
      Indalex Holding Corp.
       Sec. Notes
       11.50% due 02/01/14............................    925,000    957,375
                                                                  ----------
    Electric-Generation -- 0.7%
      Edison Mission Energy
       Senior Notes
       7.75% due 06/15/16.............................    375,000    390,938
      Reliant Energy Mid-Atlantic Power Holdings, LLC
       Pass Through Certs.
       Series B
       9.24% due 07/02/17.............................    401,780    445,976
      The AES Corp.
       Sec. Notes
       8.75% due 05/15/13*............................  1,875,000  1,996,875
                                                                  ----------
                                                                   2,833,789
                                                                  ----------
    Electric-Integrated -- 0.7%
      Mirant Americas Generation LLC
       Senior Notes
       8.30% due 05/01/11.............................  1,725,000  1,768,125
      Mirant Americas Generation LLC
       Senior Notes
       8.50% due 10/01/21.............................    725,000    735,875
      Southern Energy, Inc.
       Notes
       7.90% due 07/15/09+(1)(2)(3)...................  3,525,000          0
                                                                  ----------
                                                                   2,504,000
                                                                  ----------
    Electronic Components-Semiconductors -- 1.5%
      Advanced Micro Devices, Inc.
       Senior Notes
       7.75% due 11/01/12.............................    804,000    813,045
      Amkor Technology, Inc.
       Senior Notes
       9.25% due 06/01/16.............................  1,780,000  1,855,650
      Freescale Semiconductor, Inc.
       Senior Notes
       9.13% due 12/15/14*............................  1,300,000  1,290,250
      Freescale Semiconductor, Inc.
       Senior Notes
       9.23% due 12/15/14*(8).........................    175,000    174,562

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)



                                                   Principal    Value
                 Security Description               Amount     (Note 2)
      ------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Electronic Components-Semiconductors (continued)
        Freescale Semiconductor, Inc.
         Senior Sub. Notes
         10.13% due 12/15/16*.................... $ 1,250,000 $ 1,253,125
        Spansion, Inc.
         Senior Notes
         11.25% due 01/15/16*....................     320,000     330,400
                                                              -----------
                                                                5,717,032
                                                              -----------
      Electronics-Military -- 0.7%
        L-3 Communications Corp.
         Company Guar. Senior Sec. Notes
         6.13% due 07/15/13......................   2,725,000   2,684,125
                                                              -----------
      Energy-Alternate Sources -- 0.4%
        Aventine Renewable Energy Holdings, Inc.
         Senior Notes
         10.00% due 04/01/17*....................     775,000     801,156
        VeraSun Energy Corp.
         Sec. Notes
         9.88% due 12/15/12......................     625,000     651,563
                                                              -----------
                                                                1,452,719
                                                              -----------
      Finance-Auto Loans -- 5.9%
        Ford Motor Credit Co.
         Notes
         7.38% due 10/28/09......................  13,625,000  13,599,957
        General Motors Acceptance Corp.
         Notes
         6.75% due 12/01/14......................   2,910,000   2,860,798
        General Motors Acceptance Corp.
         Notes
         6.88% due 09/15/11......................   2,475,000   2,477,398
        General Motors Acceptance Corp.
         Notes
         6.88% due 08/28/12......................     269,000     267,916
        General Motors Acceptance Corp.
         Notes
         7.56% due 12/01/14(8)...................   3,025,000   3,059,410
                                                              -----------
                                                               22,265,479
                                                              -----------
      Food-Misc. -- 0.2%
        Wornick Co.
         Sec. Notes
         10.88% due 07/15/11.....................     700,000     622,125
                                                              -----------
      Funeral Services & Related Items -- 0.8%
        Service Corp. International
         Senior Notes
         7.00% due 06/15/17......................   2,075,000   2,090,562
        Service Corp. International
         Senior Notes
         7.38% due 10/01/14......................     155,000     161,200
        Service Corp. International
         Senior Notes
         7.63% due 10/01/18......................     155,000     163,913


                                                   Principal    Value
                  Security Description              Amount     (Note 2)
      -------------------------------------------------------------------
      Funeral Services & Related Items (continued)
        Stewart Enterprises, Inc.
         Senior Notes
         6.25% due 02/15/13....................... $  850,000 $   824,500
                                                              -----------
                                                                3,240,175
                                                              -----------
      Gambling (Non-Hotel) -- 0.5%
        Greektown Holdings LLC
         Senior Notes
         10.75% due 12/01/13*.....................    975,000   1,043,250
        Waterford Gaming LLC
         Senior Notes
         8.63% due 09/15/12*......................    938,000     994,280
                                                              -----------
                                                                2,037,530
                                                              -----------
      Gas-Distribution -- 0.1%
        Colorado Interstate Gas Co.
         Senior Debentures
         6.85% due 06/15/37.......................    500,000     524,940
                                                              -----------
      Golf -- 0.2%
        True Temper Sports, Inc.
         Company Guar. Notes
         8.38% due 09/15/11.......................  1,000,000     890,000
                                                              -----------
      Home Furnishings -- 0.4%
        Simmons Co.
         Senior Disc. Notes
         10.00% due 12/15/14(6)...................  1,726,000   1,419,635
                                                              -----------
      Hotel/Motel -- 0.2%
        Gaylord Entertainment Co.
         Company Guar. Notes
         6.75% due 11/15/14.......................    775,000     754,656
                                                              -----------
      Human Resources -- 0.1%
        TeamHealth, Inc.
         Company Guar. Notes
         11.25% due 12/01/13......................    325,000     342,875
                                                              -----------
      Independent Power Producers -- 3.3%
        Calpine Corp.
         Sec. Notes
         8.75% due 07/15/13*(14)..................  7,085,000   7,545,525
        NRG Energy, Inc.
         Company Guar. Notes
         7.38% due 02/01/16.......................  3,700,000   3,801,750
        Orion Power Holdings, Inc.
         Senior Notes
         12.00% due 05/01/10......................    200,000     231,000
        Reliant Energy, Inc.
         Sec. Notes
         9.50% due 07/15/13.......................  1,002,000   1,090,927
                                                              -----------
                                                               12,669,202
                                                              -----------
      Insurance-Life/Health -- 0.1%
        Presidential Life Corp.
         Senior Notes
         7.88% due 02/15/09.......................    275,000     277,750
                                                              -----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)



                                                Principal    Value
                   Security Description          Amount     (Note 2)
           ----------------------------------------------------------
           CORPORATE BONDS & NOTES (continued)
           Insurance-Property/Casualty -- 0.2%
             Crum & Forster Holdings Corp.
              Senior Notes
              10.38% due 06/15/13.............. $  850,000 $  918,000
                                                           ----------
           Machinery-Farming -- 0.4%
             Case Corp.
              Notes
              7.25% due 01/15/16...............    900,000    940,500
             Case New Holland, Inc.
              Senior Notes
              6.00% due 06/01/09...............    500,000    500,000
                                                           ----------
                                                            1,440,500
                                                           ----------
           Machinery-General Industrial -- 0.1%
             Stewart & Stevenson LLC
              Senior Notes
              10.00% due 07/15/14*.............    250,000    261,875
                                                           ----------
           Medical Information Systems -- 0.3%
             Spheris, Inc.
              Senior Sub. Notes
              11.00% due 12/15/12..............    975,000    972,563
                                                           ----------
           Medical Instruments -- 0.0%
             Kyphon, Inc.
              Senior Notes
              1.25% due 02/01/14*..............    125,000    123,281
                                                           ----------
           Medical Products -- 0.9%
             CDRV Investors, Inc.
              Senior Disc. Notes
              9.63% due 01/01/15(6)............    875,000    752,500
             Encore Medical Finance LLC
              Senior Sub. Notes
              11.75% due 11/15/14*.............    950,000    973,750
             Universal Hospital Services, Inc.
              Senior Notes
              10.13% due 11/01/11..............  1,455,000  1,545,937
                                                           ----------
                                                            3,272,187
                                                           ----------
           Medical-Biomedical/Gene -- 0.2%
             Bio-Rad Laboratories, Inc.
              Senior Sub. Notes
              6.13% due 12/15/14...............    600,000    582,000
             Nektar Therapeutics
              Sub. Notes
              3.25% due 09/28/12...............    250,000    241,563
                                                           ----------
                                                              823,563
                                                           ----------
           Medical-Generic Drugs -- 0.2%
             Mylan Labs, Inc.
              Company Guar. Notes
              6.38% due 08/15/15...............    775,000    765,313
                                                           ----------
           Medical-HMO -- 0.5%
             Multiplan, Inc.
              Senior Sub. Notes
              10.38% due 04/15/16*.............  1,900,000  1,947,500
                                                           ----------


                                                 Principal    Value
                  Security Description            Amount     (Note 2)
         -------------------------------------------------------------
         Medical-Hospitals -- 3.0%
           Community Health Systems, Inc.
            Senior Sec. Notes
            6.50% due 12/15/12.................. $  988,000 $ 1,017,640
           HCA, Inc.
            Senior Notes
            6.25% due 02/15/13..................    900,000     817,875
           HCA, Inc.
            Senior Notes
            6.95% due 05/01/12..................    820,000     791,300
           HCA, Inc.
            Sec. Notes
            9.13% due 11/15/14*.................  1,325,000   1,416,094
           HCA, Inc.
            Sec. Notes
            9.25% due 11/15/16*.................  5,275,000   5,690,406
           HCA, Inc.
            Sec Notes
            9.63% due 11/15/16*.................  1,450,000   1,566,000
                                                            -----------
                                                             11,299,315
                                                            -----------
         Medical-Nursing Homes -- 0.4%
           Genesis HealthCare Corp.
            Senior Notes
            8.00% due 10/15/13..................    475,000     504,687
           Sun Healthcare Group, Inc.
            Sr Sub. Notes
            9.13% due 04/15/15*.................  1,175,000   1,204,375
                                                            -----------
                                                              1,709,062
                                                            -----------
         Metal Processors & Fabrication -- 0.2%
           Metals USA, Inc.
            Sec. Notes
            11.13% due 12/01/15.................    725,000     804,750
                                                            -----------
         Metal-Diversified -- 1.2%
           Freeport-McMoRan Copper & Gold, Inc.
            Senior Notes
            8.25% due 04/01/15..................  1,015,000   1,092,394
           Freeport-McMoRan Copper & Gold, Inc.
            Senior Notes
            8.38% due 04/01/17..................  3,045,000   3,292,406
                                                            -----------
                                                              4,384,800
                                                            -----------
         Miscellaneous Manufacturing -- 0.1%
           American Railcar Industries, Inc.
            Senior Notes
            7.50% due 03/01/14*.................    325,000     334,750
                                                            -----------
         Multimedia -- 0.1%
           Haights Cross Operating Co.
            Company Guar. Senior Notes
            11.75% due 08/15/11.................    475,000     499,938
                                                            -----------
         Non-Ferrous Metals -- 0.0%
           Renco Metals, Inc.
            Bonds
            11.50% due 07/01/03+(1)(2)(4)(11)...  2,150,000           0
                                                            -----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)



                                               Principal    Value
                  Security Description          Amount     (Note 2)
          -----------------------------------------------------------
          CORPORATE BONDS & NOTES (continued)
          Non-Hazardous Waste Disposal -- 0.9%
            Allied Waste North America, Inc.
             Company Guar.
             6.88% due 06/01/17............... $3,575,000 $ 3,583,937
                                                          -----------
          Oil & Gas Drilling -- 0.1%
            Pride International, Inc.
             Senior Notes
             7.38% due 07/15/14...............    350,000     358,750
                                                          -----------
          Oil Companies-Exploration & Production -- 3.7%
            Belden & Blake Corp.
             Company Guar. Sec. Notes
             8.75% due 07/15/12...............    450,000     460,125
            Brigham Exploration Co.
             Senior Notes
             9.63% due 05/01/14...............    775,000     782,750
            Brigham Exploration Co.
             Company Guar. Notes
             9.63% due 05/01/14*..............    225,000     223,875
            Chaparral Energy, Inc.
             Company Guar. Notes
             8.50% due 12/01/15...............    850,000     839,375
            Chesapeake Energy Corp.
             Senior Notes
             6.63% due 01/15/16...............  2,975,000   2,997,312
            El Paso Production Holding Co.
             Company Guar. Notes
             7.75% due 06/01/13...............  3,525,000   3,683,625
            Encore Acquisition Co.
             Senior Sub. Notes
             6.00% due 07/15/15...............    550,000     489,500
            Encore Acquisition Co.
             Senior Sub. Notes
             6.25% due 04/15/14...............    300,000     276,000
            Hilcorp Energy I LP
             Senior Notes
             7.75% due 11/01/15*..............  1,150,000   1,129,875
            Quicksilver Resources, Inc.
             Company Guar. Notes
             7.13% due 04/01/16...............    300,000     295,500
            Sabine Pass LNG LP
             Sec. Notes
             7.25% due 11/30/13*..............    400,000     403,000
            Sabine Pass LNG LP
             Sec. Notes
             7.50% due 11/30/16*..............  1,825,000   1,838,688
            Transmeridian Exploration, Inc.
             Company Guar. Notes
             12.00% due 12/15/10..............    650,000     615,875
                                                          -----------
                                                           14,035,500
                                                          -----------
          Oil-Field Services -- 0.3%
            Allis-Chalmers Energy, Inc.
             Company Guar. Notes
             9.00% due 01/15/14...............    465,000     468,487
            Hanover Compressor Co.
             Company Guar. Senior Sec. Notes
             8.63% due 12/15/10...............    275,000     288,750


                                             Principal    Value
                  Security Description        Amount     (Note 2)
            -------------------------------------------------------
            Oil-Field Services (continued)
              Oslo Seismic Services, Inc.
               1st Mtg. Bonds
               8.28% due 06/01/11........... $  550,465 $   563,734
                                                        -----------
                                                          1,320,971
                                                        -----------
            Paper & Related Products -- 0.9%
              Bowater, Inc.
               Notes
               6.50% due 06/15/13...........  1,325,000   1,195,812
              Caraustar Industries, Inc.
               Notes
               7.38% due 06/01/09...........  1,125,000   1,096,875
              Georgia-Pacific Corp.
               Company Guar. Notes
               7.00% due 01/15/15*..........    400,000     402,000
              Georgia-Pacific Corp.
               Company Guar. Notes
               7.13% due 01/15/17*..........    600,000     601,500
                                                        -----------
                                                          3,296,187
                                                        -----------
            Pipelines -- 4.0%
              Atlas Pipeline Partners LP
               Company Guar. Notes
               8.13% due 12/15/15...........  1,050,000   1,081,500
              Copano Energy LLC
               Senior Notes
               8.13% due 03/01/16...........  1,750,000   1,811,250
              Dynegy Holdings, Inc.
               Senior Notes
               8.75% due 02/15/12...........  1,250,000   1,328,125
              Dynegy-Roseton Danskammer
               Pass Through Certs.
               Series B
               7.67% due 11/08/16...........    975,000   1,033,500
              El Paso Natural Gas Co.
               Debentures
               8.63% due 01/15/22...........  1,775,000   2,154,163
              MarkWest Energy Partners LP
               Senior Notes
               6.88% due 11/01/14...........  1,125,000   1,091,250
              MarkWest Energy Partners LP
               Company Guar. Notes
               8.50% due 07/15/16...........    250,000     260,625
              NGC Corp Capital Trust
               Guar. Bonds
               8.32% due 06/01/27...........  2,300,000   2,208,000
              Tennessee Gas Pipeline Co.
               Debentures
               7.00% due 10/15/28...........  1,175,000   1,258,033
              The Williams Cos., Inc.
               Notes
               7.88% due 09/01/21...........  2,650,000   2,915,000
                                                        -----------
                                                         15,141,446
                                                        -----------
            Printing-Commercial -- 0.3%
              Valassis Communications, Inc.
               Senior Notes
               8.25% due 03/01/15*..........  1,000,000     982,500
                                                        -----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)



                                                  Principal    Value
                  Security Description             Amount     (Note 2)
         -------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Private Corrections -- 0.2%
           Corrections Corp. of America
            Company Guar. Notes
            6.25% due 03/15/13................... $  725,000 $  725,000
                                                             ----------
         Publishing-Newspapers -- 0.1%
           Medianews Group, Inc.
            Senior Sub. Notes
            6.88% due 10/01/13...................    620,000    564,200
                                                             ----------
         Publishing-Periodicals -- 0.3%
           The Reader's Digest Association, Inc.
            Senior Sub. Notes
            9.00% due 02/15/17*..................  1,075,000  1,034,688
                                                             ----------
         Real Estate Investment Trusts -- 0.7%
           National Health Investors, Inc.
            Notes
            7.30% due 07/16/07...................  1,120,000  1,121,291
           Omega Healthcare Investors, Inc.
            Senior Notes
            7.00% due 04/01/14...................    700,000    707,000
           Trustreet Properties, Inc.
            Senior Notes
            7.50% due 04/01/15...................    725,000    789,720
                                                             ----------
                                                              2,618,011
                                                             ----------
         Recycling -- 0.8%
           Aleris International, Inc.
            Senior Notes
            9.00% due 12/15/14*..................  1,450,000  1,529,750
           Aleris International, Inc.
            Senior Sub. Notes
            10.00% due 12/15/16*.................  1,375,000  1,443,750
                                                             ----------
                                                              2,973,500
                                                             ----------
         Rental Auto/Equipment -- 0.6%
           H&E Equipment Services, Inc.
            Company Guar. Notes
            8.38% due 07/15/16...................    775,000    823,438
           United Rentals North America, Inc.
            Senior Sub. Notes
            7.75% due 11/15/13...................  1,425,000  1,464,187
                                                             ----------
                                                              2,287,625
                                                             ----------
         Research & Development -- 0.3%
           Alion Science and Technology Corp.
            Senior Notes
            10.25% due 02/01/15*.................    950,000    978,500
                                                             ----------
         Retail-Drug Store -- 0.3%
           General Nutrition Centers, Inc.
            Senior Notes
            9.85% due 03/15/14*..................    450,000    441,000
           Rite Aid Corp.
            Sec. Notes
            8.13% due 05/01/10...................    750,000    770,625
                                                             ----------
                                                              1,211,625
                                                             ----------


                                                    Principal    Value
                  Security Description               Amount     (Note 2)
      ------------------------------------------------------------------
      Retail-Major Department Stores -- 0.1%
        Saks, Inc.
         Company Guar. Notes
         9.88% due 10/01/11........................ $  225,000 $  250,313
                                                               ----------
      Retail-Petroleum Products -- 0.3%
        Ferrellgas LP
         Senior Notes
         6.75% due 05/01/14........................  1,125,000  1,102,500
                                                               ----------
      Retail-Regional Department Stores -- 0.2%
        Neiman-Marcus Group, Inc.
         Company Guar. Notes
         9.00% due 10/15/15........................    700,000    766,500
                                                               ----------
      Retail-Restaurants -- 0.3%
        Dave & Buster's, Inc.
         Company Guar. Notes
         11.25% due 03/15/14.......................    750,000    765,000
        NPC International, Inc.
         Company Guar.
         9.50% due 05/01/14........................    550,000    569,250
                                                               ----------
                                                                1,334,250
                                                               ----------
      Rubber/Plastic Products -- 0.0%
        Venture Holdings Co. LLC
         Company Guar. Notes
         11.00% due 06/01/07+(2)(5)(12)............    550,000      2,200
                                                               ----------
      Soap & Cleaning Preparation -- 0.0%
        Johnsondiversey Holdings, Inc.
         Disc. Notes
         10.67% due 05/15/13(6)....................    125,000    129,063
                                                               ----------
      Special Purpose Entities -- 3.4%
        AAC Group Holding Corp.
         Senior Disc. Notes
         10.25% due 10/01/12(6)....................  1,200,000  1,077,000
        AMR HoldCo, Inc./EmCare HoldCo, Inc.
         Senior Sub. Notes
         10.00% due 02/15/15.......................    450,000    495,000
        Bluewater Finance, Ltd.
         Company Guar. Notes
         10.25% due 02/15/12.......................  1,125,000  1,172,813
        CCM Merger, Inc.
         Notes
         8.00% due 08/01/13*.......................    900,000    904,500
        Chukchansi Economic Development Authority
         Senior Notes
         8.88% due 11/15/12*(8)....................    500,000    512,500
        Consolidated Communications Holdings, Inc.
         Senior Notes
         9.75% due 04/01/12........................    810,000    857,588
        Hawker Beechcraft Acquisition Co. LLC/
         Hawker Beechcraft Notes Co.
         Senior Notes
         8.88% due 04/01/15*.......................    375,000    387,656

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)



                                                  Principal    Value
                 Security Description              Amount     (Note 2)
       ----------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Special Purpose Entities (continued)
         Hawker Beechcraft Acquisition Co. LLC/
          Hawker Beechcraft Notes Co.
          Sr. Sub. Notes
          9.75% due 04/01/17*.................... $  575,000 $   600,875
         Hellas Telecommunications Luxembourg II
          Sub. Notes
          11.12% due 01/15/15*(8)................  1,375,000   1,412,812
         Jostens IH Corp.
          Company Guar. Notes
          7.63% due 10/01/12.....................    700,000     712,250
         MedCath Holdings Corp.
          Senior Notes
          9.88% due 07/15/12.....................    646,000     699,295
         MXEnergy Holdings, Inc.
          Senior Notes
          12.90% due 08/01/11*(8)................  1,050,000     966,000
         PCA LLC/PCA Finance Corp.
          Senior Notes
          11.88% due 08/01/09+(2)(5).............  2,000,000     360,000
         PNA Intermediate Holding Corp.
          Senior Notes
          12.36% due 02/15/13*(8)................    300,000     307,500
         Seitel Acquisition Corp.
          Senior Notes
          9.75% due 02/15/14*....................    750,000     759,375
         Snoqualmie Entertainment Authority
          Notes
          9.13% due 02/01/15*....................  1,200,000   1,237,500
         Snoqualmie Entertainment Authority
          Senior Notes
          9.15% due 02/01/14*(8).................    150,000     152,625
         Southern Star Central Corp.
          Senior Notes
          6.75% due 03/01/16.....................    500,000     500,000
                                                             -----------
                                                              13,115,289
                                                             -----------
       Specified Purpose Acquisitions -- 0.2%
         ESI Tractebel Acquisition Corp.
          Company Guar. Bonds
          7.99% due 12/30/11.....................    691,000     706,082
                                                             -----------
       Steel-Producers -- 0.6%
         Chaparral Steel Co.
          Guar. Notes
          10.00% due 07/15/13....................    925,000   1,031,375
         Steel Dynamics, Inc.
          Senior Notes
          6.75% due 04/01/15*....................  1,200,000   1,201,500
                                                             -----------
                                                               2,232,875
                                                             -----------
       Steel-Specialty -- 0.1%
         Tube City IMS Corp.
          Senior Sub. Notes
          9.75% due 02/01/15*....................    450,000     468,000
                                                             -----------


                                              Principal    Value
                  Security Description         Amount     (Note 2)
             -----------------------------------------------------
             Storage/Warehousing -- 0.5%
               Mobile Mini, Inc.
                Senior Notes
                9.50% due 07/01/13........... $  847,000 $  906,290
               Mobile Services Group, Inc.
                Senior Notes
                9.75% due 08/01/14*..........    850,000    898,875
                                                         ----------
                                                          1,805,165
                                                         ----------
             Telecom Services -- 1.7%
               Cincinnati Bell Telephone Co.
                Company Guar. Notes
                7.18% due 12/15/23...........    375,000    377,813
               Cincinnati Bell Telephone Co.
                Company Guar. Notes
                7.20% due 11/29/23...........  1,525,000  1,479,250
               Mastec, Inc.
                Senior Notes
                7.63% due 02/01/17*..........    775,000    784,687
               Qwest Corp.
                Senior Notes
                7.50% due 10/01/14...........  3,675,000  3,877,125
                                                         ----------
                                                          6,518,875
                                                         ----------
             Telephone-Integrated -- 1.8%
               Cincinnati Bell, Inc.
                Senior Notes
                7.25% due 06/15/23...........    225,000    218,250
               Cincinnati Bell, Inc.
                Company Guar. Notes
                8.38% due 01/15/14...........  1,750,000  1,789,375
               Citizens Communications Co.
                Bonds
                7.13% due 03/15/19*..........  1,025,000  1,014,750
               Citizens Communications Co.
                Senior Notes
                9.00% due 08/15/31...........  2,356,000  2,579,820
               LCI International, Inc.
                Senior Notes
                7.25% due 06/15/07...........    425,000    426,062
               Level 3 Financing, Inc.
                Senior Notes
                8.75% due 02/15/17*..........    750,000    755,625
                                                         ----------
                                                          6,783,882
                                                         ----------
             Television -- 1.4%
               Allbritton Communications Co.
                Senior Sub. Notes
                7.75% due 12/15/12...........  1,525,000  1,563,125
               LIN Television Corp.
                Senior Sub. Notes
                6.50% due 05/15/13...........  1,525,000  1,492,594
               Paxson Communication Corp.
                Sec. Senior Notes
                11.61% due 01/15/13*(8)......    975,000  1,016,437

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)



                                                  Principal    Value
                  Security Description             Amount     (Note 2)
         -------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Television (continued)
           Young Broadcasting, Inc.
            Senior Sub. Notes
            8.75% due 01/15/14................... $  725,000 $  676,063
           Young Broadcasting, Inc.
            Company Guar. Notes
            10.00% due 03/01/11..................    600,000    591,000
                                                             ----------
                                                              5,339,219
                                                             ----------
         Textile-Products -- 0.1%
           Collins & Aikman Floorcoverings, Inc.
            Company Guar. Notes
            9.75% due 02/15/10...................    280,000    284,900
                                                             ----------
         Theaters -- 1.2%
           AMC Entertainment, Inc.
            Senior Sub. Notes
            8.00% due 03/01/14...................  2,750,000  2,798,125
           Cinemark, Inc.
            Senior Disc. Notes
            9.75% due 03/15/14(6)................  1,925,000  1,761,375
                                                             ----------
                                                              4,559,500
                                                             ----------
         Transactional Software -- 0.4%
           Open Solutions, Inc.
            Senior Sub. Notes
            9.75% due 02/01/15*..................  1,350,000  1,390,500
                                                             ----------
         Transport-Air Freight -- 2.4%
           Atlas Air, Inc.
            Pass Through Certs.
            Series 1991-1, Class B
            7.63% due 01/02/15...................  5,437,354  6,021,870
           Atlas Air, Inc.
            Pass Through Certs.
            Series 2000-1, Class A
            8.71% due 01/02/19*..................    845,713    884,827
           Atlas Air, Inc.
            Pass Through Certs.
            Series 2000-1, Class A
            8.71% due 01/02/19...................    258,268    270,213
           Atlas Air, Inc.
            Pass Through Certs.
            Series 1991-1, Class C
            8.77% due 01/02/11...................    574,341    557,111
           Atlas Air, Inc.
            Pass Through Certs.
            Series 2000-1, Class B
            9.06% due 07/02/17...................  1,301,358  1,522,589
                                                             ----------
                                                              9,256,610
                                                             ----------
         Transport-Services -- 0.3%
           PHI, Inc.
            Company Guar. Notes
            7.13% due 04/15/13...................  1,225,000  1,169,875
                                                             ----------
         Travel Services -- 0.5%
           TDS Investor Corp.
            Senior Notes
            9.88% due 09/01/14*..................  1,375,000  1,440,312


                                                  Principal     Value
                 Security Description              Amount      (Note 2)
      -------------------------------------------------------------------
      Travel Services (continued)
        TDS Investor Corp.
         Senior Notes
         9.99% due 09/01/14*(8).................. $  200,000 $    204,000
        TDS Investor Corp.
         Senior Sub. Notes
         11.88% due 09/01/16*....................    100,000      109,625
                                                             ------------
                                                                1,753,937
                                                             ------------
      Wire & Cable Products -- 0.1%
        Belden CDT, Inc.
         Sr. Sub. Notes
         7.00% due 03/15/17*.....................    525,000      535,512
                                                             ------------
      Total Corporate Bonds & Notes
         (cost $283,229,495).....................             292,048,876
                                                             ------------
      FOREIGN CORPORATE BONDS & NOTES -- 10.1%
      Building & Construction-Misc. -- 0.3%
        North American Energy Partners, Inc.
         Company Guar. Notes
         8.75% due 12/01/11......................  1,010,000    1,030,200
                                                             ------------
      Building Products-Doors & Windows -- 0.1%
        Masonite International Corp.
         Senior Sub. Notes
         11.00% due 04/06/15*....................    233,000      216,690
                                                             ------------
      Chemicals-Plastics -- 0.5%
        Montell Finance Co. BV
         Company Guar. Notes
         8.10% due 03/15/27*.....................  1,875,000    1,875,000
                                                             ------------
      Chemicals-Specialty -- 0.6%
        Rhodia SA
         Senior Notes
         8.88% due 06/01/11......................  2,273,000    2,369,602
                                                             ------------
      Computers-Memory Devices -- 0.2%
        Seagate Technology HDD Holdings
         Company Guar. Notes
         6.80% due 10/01/16......................    850,000      854,250
                                                             ------------
      Diversified Manufactured Operations -- 0.1%
        Bombardier, Inc.
         Senior Notes
         8.00% due 11/15/14*.....................    500,000      517,500
                                                             ------------
      Electronic Components-Misc. -- 0.2%
        NXP BV/NXP Funding LLC
         Senior Notes
         9.50% due 10/15/15*.....................    885,000      913,763
                                                             ------------
      Electronic Components-Semiconductors -- 0.3%
        Avago Technologies Finance, Ltd.
         Company Guar. Notes
         10.13% due 12/01/13.....................    925,000    1,001,312
        STATS ChipPAC, Ltd.
         Company Guar. Notes
         6.75% due 11/15/11......................    325,000      335,563
                                                             ------------
                                                                1,336,875
                                                             ------------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)



                                                     Principal    Value
                   Security Description               Amount     (Note 2)
      --------------------------------------------------------------------
      FOREIGN CORPORATE BONDS & NOTES (continued)
      Food-Meat Products -- 0.2%
        JBS SA
         Company Guar. Notes
         10.50% due 08/04/16*....................... $  625,000 $  710,938
                                                                ----------
      Housewares -- 0.8%
        Vitro SA de CV
         Senior Notes
         9.13% due 02/01/17*........................  2,800,000  2,870,000
                                                                ----------
      Independent Power Producer -- 0.0%
        AES Drax Energy, Ltd.
         Series B
         Sec. Notes
         11.50% due 08/30/10+(2)(5).................  4,460,000      4,460
                                                                ----------
      Medical-Drugs -- 1.5%
        Angiotech Pharmaceuticals, Inc.
         Company Guar.
         7.75% due 04/01/14.........................    700,000    645,750
        Angiotech Pharmaceuticals, Inc.
         Senior Notes
         9.11% due 12/01/13*(8).....................    850,000    868,063
        Elan Finance PLC
         Company Guar. Bonds
         7.75% due 11/15/11.........................  1,875,000  1,842,187
        Elan Finance PLC
         Senior Notes
         8.88% due 12/01/13*........................    825,000    838,406
        Elan Finance PLC
         Company Guar. Senior Notes
         9.36% due 11/15/11(8)......................  1,350,000  1,373,625
                                                                ----------
                                                                 5,568,031
                                                                ----------
      Metal Processors & Fabrication -- 0.0%
        International Utility Structures, Inc.
         Senior Sub. Notes
         10.75% due 02/01/08+(1)(2)(5)(13)..........  2,150,000     43,000
                                                                ----------
      Music -- 0.2%
        Corporacion Interamericana de
         Entetenimiento SA de CV
         Senior Notes
         8.88% due 06/14/15*........................    795,000    812,888
                                                                ----------
      Oil Companies-Exploration & Production -- 0.8%
        Compton Petroleum Finance Corp.
         Company Guar. Notes
         7.63% due 12/01/13.........................  1,400,000  1,368,500
        OPTI Canada, Inc.
         Company Guar. Notes
         8.25% due 12/15/14*........................    675,000    702,000
        Paramount Resources, Ltd.
         Senior Notes
         8.50% due 01/31/13.........................  1,025,000  1,022,437
                                                                ----------
                                                                 3,092,937
                                                                ----------


                                                   Principal    Value
                  Security Description              Amount     (Note 2)
        ---------------------------------------------------------------
        Paper & Related Products -- 0.6%
          Abitibi-Consolidated, Inc.
           Notes
           6.00% due 06/20/13..................... $  780,000 $  663,000
          Abitibi-Consolidated, Inc.
           Notes
           8.55% due 08/01/10.....................  1,000,000  1,012,500
          Abitibi-Consolidated, Inc.
           Debentures
           8.85% due 08/01/30.....................    490,000    436,100
                                                              ----------
                                                               2,111,600
                                                              ----------
        Printing-Commercial -- 0.2%
          Quebecor World Capital Corp.
           Senior Notes
           8.75% due 03/15/16*....................    775,000    784,688
                                                              ----------
        Retail-Drug Store -- 0.3%
          Jean Coutu Group (PJC), Inc.
           Senior Sub. Notes
           8.50% due 08/01/14.....................  1,025,000  1,112,125
                                                              ----------
        Satellite Telecom -- 1.9%
          Intelsat Bermuda, Ltd.
           Senior Notes
           8.87% due 01/15/15*(8).................  1,670,000  1,703,400
          Intelsat Bermuda, Ltd.
           Senior Notes
           11.25% due 06/15/16*...................  1,650,000  1,872,750
          Intelsat Intermediate Holding Co., Ltd.
           Company Guar. Notes
           9.25% due 02/01/15(6)..................  2,160,000  1,792,800
          Intelsat, Ltd.
           Senior Notes
           6.50% due 11/01/13.....................  1,975,000  1,742,937
                                                              ----------
                                                               7,111,887
                                                              ----------
        Telecom Services -- 0.9%
          Digicel Group, Ltd.
           Senior Notes
           8.88% due 01/15/15*....................    175,000    169,750
          Global Crossing UK Finance PLC
           Company Guar.
           10.75% due 12/15/14....................    575,000    623,875
          Telenet Group Holdings NV
           Disc. Notes
           11.50% due 06/15/14*(6)................  2,714,000  2,544,375
                                                              ----------
                                                               3,338,000
                                                              ----------
        Transport-Marine -- 0.3%
          Navios Maritime Holdings, Inc.
           Senior Notes
           9.50% due 12/15/14*....................    650,000    676,812
          Ultrapetrol Bahamas, Ltd.
           1st Mtg. Bonds
           9.00% due 11/24/14.....................    625,000    634,375
                                                              ----------
                                                               1,311,187
                                                              ----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)


                                                    Principal
                                                     Amount/     Value
                  Security Description               Shares     (Note 2)
      -------------------------------------------------------------------
      FOREIGN CORPORATE BONDS & NOTES (continued)
      Transport-Rail -- 0.1%
        Grupo Transportacion Ferroviaria
         Mexicana SA de CV
         Senior Notes
         9.38% due 05/01/12........................ $  325,000 $   349,374
                                                               -----------
      Total Foreign Corporate Bonds & Notes
         (cost $41,248,450)........................             38,334,995
                                                               -----------
      LOAN AGREEMENTS -- 1.0%
      Beverages-Non-alcoholic -- 0.2%
        Le-Natures, Inc.
         9.39% due 01/01/11(4)(5)..................  1,200,000     751,200
                                                               -----------
      Diversified Financial Services -- 0.3%
        Wind Acquisition Holdings Finance S.A.
         12.61% due 12/21/11.......................  1,200,000   1,231,750
                                                               -----------
      Oil Companies-Exploration & Production -- 0.2%
        Sandridge Energy, Inc.
         8.63% due 04/01/15(2).....................    600,000     610,500
                                                               -----------
      Travel Services -- 0.3%
        Travelport Holdings, Ltd...................  1,000,000     970,000
                                                               -----------
      Total Loan Agreements
         (cost $4,001,750).........................              3,563,450
                                                               -----------
      COMMON STOCK -- 5.4%
      Casino Services -- 0.1%
        Capital Gaming International, Inc.+(1)(2)..         77           0
        Shreveport Gaming Holdings, Inc.+(1)(2)(3).     14,150     325,776
                                                               -----------
                                                                   325,776
                                                               -----------
      Cellular Telecom -- 4.5%
        iPCS, Inc.+(2)(3)..........................    344,285  16,866,522
                                                               -----------
      Medical-Outpatient/Home Medical -- 0.1%
        Critical Care Systems International,
         Inc.+(1)(2)(3)............................     69,700     487,900
                                                               -----------
      Oil-Field Services -- 0.7%
        Trico Marine Services, Inc.+...............     74,859   2,789,246
                                                               -----------
      Total Common Stock
         (cost $7,461,978).........................             20,469,444
                                                               -----------
      PREFERRED STOCK -- 1.2%
      Oil Companies-Exploration & Production -- 1.0%
        EXCO Resources, Inc. Convertible
         7.00%, Series A-1(1)(3)...................         62     620,000
        EXCO Resources, Inc.
         11.00%, Series A-2(1)(3)..................        256   2,560,000
        Transmeridian Exploration, Inc. 15.00%.....      6,195     576,135
                                                               -----------
                                                                 3,756,135
                                                               -----------
      Television -- 0.2%
        ION Media Networks, Inc. 13.25%(7).........        129   1,045,200
                                                               -----------
      Total Preferred Stock
         (cost $4,935,366).........................              4,801,335
                                                               -----------
      WARRANTS -- 0.0%
      Oil Companies-Exploration & Production -- 0.0%
        Transmeridian Exploration, Inc.
         Expires 12/15/10
         (strike price $4.31)+(1)..................     44,885      29,175
                                                               -----------

                                                 Shares/
                                                Principal      Value
                Security Description             Amount       (Note 2)
       ----------------------------------------------------------------
       WARRANTS (continued)
       Telecom Services -- 0.0%
         KMC Telecom Holdings, Inc
          Expires 01/31/08
          (strike price $0.01)+(1)(2).........       3,650  $          0
         Leap Wireless International, Inc.
          Expires 04/15/10
          (strike price $96.80)+*(1)(2).......       2,250             0
                                                            ------------
                                                                       0
                                                            ------------
       Telephone-Integrated -- 0.0%
         GT Group Telecom, Inc.
          Expires 02/01/10
          (Strike Price $0.00)+*(1)(2)........       2,650            27
                                                            ------------
       Transport-Equipment & Leasing -- 0.0%
         Maxim Crane Works Holdings, Inc.
          Expires 01/20/10
          (Strike Price $30.05)+(1)(2)(3).....       1,587             0
         Maxim Crane Works Holdings, Inc.
          Expires 01/20/10
          (Strike Price $31.58)+(1)(2)(3).....       1,619             0
         Maxim Crane Works Holdings, Inc.
          Expires 01/20/10
          (Strike Price $33.04)+(1)(2)(3).....       1,182             0
                                                            ------------
                                                                       0
                                                            ------------
       Total Warrants
          (cost $1,436,220)...................                    29,202
                                                            ------------
       Total Long-Term Investment Securities
          (cost $342,388,259).................               359,323,802
                                                            ------------
       REPURCHASE AGREEMENT -- 4.4%
         UBS Securities, LLC Joint Repurchase
          Agreement
          (cost $16,603,000)(10).............. $16,603,000    16,603,000
                                                            ------------
       TOTAL INVESTMENTS
          (cost $358,991,259)(9)..............        99.0%  375,926,802
       Other assets less liabilities..........         1.0     3,884,394
                                               -----------  ------------
       NET ASSETS --                                 100.0% $379,811,196
                                               ===========  ============

--------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At March 31, 2007, the aggregate value of these securities was $91,628,883 representing 24.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)  Fair valued security; see Note 2
(2)  Illiquid security
(3) To the extent permitted by the Statement of Additional Information, the High Yield Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)

     held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2007, the High Yield Bond Fund held the following restricted securities:

                                                                Market
                                                                Value    % of
                 Acquisition Principal/ Acquisition   Market     per     Net
 Name               Date       Shares      Cost       Value     Share   Assets
 ----            ----------- ---------- ----------- ----------- ------- ------
 Critical Care
  Systems
  International,
  Inc.
  Common
  Stock.........  7/20/2006     11,842  $   92,960
                  7/20/2006     28,420     247,254
                  7/20/2006      7,105      64,300
                  7/20/2006     18,951     171,507
                  7/20/2006      3,382      30,607
                              --------  ----------
                                69,700     606,628  $   487,900 $     7  0.13%
 EXCO
  Resources,
  Inc.
  7.00%, Series
  A-1 Preferred
  Stock.........  3/29/2007         62     620,000      620,000  10,000  0.16%
 EXCO
  Resources,
  Inc.
  11.00%,
  Series A-2
  Preferred
  Stock.........  3/29/2007        256   2,560,000    2,560,000  10,000  0.67%
 ICO North
  America, Inc.
  7.50% due
  08/15/09......  8/11/2005   $ 75,000      75,000       76,500       1  0.02%
 iPCS, Inc.
  Common
  Stock.........  7/28/2005      7,313           0
                  7/20/2004    336,972   5,223,066
                              --------  ----------
                               344,285   5,223,066   16,866,522      49  4.44%
 Maxim Crane
  Works
  Holdings, Inc.
  Warrants
  (Strike Price
  $30.05).......  1/28/2005      1,587     432,280            0       0  0.00%
 Maxim Crane
  Works
  Holdings, Inc.
  Warrants
  (Strike Price
  $31.58).......  1/28/2005      1,619     441,126            0       0  0.00%
 Maxim Crane
  Works
  Holdings, Inc.
  Warrants
  (Strike Price
  $33.04).......  1/28/2005      1,182     322,058            0       0  0.00%

                                                                 Market
                                                                 Value   % of
                  Acquisition Principal/ Acquisition   Market     per    Net
  Name               Date       Shares      Cost       Value     Share  Assets
  ----            ----------- ---------- ----------- ----------- ------ ------
  Sandridge
   Energy, Inc.
   8.63% due
   04/01/15...... 03/07/2007  $  600,000  $600,000   $   610,500     1   0.16%
  Shreveport
   Gaming
   Holdings, Inc.
   Common
   Stock.........  7/29/2005      11,829   272,336
                   7/21/2005       2,321    53,448
                              ----------  --------
                                  14,150   325,784       325,775    23   0.09%
  Southern
   Energy, Inc.
   7.90% due
   07/15/09......  1/25/2006   3,525,000         0             0  0.00   0.00%
                                                     -----------         ----
                                                     $21,547,197         5.67%
                                                     ===========         ====

(4)  Company has filed Chapter 11 bankruptcy protection.
(5)  Security in default
(6) "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(7) PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(8) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2007.
(9)  See Note 5 for cost of investments on a tax basis
(10) See Note 2 for details of Joint Repurchase Agreement.
(11) Bond is in default and did not pay principal at maturity
(12) Company has filed for Chapter 7 bankruptcy protection.
(13) Company has filed bankruptcy in country of issuance.
(14) Company emerged from bankruptcy subsequent to March 31, 2007.
ADR --America Depository Receipt

See Notes to Financials Statements

        SunAmerica Tax Exempt Insured Fund
        PORTFOLIO PROFILE -- March 31, 2007 -- (unaudited)

Allocation by States*

                      Ohio......................... 22.5%
                      New York..................... 15.2
                      Massachusetts................ 12.6
                      New Jersey................... 10.5
                      Indiana......................  6.5
                      Connecticut..................  4.6
                      New Mexico...................  4.6
                      Texas........................  4.4
                      Michigan.....................  4.2
                      South Dakota.................  3.8
                      Illinois.....................  2.9
                      Alabama......................  2.7
                      South Carolina...............  2.7
                      Tennessee....................  1.2
                      California...................  0.2
                      Georgia......................  0.3
                      Registered Investment Company  0.1
                                                    ----
                                                    99.0%
                                                    ====

Credit Quality Allocation+#

                               AAA.......  87.6%
                               AA........   5.9
                               A.........   4.3
                               Not Rated@   2.2
                                          -----
                                          100.0%
                                          =====

--------
* Calculate as a percentage of net assets.
@ Represents debt issues that either have no rating or, the rating is unavailable from the data source.
+ Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica Tax Exempt Insured Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007



                                                       Principal    Value
                  Security Description                  Amount     (Note 2)
   ------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES -- 91.8%
   Alabama -- 2.7%
     Auburn University
      Series A
      5.00% due 06/01/32(1)........................... $1,500,000 $1,589,205
                                                                  ----------
   California -- 0.2%
     State of California
      5.50% due 04/01/28..............................    115,000    126,239
                                                                  ----------
   Connecticut -- 4.6%
     State of Connecticut,
      Refunded, Series B,
      5.00% due 06/01/14(1)...........................  2,500,000  2,705,900
                                                                  ----------
   Georgia -- 0.3%
     Georgia Municipal Electric Authority,
      Power Revenue, Series Y,
      6.40% due 01/01/09(1)...........................     60,000     62,808
     Georgia Municipal Electric Authority,
      Power Revenue, Series Y,
      6.40% due 01/01/13(1)...........................     85,000     93,759
                                                                  ----------
                                                                     156,567
                                                                  ----------
   Illinois -- 2.9%
     Chicago Metropolitan Water Reclamation District-
      Greater Chicago
      Series C
      5.25% due 12/01/33..............................  1,500,000  1,737,825
                                                                  ----------
   Indiana -- 6.5%
     Indiana Transportation Finance Authority
      Highway Revenue, Series A,
      5.25% due 06/01/26(1)...........................  3,500,000  3,829,035
                                                                  ----------
   Massachusetts -- 12.6%
     Massachusetts State Water Resources Authority,
      Revenue Bonds, Series A,
      5.00% due 08/01/24(1)...........................  3,910,000  4,133,026
     University Massachusetts Building Authority
      Project Revenue, Series 04-1,
      5.25% due 11/01/27(1)...........................  3,000,000  3,302,580
                                                                  ----------
                                                                   7,435,606
                                                                  ----------
   Michigan -- 4.2%
     Detroit Michigan Sewage Disposal
      Revenue
      4.19% due 07/01/32(1)(3)........................  2,500,000  2,500,000
                                                                  ----------
   New Jersey -- 10.5%
     Garden State New Jersey Preservation Trust
      Open Space And Farmland Preservation,
      Series A,
      5.80% due 11/01/17(1)...........................  2,500,000  2,857,000
     Tobacco Settlement Financing Corp.
      6.13% due 06/01/42(1)...........................  3,000,000  3,343,080
                                                                  ----------
                                                                   6,200,080
                                                                  ----------


                                                      Principal    Value
                  Security Description                 Amount     (Note 2)
    -----------------------------------------------------------------------
    New Mexico -- 4.6%
      New Mexico Finance Authority Transportation,
       Series A,
       5.25% due 06/15/21(1)......................... $2,500,000 $ 2,693,600
                                                                 -----------
    New York -- 12.0%
      City of Niagara Falls New York
       Unrefunded
       7.50% due 03/01/13(1).........................    410,000     490,065
      City of Niagara Falls New York
       Prerefunded
       7.50% due 03/01/13(1).........................     35,000      42,143
      City of Niagara Falls New York
       Unrefunded
       7.50% due 03/01/14(1).........................    510,000     622,990
      City of Niagara Falls New York
       Prerefunded
       7.50% due 03/01/14(1).........................     45,000      55,462
      New York State Environmental Facilities Corp.,
       Series A,
       4.75% due 06/15/31............................  2,000,000   2,072,280
      New York State Thruway Authority,
       Series G,
       5.25% due 01/01/27(1).........................  1,500,000   1,632,645
      Sales Tax Asset Receivables Corp.,
       Series A,
       5.25% due 10/15/27(1).........................  2,000,000   2,170,620
                                                                 -----------
                                                                   7,086,205
                                                                 -----------
    Ohio -- 22.5%
      Cincinnati, Ohio City School District
       Classroom Facilities,
       General Obligation,
       5.00% due 12/01/24(1).........................  3,000,000   3,231,840
      Cuyahoga County, Ohio Revenue,
       Series A,
       5.75% due 01/01/24............................  2,000,000   2,176,520
      Franklin County, Ohio Hospital Revenue,
       Series C,
       5.25% due 05/15/23............................  3,000,000   3,198,120
      Olentangy Local School District Ohio,
       Series A,
       5.25% due 12/01/27(1).........................  3,250,000   3,561,967
      Woodridge, Ohio, Woodmore Local School
       District,
       6.80% due 12/01/14(1).........................  1,000,000   1,124,880
                                                                 -----------
                                                                  13,293,327
                                                                 -----------
    South Dakota -- 3.8%
      South Dakota State Health & Educational
       Facilities Revenue,
       Refunding,
       6.25% due 07/01/10(1).........................  2,120,000   2,274,845
                                                                 -----------

        SunAmerica Tax Exempt Insured Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)



                                                  Shares/
                                                 Principal    Value
                  Security Description            Amount     (Note 2)
         --------------------------------------------------------------
         MUNICIPAL BONDS & NOTES (continued)
         Texas -- 4.4%
           Dallas Area Rapid Transit Revenue
            5.00% due 12/01/32(1).............. $2,500,000  $ 2,643,075
                                                            -----------
         Total Long-Term Investment Securities
            (cost $51,829,889).................              54,271,509
                                                            -----------
         SHORT-TERM INVESTMENT SECURITIES -- 7.2%
         New York -- 3.2%
           City of New York NY
            Series A7
            3.76% due 04/23/07(1)(2)...........    900,000      900,000
           Long Island Power Authority,
            Sub. Series 7-A,
            3.59% due 04/23/07(1)(2)...........  1,000,000    1,000,000
                                                            -----------
                                                              1,900,000
                                                            -----------
         South Carolina -- 2.7%
           Piedmont Municipal Power Agency,
            South Carolina, Electric Revenue,
            3.65% due 04/25/07(1)(2)...........    600,000      600,000
           Piedmont Municipal Power Agency,
            South Carolina, Electric Revenue,
            Sub. Series B-1,
            3.65% due 04/25/07(1)(2)...........  1,000,000    1,000,000
                                                            -----------
                                                              1,600,000
                                                            -----------
         Tennessee -- 1.2%
           Jackson Tennessee Energy Authority
            3.66% due 04/19/07(1)(2)...........    100,000      100,000
           Jackson Tennessee Energy Authority
            3.66% due 04/19/07(1)(2)...........    600,000      600,000
                                                            -----------
                                                                700,000
                                                            -----------
         Registered Investment Company -- 0.1%
           SSGA Tax Free Money Market Fund.....     29,589       29,589
                                                            -----------
         Total Short-Term Investment Securities
            (cost $4,229,589)..................               4,229,589
                                                            -----------
         TOTAL INVESTMENTS --
            (cost $56,059,478)@................       99.0%  58,501,098
         Other assets less liabilities.........        1.0      619,070
                                                ----------  -----------
         NET ASSETS --                              100.0 % $59,120,168
                                                ==========  ===========

--------
@  See note 5 for cost of investments on a tax basis.
(1)All or part of this security is insured by the Financial Security Assurance ("FSA"), Financial Guaranteed Insurance Corp. ("FGIC"), Municipal Bond Insurance Association ("MBIA"), or American Municipal Bond Assurance Corp. ("AMBAC"). The aggregate value is $49,160,525 or 83.2% of Net Assets.
(2)Variable rate security -- the rate reflected is as of March 31, 2007; maturity date reflects next reset date.
(3)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2007.

See Notes to Financial Statements

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2007

Note 1. Organization

   The Trust is an open-end diversified management investment company organized as a Massachusetts business trust (the "Trust"). It currently consists of five different series (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with distinct investment objectives and/or strategies. Each Fund is managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "AIG SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds: SunAmerica U.S. Government Securities Fund, SunAmerica GNMA Fund, SunAmerica Strategic Bond Fund, SunAmerica High Yield Bond Fund and SunAmerica Tax Exempt Insured Fund. The Funds are considered to be separate entities for financial and tax reporting purposes. On May 31, 2006, the SunAmerica Core Bond Fund, as a series of the Trust, was liquidated. The investment objectives and principal investment techniques for each of the Funds are as follows:

   U.S. Government Securities Fund seeks high current income consistent with relative safety of capital by the active trading of U.S. government securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's assets plus borrowing for investment purposes will be invested in such securities.

   GNMA Fund seeks current income, with capital appreciation as a secondary objective by the active trading of mortgage-backed securities of high credit quality issued or guaranteed by the Government National Mortgage Association
   (GNMA) without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's assets plus borrowing for investment purposes will be invested in such securities.

   Strategic Bond Fund seeks a high level of total return by the active trading of a broad range of bonds, including both investment grade and non-investment grade bonds (which may include "junk bonds"), U.S. Government and agency obligations, and mortgage-backed securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's assets plus borrowing for investment purposes will be invested in bonds.

   High Yield Bond Fund seeks a high level of total return by the active trading of below-investment grade U.S. and foreign junk bonds (rated below Baa by Moody's and below BBB by S&P) without regard to the maturities of such securities and bank debt. For purposes of this policy, bonds include fixed-income securities other than short-term commercial paper and preferred stock. Under normal market conditions, at least 80% of the Fund's assets plus borrowing for investment purposes will be invested in such securities.

   Tax Exempt Insured Fund seeks as high a level of current income exempt from federal income taxes as is consistent with preservation of capital by investing in tax-exempt municipal bonds that, in addition to having income exempt from federal income taxes, also are insured as to the scheduled payment of principal and interest for as long as such bonds are held by the Fund, without regard to the maturities of such securities. Under normal market conditions, at least 80% of Fund's assets plus any borrowing for investment purposes will be invested in such securities.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class B shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares of each Fund convert automatically to Class A shares on the first business day of the month following the eighth anniversary of the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class C shares are offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Certain Class C shares of particular Funds issued in connection

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2007 -- (continued)

   with particular reorganizations or mergers will convert automatically to Class A shares approximately ten years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Effective July 11, 2005, Class X shares of the GNMA Fund are no longer being offered for sale. Effective December 29, 2005, Class Z shares of the High Yield Fund are no longer being offered for sale.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions except as may otherwise be provided in the Trust's registration statement. Class A, Class B and Class C shares each makes distribution and account maintenance and service fee payments under the distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") except that Class B and Class C shares are subject to higher distribution fees. There are no distribution or service fee payments applicable to Class Z.

   Indemnifications: Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain the obligation to indemnify others. The Funds' maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

   Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

   Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

   Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Senior Secured Floating Rate Loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2007 -- (continued)


   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

   Securities for which market quotations are not readily available or where a development/significant event occurs that may significantly impact the value of the security, are fair valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of March 31, 2007, the following Funds held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

                           Percentage  Principal
Fund                        Interest    Amount
----                       ---------- -----------
U.S. Government Securities   18.28%   $41,132,000
GNMA......................    8.13     18,288,000
Strategic Bond............    8.76     19,710,000
High Yield Bond...........    7.38     16,603,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   UBS Securities LLC, dated March 31, 2007, bearing interest at a rate of 5.12% per annum, with a principal amount of $225,000,000 a repurchase price of $225,096,000, and a maturity date of April 2, 2007. The repurchase agreement is is collateralized by the following:

                                    Interest Maturity  Principal      Market
Type of Collateral                    Rate     Date     Amount        Value
------------------                  -------- -------- ------------ ------------
U.S. Treasury Inflation Index Notes   1.63%  01/15/15 $225,000,000 $229,500,000

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2007 -- (continued)


   Dividends from net investment income are accrued daily and paid monthly. Capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The Funds reserve the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of their net income (taxable and tax exempt) to their shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

   On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, Registered Investment Companies are not required to implement FIN 48 until their last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements, if any, has not yet been determined.

   In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of March 31, 2007, the Trust does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

   Investment Securities Loaned: During the year ended March 31, 2007, U.S. Government Securities Fund and GNMA Fund participated in securities lending with qualified brokers. In lending portfolio securities to brokers the Funds receive cash as collateral against the loaned securities, which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. The Funds may use the cash collateral received to invest in short-term investments which earn interest income or to cover bank overdrafts. Any interest earned from the investment of the collateral is recorded by the Funds net of the portion of interest that is rebated to the borrowing broker. If the amounts are used to cover bank overdrafts, the broker rebates incurred are reflected as interest expense on the Statement of Operations. During the period ended March 31, 2007, $7,687 and $45,198 of broker rebates were reclassified to interest expense for the U.S. Government Securities Fund and GNMA Fund, respectively. As with other extensions of credit, should the borrower of the securities fail financially, the Funds may bear the risk of delay in recovery or may be subject to replacing the loaned securities by purchasing them with the cash collateral held, which may be less than 100% of the market value of such securities at the time of replacement.

   At March 31, 2007, there were no loaned securities outstanding in the U.S. Government Securities Fund or the GNMA Fund.

   Forward Foreign Currency Contracts: Certain Funds may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On the settlement date, the Fund records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2007 -- (continued)

   to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

   Short Sales: Each Fund may engage in "short sales against the box." A short sale is against the box to the extent that the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, the High Yield Bond Fund ("Fund") may sell a security it does not own in anticipation of a decline in the market value of that security "short sales." To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform. At March 31, 2007, none of the Funds had short sales outstanding.

   Mortgage-Backed Dollar Rolls: Certain Funds may enter into dollar roll transactions using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Funds' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. During the period ended March 31, 2007 none of the Funds entered in dollar roll transactions.

   Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement.
   In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with AIG SunAmerica. Under the Agreement, AIG SunAmerica provides continuous supervision of a Fund's portfolio

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2007 -- (continued)

   and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, AIG SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds, who are employees of AIG SunAmerica and its affiliates.

   The Funds pay AIG SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                            Management
                                          Assets               Fees
                                --------------------------- ----------
U.S. Government Securities Fund           $0 - $200 million   0.650%
                                (greater than) $200 million   0.620
                                (greater than) $400 million   0.550
GNMA Fund......................            $0 - $25 million   0.550
                                 (greater than) $25 million   0.500
                                 (greater than) $50 million   0.450
Strategic Bond Fund............           $0 - $350 million   0.650
                                (greater than) $350 million   0.600
High Yield Bond Fund...........           $0 - $200 million   0.750
                                (greater than) $200 million   0.720
                                (greater than) $400 million   0.550
Tax Exempt Insured Fund........           $0 - $350 million   0.500
                                (greater than) $350 million   0.450

   The Strategic Bond Fund, High Yield Bond Fund and Tax Exempt Insured Fund are subadvised by AIG Global Investment Corp. ("AIGGIC") pursuant to a subadvisory agreement with AIG SunAmerica. AIGGIC is an indirect wholly-owned subsidiary of AIG and an affiliate of AIG SunAmerica. AIGGIC receives the following fees from AIG SunAmerica, based upon each Fund's average daily net assets:

                                        Sub-advisory Fees
                              -------------------------------------
                              Strategic Bond High Yield  Tax Exempt
Assets                             Fund      Bond Fund  Insured Fund
------                        -------------- ---------- ------------
$0 - $200 million............      0.35%        0.45%       0.25%
  (greater than) $200 million      0.25         0.35        0.22
  (greater than) $500 million      0.20         0.30        0.15

   AIG SunAmerica has contractually agreed to waive fees and/or reimburse expenses, if necessary, so that the total net expense ratios for the following classes do not exceed the amounts set forth below. The expense reimbursements and fee waivers will continue indefinitely, subject to termination by the Trustees, including a majority of the Disinterested Trustees.

Fund                                    Percentage
----                                    ----------
U.S. Government Securities Fund Class A    0.99%
U.S. Government Securities Fund Class B    1.64
U.S. Government Securities Fund Class C    1.64
GNMA Fund Class A......................    0.99
GNMA Fund Class B......................    1.64
GNMA Fund Class C......................    1.64
Strategic Bond Class A.................    1.40
Strategic Bond Class B.................    2.05
Strategic Bond Class C.................    2.05
High Yield Bond Class A................    1.36
High Yield Bond Class B................    2.01
High Yield Bond Class C................    2.01

   AIG SunAmerica is voluntarily waiving fees and/or reimbursing expenses, if necessary, so that the total net expense ratios for the following classes do not exceed the amounts set forth below. The voluntary fee waivers and/or expense reimbursements will continue indefinitely but may be terminated at any time at the option of AIG SunAmerica.

Fund                            Percentage
----                            ----------
Tax Exempt Insured Fund Class C    1.95%

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2007 -- (continued)


   For the year ended March 31, 2007, AIG SunAmerica has agreed to reimburse expenses as follows:

Fund                                Amount
----                               --------
U.S. Government Securities Class A $559,429
U.S. Government Securities Class B   72,674
U.S. Government Securities Class C   37,611
GNMA Class A......................  451,371
GNMA Class B......................  117,582
GNMA Class C......................   61,416
High Yield Bond Class A...........  177,537
High Yield Bond Class B...........   55,370
High Yield Bond Class C...........   80,335
Tax Exempt Insured Class C........    4,056

   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each Class in accordance with the provisions of Rule 12b-1 under the 1940 Act (each a "Plan" and collectively the "Plans"). Hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class C Plan." In adopting the Class A Plan, the Class B Plan and the Class C Plan, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   The Class A, Class B and Class C Plans, provide that the Trust, on behalf of the respective classes, shall pay the Distributor a distribution fee at an annual rate of up to 0.10%, 0.75% and 0.75%, of average daily net assets of such Fund's Class A, Class B and Class C shares respectively, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for, include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class A Plan, Class B Plan or Class C Plan may exceed the Distributor's distribution costs as described above. The Plans also provide that each class of shares of the Trust will also pay the Distributor an account maintenance and service fee at the annual rate of up to 0.25% of the aggregate average daily net assets of such class of shares to compensate the Distributor and securities firms for account maintenance activities. Accordingly, for the year ended March 31, 2007, SACS received fees (see the Statement of Operations) based upon the aforementioned rates.

   SACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A, Class B and Class C shares. SACS has advised the Funds that for the year ended March 31, 2007, the proceeds received from Class A sales (and paid out to affiliated and non-affiliated broker-dealers) and Class A, Class B and Class C redemptions were as follows:

                                                   Class A                            Class B        Class C
                           ------------------------------------------------------- -------------- --------------
                                                                      Contingent     Contingent     Contingent
                             Sales      Affiliated   Non-affiliated Deferred Sales Deferred Sales Deferred Sales
Fund                        Charges   Broker-dealers Broker-dealers    Charges        Charges        Charges
----                       ---------- -------------- -------------- -------------- -------------- --------------
U.S. Government Securities $  121,989    $  9,990       $ 90,771        $1,288        $ 63,849       $ 1,243
GNMA......................     91,347      28,278         47,210         4,796         230,339         3,138
Strategic Bond............  1,110,696     137,002        787,540         2,889         100,970        45,025
High Yield Bond...........  1,016,367      95,124        748,659         5,594         121,825        23,953
Tax Exempt Insured........     35,371      11,753         17,310            --          16,691           209

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2007 -- (continued)


   The Trust has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement permits the Funds to compensate SAFS for services rendered, based upon an annual rate of 0.22% of average daily net assets, which is approved annually by the Trustees. For the year ended March 31, 2007, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                                 Payable at
Fund                                  Expenses March 31, 2007
----                                  -------- --------------
US Government Securities Fund Class A $323,743    $28,115
US Government Securities Fund Class B   37,088      2,806
US Government Securities Fund Class C   19,095      1,831
GNMA Fund Class A....................  669,814     58,127
GNMA Fund Class B....................  144,606     10,853
GNMA Fund Class C....................   77,462      5,807
Strategic Bond Fund Class A..........  803,859     82,513
Strategic Bond Fund Class B..........  110,998     10,368
Strategic Bond Fund Class C..........  315,285     38,436
High Yield Bond Fund Class A.........  421,492     46,029
High Yield Bond Fund Class B.........  114,957      9,704
High Yield Bond Fund Class C.........  183,044     16,865
Tax Exempt Insured Fund Class A......  116,553      9,379
Tax Exempt Insured Fund Class B......   12,837        960
Tax Exempt Insured Fund Class C......    9,622        768

   At March 31, 2007, affiliate funds of the SunAmerica Focused Series, Inc. owned 10%, 53% and 35% of the outstanding Class A Shares of U.S. Government Securities Fund, GNMA Fund, and Strategic Bond Fund, respectively. At March 31, 2007, AIG SunAmerica owned 7% of the outstanding Class C shares of the Tax Exempt Insured Fund.

Note 4. Purchases and Sales of Investment Securities

   The aggregate cost of purchases and proceeds from sales and maturities of long-term investments during the year ended March 31, 2007 were as follows:

                                        U.S. Government                               High     Tax Exempt
                                          Securities        GNMA      Strategic    Yield Bond   Insured
                                             Fund           Fund      Bond Fund       Fund        Fund
                                        --------------- ------------ ------------ ------------ -----------
Purchases (excluding U.S. government
 securities)...........................  $         --   $         -- $837,118,313 $298,100,255 $45,884,492
Sales (excluding U.S. government
 securities)...........................            --             --  516,960,398  263,195,679  50,604,149
Purchases of U.S. government securities   376,359,525    673,391,602  205,648,006           --          --
Sales of U.S. government securities....   402,905,344    567,930,880  145,097,073           --          --

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2007 -- (continued)


Note 5. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, Fund mergers, treatment of defaulted securities, deferred directors compensation, amortization of premium/discount and derivative transactions.

                                    Distributable Earnings                   Tax Distributions
                              For the year ended March 31, 2007      For the year ended March 31, 2007
                           ---------------------------------------  ------------------------------------
                                         Long-term
                                       Gains/Capital   Unrealized
                            Ordinary       Loss       Appreciation   Ordinary     Long-term
Fund                         Income    CarryForward  (Depreciation)   Income    Capital Gains Tax Exempt
----                       ----------  ------------- -------------- ----------- ------------- ----------
U.S. Government Securities $  405,476  $(11,218,496)  $(2,060,965)  $ 7,185,444   $     --    $       --
GNMA......................    864,272    (4,166,987)   (2,662,397)   17,110,566         --            --
Strategic Bond............  1,153,693   (23,321,409)   13,789,453    26,453,510         --            --
High Yield Bond...........    585,040   (86,646,972)   16,787,099    21,478,406         --            --
Tax Exempt Insured........    133,027*      360,488     2,442,373            --    436,699     2,040,644

                                                                             Tax Distributions
                                                                     For the year ended March 31, 2006
                                                                    ------------------------------------
                                                                     Ordinary     Long-term
Fund                                                                  Income    Capital Gains Tax Exempt
----                                                                ----------- ------------- ----------
U.S. Government Securities......................................... $ 7,599,387   $     --    $       --
GNMA...............................................................  17,568,716    175,792            --
Strategic Bond.....................................................  10,239,110         --            --
High Yield Bond....................................................  21,693,351         --            --
Tax Exempt Insured.................................................          --    716,341     2,165,823

--------
 * Includes tax exempt distributable earnings of $29,773.

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                  U.S.
                                               Government                                              Tax Exempt
                                               Securities       GNMA        Strategic    High Yield     Insured
                                                  Fund          Fund        Bond Fund    Bond Fund        Fund
                                              ------------  ------------  ------------  ------------  -----------
Cost......................................... $199,069,462  $417,657,458  $691,808,607  $359,144,213  $56,058,725
                                              ============  ============  ============  ============  ===========
Appreciation.................................      457,607     2,136,267    18,353,961    27,210,739    2,495,421
Depreciation.................................   (2,518,572)   (4,798,665)   (4,660,805)  (10,428,150)     (53,048)
                                              ------------  ------------  ------------  ------------  -----------
Unrealized appreciation (depreciation) -- net $ (2,060,965) $ (2,662,398) $ 13,693,156  $ 16,782,589) $ 2,442,373
                                              ============  ============  ============  ============  ===========

   As of March 31, 2007, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                                     Capital Loss Carryforward
                           -----------------------------------------------------------------------------
Fund                          2008       2009       2010        2011     2012 2013    2014       2015
----                       ---------- ---------- ----------- ----------- ---- ---- ---------- ----------
U.S. Government Securities $7,263,249 $       -- $        -- $        -- $--  $--  $  271,576 $3,683,671
GNMA......................         --         --          --          --  --   --   1,498,599  2,668,388
Strategic Bond............  1,214,819  5,601,470   6,464,175  10,040,945  --   --          --         --
High Yield Bond...........         --  5,402,440  32,249,552  48,994,980  --   --          --         --

   Included in the capital loss carryforward amounts at March 31, 2007 are the amounts of losses acquired from the following acquired Funds as a result of the reorganizations of the North American Funds ("NA Funds") on November 7, 2001.

North American Strategic Income Fund $2,727,955

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2007 -- (continued)


   As a result of reorganizations into some of these portfolios during the period ended March 31, 2002, certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

   The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the year ended March 31, 2007:

                     Capital Loss
                     Carryforward
Fund                   Utilized
----                 ------------
Strategic Bond Fund.  $4,314,618
High Yield Bond Fund   3,520,928

   Under the current law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring the first day of the following year. For the fiscal year ended March 31, 2007, the Funds elected to defer capital losses as follows:

                             Deferred     Deferred
                           Post-October Post-October
Fund                       Capital Loss Currency Loss
----                       ------------ -------------
U.S. Government Securities   $115,204        $--
GNMA......................    368,974         --
Strategic Bond............    218,219         --
High Yield Bond...........         --         --
Tax Exempt Insured........         --         --

   For the period ended March 31, 2007, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net paydown adjustments, expiration of capital loss carry forward amounts and treatment of foreign currency to the components of net assets as follows:

                            Accumulated    Accumulated
                           Undistributed  Undistributed
                           Net Investment Net Realized   Capital
Fund                       Income (Loss)   Gain (Loss)   Paid-in
----                       -------------- ------------- ---------
U.S. Government Securities   $  356,143    $   641,693  $(997,836)
GNMA......................    1,111,679     (1,111,679)        --
Strategic Bond............     (277,500)       277,500         --
High Yield Bond...........      545,386       (545,386)        --
Tax Exempt Insured........         (293)           297         (4)

Note 6. Security Transactions with Affiliated Funds

   The Funds are permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common directors or trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the period ended March 31, 2007, the following Funds engaged in security transactions with affiliated funds:

                  Cost of    Proceeds   Realized
Fund             Purchases  from sales  Gain\Loss
----            ----------- ----------- ----------
Strategic Bond. $21,272,941 $        -- $       --
High Yield Bond          --  25,413,697  1,042,601

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2007 -- (continued)


Note 7. Capital Share Transactions

   Transactions in capital shares of each class of each series were as follows:

                                                          U.S. Government Securities Fund
                        ---------------------------------------------------------------------------------------------------
                                              Class A                                           Class B
                        --------------------------------------------------  -----------------------------------------------
                                 For the                   For the                 For the                  For the
                               year ended                year ended               year ended              year ended
                             March 31, 2007            March 31, 2006           March 31, 2007          March 31, 2006
                        ------------------------  ------------------------  ---------------------  ------------------------
                          Shares       Amount       Shares       Amount      Shares      Amount      Shares       Amount
                        ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
Shares sold(1)(2)(3)(4)  3,646,252  $ 33,613,249   3,833,993  $ 35,900,779   282,251  $ 2,588,038     308,662  $  2,907,116
Reinvested shares......    526,641     4,833,737     525,900     4,936,255    49,844      457,468      63,611       597,394
Shares redeemed(1)(3).. (4,206,287)  (38,554,728) (6,513,774)  (61,084,959) (842,993)  (7,715,872) (1,150,867)  (10,789,192)
                        ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
Net increase (decrease)    (33,394) $   (107,742) (2,153,881) $(20,247,925) (510,898) $(4,670,366)   (778,594) $ (7,284,682)
                        ==========  ============  ==========  ============  ========  ===========  ==========  ============

                                  U.S. Government Securities Fund
                        --------------------------------------------------
                                              Class C
                        --------------------------------------------------
                                 For the                   For the
                               year ended                year ended
                             March 31, 2007            March 31, 2006
                        ------------------------  ------------------------
                          Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  ------------
Shares sold............    496,953  $  4,562,238     290,146  $  2,736,476
Reinvested shares......     27,739       254,466      26,443       247,808
Shares redeemed(2)(4)..   (358,841)   (3,275,190)   (474,314)   (4,455,172)
                        ----------  ------------  ----------  ------------
Net increase (decrease)    165,851  $  1,541,514    (157,725) $ (1,470,888)
                        ==========  ============  ==========  ============

(1)For the year ended March 31, 2006, includes automatic conversion of 255,677 shares of Class B shares in the amount of $2,072,021 to 255,775 shares of Class A shares in the amount of $2,072,021.
(2)For the year ended March 31, 2006, includes automatic conversion of 11,098 shares of Class C shares in the amount of $103,548 to 11,086 shares of Class A shares in the amount of $103,548.
(3)For the year ended March 31, 2007, includes automatic conversion of 219,512 shares of Class B shares in the amount of $1,837,805 to 219,626 shares of Class A shares in the amount of $1,837,805.
(4)For the year ended March 31, 2007, includes automatic conversion of 14,969 shares of Class C shares in the amount of $136,518 to 14,953 shares of Class A shares in the amount of $136,518.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2007 -- (continued)

                                                                  GNMA Fund
                  --------------------------------------------------------------------------------------------------------
                                         Class A                                              Class B
                  ----------------------------------------------------  --------------------------------------------------
                            For the                    For the                   For the                   For the
                          year ended                 year ended                year ended                year ended
                        March 31, 2007             March 31, 2006            March 31, 2007            March 31, 2006
                  --------------------------  ------------------------  ------------------------  ------------------------
                     Shares        Amount       Shares       Amount       Shares       Amount       Shares       Amount
                  -----------  -------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares
 sold(1)(3)(5)(7)   5,070,934  $  55,936,052   3,679,546  $ 41,272,893     202,312  $  2,228,911     404,406  $  4,553,528
Reinvested
 shares..........   1,007,246     11,085,707   1,003,485    11,219,648     164,211     1,810,798     198,444     2,224,433
Shares
 redeemed(1)(5)..  (5,652,486)  (62,223,827)  (7,280,453)  (81,346,189) (2,138,731)  (23,557,708) (2,809,670)  (31,520,044)
                  -----------  -------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase
 (decrease)......     425,694  $   4,797,932  (2,597,422) $(28,853,648) (1,772,208) $(19,517,999) (2,206,820) $(24,742,083)
                  ===========  =============  ==========  ============  ==========  ============  ==========  ============

                                                     GNMA Fund
                  ------------------------------------------------------------------------------
                                         Class C                                 Class X
                  ----------------------------------------------------  ------------------------
                            For the                    For the                   For the
                          year ended                 year ended                year ended
                        March 31, 2007             March 31, 2006            March 31, 2006
                  --------------------------  ------------------------  ------------------------
                     Shares        Amount       Shares       Amount       Shares       Amount
                  -----------  -------------  ----------  ------------  ----------  ------------
Shares sold......     360,698  $   3,979,813     602,279  $  6,796,898       2,510  $     28,279
Reinvested
 shares..........      88,961        982,412     104,533     1,173,387         821         9,297
Shares
 redeemed(3)(7)..  (1,340,161)   (14,773,461) (1,952,806)  (21,948,681)    (93,618)   (1,057,899)
                  -----------  -------------  ----------  ------------  ----------  ------------
Net increase
 (decrease)......    (890,502) $  (9,811,236) (1,245,994) $(13,978,396)    (90,287) $ (1,020,323)
                  ===========  =============  ==========  ============  ==========  ============

                                                             Strategic Bond Fund
                  --------------------------------------------------------------------------------------------------------
                                         Class A                                              Class B
                  ----------------------------------------------------  --------------------------------------------------
                            For the                    For the                   For the                   For the
                          year ended                 year ended                year ended                year ended
                        March 31, 2007             March 31, 2006            March 31, 2007            March 31, 2006
                  --------------------------  ------------------------  ------------------------  ------------------------
                     Shares        Amount       Shares       Amount       Shares       Amount       Shares       Amount
                  -----------  -------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares
 sold(2)(4)(6)(8) 102,882,348  $ 365,610,133  37,513,168  $132,293,432   5,637,811  $ 20,072,310   5,688,635  $ 20,006,461
Reinvested
 shares..........   4,121,411     14,717,371   1,059,222     3,741,901     390,832     1,394,386     326,591     1,152,376
Shares
 redeemed(2)(6).. (29,208,072)  (104,210,772) (8,234,142)  (29,041,992) (3,782,125)  (13,433,833) (3,586,213)  (12,634,437)
                  -----------  -------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase
 (decrease)......  77,795,687  $ 276,116,732  30,338,248  $106,993,341   2,246,518  $  8,032,863   2,429,013  $  8,524,400
                  ===========  =============  ==========  ============  ==========  ============  ==========  ============

                                   Strategic Bond Fund
                  ----------------------------------------------------
                                         Class C
                  ----------------------------------------------------
                            For the                    For the
                          year ended                 year ended
                        March 31, 2007             March 31, 2006
                  --------------------------  ------------------------
                     Shares        Amount       Shares       Amount
                  -----------  -------------  ----------  ------------
Shares sold......  38,346,566  $ 137,670,076  20,236,121  $ 71,570,743
Reinvested
 shares..........     848,064      3,043,431     417,085     1,477,074
Shares
 redeemed(4)(8)..  (6,961,530)   (24,860,837) (3,618,681)  (12,799,109)
                  -----------  -------------  ----------  ------------
Net increase
 (decrease)......  32,233,100  $ 115,852,670  17,034,525  $ 60,248,708
                  ===========  =============  ==========  ============

(1)For the year ended March 31, 2006, includes automatic conversion of 312,753 shares of Class B shares in the amount of $3,254,695 to 313,548 shares of Class A shares in the amount of $3,254,695.
(2)For the year ended March 31, 2006, includes automatic conversion of 853,201 shares of Class B shares in the amount of $2,990,264 to 853,082 shares of Class A shares in the amount of $2,990,264.
(3)For the year ended March 31, 2006, includes automatic conversion of 115 shares of Class C shares in the amount of $1,284 to 115 shares of Class A shares in the amount of $1,284.
(4)For the year ended March 31, 2006, includes automatic conversion of 1,485 shares of Class C shares in the amount of $5,269 to 1,489 shares of Class A shares in the amount of $5,269.
(5)For the year ended March 31, 2007, includes automatic conversion of 305,255 shares of Class B shares in the amount of $3,280,252 to 306,071 shares of Class A shares in the amount of $3,280,252.
(6)For the year ended March 31, 2007, includes automatic conversion of 1,075,478 shares of Class B shares in the amount of $3,665,333 to 1,075,184 shares of Class A shares in the amount of $3,665,333.
(7)For the year ended March 31, 2007, includes automatic conversion of 6,088 shares of Class C shares in the amount of $66,265 to 6,110 shares of Class A shares in the amount of $66,265.
(8)Includes automatic conversion of $1,181 shares of Class C shares in the amount of $4,180 to 1,185 shares of Class A shares in the amount of $4,180.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2007 -- (continued)


                                                              High Yield Bond Fund
                  -----------------------------------------------------------------------------------------------------------
                                          Class A                                               Class B
                  ------------------------------------------------------  ---------------------------------------------------
                            For the                     For the                    For the                    For the
                          year ended                  year ended                  year ended                year ended
                        March 31, 2007              March 31, 2006              March 31, 2007            March 31, 2006
                  --------------------------  --------------------------  -------------------------  ------------------------
                     Shares        Amount        Shares        Amount        Shares       Amount       Shares       Amount
                  -----------  -------------  -----------  -------------  -----------  ------------  ----------  ------------
Shares
 sold(1)(4)......  38,615,170  $ 182,039,488   60,157,451  $ 269,492,069    2,939,699  $ 13,768,068   2,657,600  $ 12,034,094
Reinvested
 shares..........   1,677,533      7,908,201    1,245,496      5,639,708      333,914     1,571,933     363,347     1,644,185
Shares
 redeemed(1)(4).. (36,217,526)  (168,508,994) (37,827,675)  (171,886,729)  (3,870,265)  (18,168,508) (5,617,900)  (25,321,387)
                  -----------  -------------  -----------  -------------  -----------  ------------  ----------  ------------
Net increase
 (decrease)......   4,075,177  $  21,438,695   23,575,272  $ 103,245,048     (596,652) $ (2,828,507) (2,596,953) $(11,643,108)
                  ===========  =============  ===========  =============  ===========  ============  ==========  ============

                                                 High Yield Bond Fund
                  ---------------------------------------------------------------------------------
                                          Class C                                  Class Z
                  ------------------------------------------------------  -------------------------
                            For the                     For the                    For the
                          year ended                  year ended                  year ended
                        March 31, 2007              March 31, 2006              March 31, 2006
                  --------------------------  --------------------------  -------------------------
                     Shares        Amount        Shares        Amount        Shares       Amount
                  -----------  -------------  -----------  -------------  -----------  ------------
Shares sold......   8,874,645  $  41,729,495    9,135,786  $  41,520,484           --  $     (1,745)
Reinvested
 shares..........     542,788      2,569,206      456,958      2,077,622      380,489     1,688,457
Shares
 redeemed........  (6,505,750)   (30,858,084)  (9,102,263)   (41,384,506) (20,406,473)  (90,194,761)
                  -----------  -------------  -----------  -------------  -----------  ------------
Net increase
 (decrease)......   2,911,683  $  13,440,617      490,481  $   2,213,600  (20,025,984) $(88,508,049)
                  ===========  =============  ===========  =============  ===========  ============

                                                            Tax Exempt Insured Fund
                  -----------------------------------------------------------------------------------------------------------
                                          Class A                                               Class B
                  ------------------------------------------------------  ---------------------------------------------------
                            For the                     For the                    For the                    For the
                          year ended                  year ended                  year ended                year ended
                        March 31, 2007              March 31, 2006              March 31, 2007            March 31, 2006
                  --------------------------  --------------------------  -------------------------  ------------------------
                     Shares        Amount        Shares        Amount        Shares       Amount       Shares       Amount
                  -----------  -------------  -----------  -------------  -----------  ------------  ----------  ------------
Shares
 sold(2)(3)(5)(6)     181,928  $   2,305,652      238,472  $   3,042,167       26,325  $    335,141      27,050  $    345,577
Reinvested
 shares..........     104,191      1,320,929      120,617      1,542,466        8,813       111,816      12,879       164,760
Shares
 redeemed(2)(5)..    (846,556)   (10,699,293)    (686,079)    (8,829,065)    (163,672)   (2,069,946)   (210,933)   (2,709,988)
                  -----------  -------------  -----------  -------------  -----------  ------------  ----------  ------------
Net increase
 (decrease)......    (560,437) $  (7,072,712)    (326,990) $  (4,244,432)    (128,534) $ (1,622,989)   (171,004) $ (2,199,651)
                  ===========  =============  ===========  =============  ===========  ============  ==========  ============

                                  Tax Exempt Insured Fund
                  ------------------------------------------------------
                                          Class C
                  ------------------------------------------------------
                            For the                     For the
                          year ended                  year ended
                        March 31, 2007              March 31, 2006
                  --------------------------  --------------------------
                     Shares        Amount        Shares        Amount
                  -----------  -------------  -----------  -------------
Shares sold......      51,686  $     654,807       63,887  $     822,552
Reinvested
 shares..........       6,918         87,817        8,147        104,235
Shares
 redeemed(3)(6)..    (100,404)    (1,273,870)    (159,889)    (2,047,423)
                  -----------  -------------  -----------  -------------
Net increase
 (decrease)......     (41,800) $    (531,246)     (87,855) $  (1,120,636)
                  ===========  =============  ===========  =============

(1)For the year ended March 31, 2006, includes automatic conversion of 1,641,545 shares of Class B shares in the amount of $6,887,072 to 1,643,704 shares of Class A shares in the amount of $6,887,072.
(2)For the year ended March 31, 2006, includes automatic conversion of 58,150 shares of Class B shares in the amount of $713,143 to 58,187 shares of Class A shares in the amount of $713,143.
(3)For the year ended March 31, 2006, includes automatic conversion of 40,574 shares of Class C shares in the amount of $514,904 to 40,574 shares of Class A shares in the amount of $514,904.
(4)For the year ended March 31, 2007, includes automatic conversion of 1,213,503 shares of Class B shares in the amount of $5,313,435 to 1,215,237 shares of Class A shares in the amount of $5,313,435.
(5)For the year ended March 31, 2007, includes automatic conversion of 71,186 shares of Class B shares in the amount of $494,110 to 71,233 shares of Class A shares in the amount of $494,110.
(6)For the year ended March 31, 2007, includes automatic conversion of 751 shares of Class C shares in the amount of $9,445 to 751 shares of Class A shares in the amount of $9,445.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2007 -- (continued)


Note 8. Lines of Credit

   The AIG SunAmerica Family of Mutual Funds has established $75 million committed and $50 million uncommitted lines of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the $75 million committed line of credit, which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the Fund's cash shortfall exceeds $100,000. For the year ended March 31, 2007, the following Funds had borrowings:

                                                 Average   Weighted
                              Days     Interest    Debt    Average
Fund                       Outstanding Charges   Utilized  Interest
----                       ----------- -------- ---------- --------
U.S. Government Securities     17      $ 4,332  $1,592,173   5.74%
GNMA......................     28        5,641   1,254,787   5.78
Strategic Bond............      8        6,944   5,434,080   5.77
High Yield Bond...........     61       75,783   7,996,708   5.62

   At March 31, 2007, there were no borrowings outstanding.

Note 9. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by AIG SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended March 31, 2007 none of the Funds participated in this program.

Note 10. Trustees Retirement Plan


   The Trustees have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended December 9, 2006 for the unaffiliated Trustees. The Retirement Plan provides generally that an unaffiliated Trustee may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting AIG SunAmerica mutual funds (the "Adopting Fund"), or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon
   (i) his or her death or disability while a Trustee or (ii) the termination or his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

   As of each of the first ten birthdays after becoming a Participant and on which he or she is both a Trustee and a Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding clause during prior years is added to each Eligible Trustee's Account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2007 -- (continued)


   The following amounts of the Retirement Plan liabilities are included in the Trustees fees and expenses line on the Statement of Assets and Liabilities and the amount for the Retirement Plan expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                           Retirement Plan Retirement Plan Retirement Plan
                              Liability        Expense        Payments
                           --------------- --------------- ---------------
Fund                                    As of March 31, 2007
----                       -----------------------------------------------
U.S. Government Securities     $90,403         $2,638          $9,348
GNMA......................      52,427          6,219           2,596
Strategic Bond............      27,601          4,962           2,218
High Yield Bond...........      47,765          4,611           3,495
Tax Exempt Insured........      28,211            956           2,639

Note 11. Other Information

   On February 9, 2006, AIG, the parent company and an affiliated person of AIG SunAmerica, SACS and AIGGIC, announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated
   Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Funds.

   AIG, without admitting or denying the allegations in the complaint except as to jurisdiction, consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to
   Section 9(a) of the "1940 Act". Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Funds. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

   Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

   As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG made payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

   Subject to receipt of permanent relief, AIG SunAmerica, SACS and AIGGIC believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Funds.

        SunAmerica Income Funds
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of SunAmerica Income Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the five funds constituting SunAmerica Income Funds (the "Funds") at March 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas
May 24, 2007

        SunAmerica Income Funds
        TRUSTEE AND OFFICER INFORMATION -- March 31, 2007

The following table contains basic information regarding the Trustees and Officers that oversee operations of the Funds and other investment companies within the Fund complex.

                                                                  Number of
                        Position     Term of       Principal       Funds in
        Name,          Held With    Office and    Occupations    Fund Complex Other Directorships
     Address and       SunAmerica   Length of    During Past 5   Overseen by        Held by
    Date of Birth*      Complex   Time Served(4)     Years        Trustee(1)      Trustee(2)
---------------------- ---------- -------------- --------------  ------------ -------------------

Disinterested Trustees
Jeffrey S. Burum        Trustee    2004-present  Founder,             41      None
DOB: February 27, 1963                           Chairman and
                                                 CEO of
                                                 Southern
                                                 California
                                                 Development
                                                 Corporation/
                                                 National
                                                 Housing
                                                 Development
                                                 Corp; (1992 to
                                                 present)
                                                 Founder, Owner
                                                 and Partner of
                                                 Colonies
                                                 Crossroads,
                                                 Inc. (1999 to
                                                 present);
                                                 Owner and
                                                 Managing
                                                 Member of
                                                 Diversified
                                                 Pacific
                                                 Development
                                                 Group, LLC
                                                 (1998 to
                                                 present).
Dr. Judith L. Craven    Trustee    2001-present  Retired.             89      Director,
DOB: October 6, 1945                                                          Belo
                                                                              Corporation
                                                                              (1992 to
                                                                              present);
                                                                              Director,
                                                                              Sysco
                                                                              Corporation
                                                                              (1996 to
                                                                              present);
                                                                              Director,
                                                                              Luby's
                                                                              Inc.
                                                                              (1998 to
                                                                              present);
                                                                              Director,
                                                                              University
                                                                              of Texas
                                                                              Board of
                                                                              Regents
                                                                              (2001-Present).
William F. Devin        Trustee    2001-present  Retired.             89      Director,
DOB: December 30, 1938                                                        Boston
                                                                              Options
                                                                              Exchange
                                                                              (1985-Present).
Samuel M. Eisenstat     Chairman   1986-present  Attorney, solo       51      Director,
DOB: March 7, 1940      of the                   practitioner.                North
                        Board                                                 European
                                                                              Oil
                                                                              Royalty
                                                                              Trust.
Stephen J. Gutman       Trustee    1986-present  Senior               51      None
DOB: May 10, 1943                                Associate,
                                                 Corcoran Group
                                                 (Real Estate)
                                                 (2003 to
                                                 present);
                                                 President and
                                                 Member of
                                                 Managing
                                                 Directors,
                                                 Beau
                                                 Brummell-Soho,
                                                 LLC (Licensing
                                                 of menswear
                                                 specialty
                                                 retailing and
                                                 other
                                                 activities)
                                                 (June 1988 to
                                                 present).
William J. Shea         Trustee    2004-present  Managing             51      Director,
DOB: February 9, 1948                            Partner, DLB                 Boston
                                                 Capital, LLC                 Private
                                                 (Private                     Financial
                                                 Equity)                      Holdings
                                                 (2006-present)               (2004 to
                                                 President and                present)
                                                 CEO, Conseco,
                                                 Inc.
                                                 (Financial
                                                 Services)
                                                 (2001 to
                                                 2004);
                                                 Chairman of
                                                 the Board of
                                                 Centennial
                                                 Technologies,
                                                 Inc. (1998 to
                                                 2001)

Interested Trustee
Peter A. Harbeck(3)     Trustee    1995-present  President, CEO       98      None
DOB: January 23, 1954                            and Director,
                                                 AIG SunAmerica
                                                 (August 1995
                                                 to present);
                                                 Director, AIG
                                                 SunAmerica
                                                 Capital
                                                 Services, Inc.
                                                 ("SACS")
                                                 (August 1993
                                                 to present);
                                                 President and
                                                 CEO, AIG
                                                 Advisor Group,
                                                 Inc. (June
                                                 2004 to
                                                 present)

        SunAmerica Income Funds
        TRUSTEE AND OFFICER INFORMATION -- March 31, 2007 -- (continued)

                                                                                 Number of
                        Position     Term of                                      Funds in
        Name,          Held With    Office and                                  Fund Complex
     Address and       SunAmerica   Length of        Principal Occupations      Overseen by  Other Directorships
    Date of Birth*      Complex   Time Served(4)      During Past 5 Years        Trustee(1)  Held by Trustee(2)
---------------------- ---------- -------------- ------------------------------ ------------ -------------------
Officers

Vincent M. Marra       President   2004-present  Senior Vice President, AIG         N/A      N/A
DOB: May 28, 1950      and CEO                   SunAmerica (February 2003-
                                                 present); Chief Administrative
                                                 Officer, Chief Operating
                                                 Officer and Chief Financial
                                                 Officer, Carret & Co., LLC
                                                 (June 2002 to February 2003);
                                                 President and Chief Operating
                                                 Officer, Bowne Digital
                                                 Solutions (1999 to May 2002)

Donna M. Handel        Treasurer   2002-present  Senior Vice President, AIG         N/A      N/A
DOB: June 25, 1966                               SunAmerica (December 2004
                                                 to present); Vice President,
                                                 AIG SunAmerica (1997 to
                                                 December 2004); Assistant
                                                 Treasurer (1993 to 2002).

Gregory N. Bressler    Secretary   September     Senior Vice President and          N/A      N/A
DOB: November 17, 1966 and Chief   2005-present  General Counsel, AIG
                       Legal                     SunAmerica (June 2005 to
                       Officer                   Present); Vice President and
                                                 Director of U.S. Asset
                                                 Management Compliance,
                                                 Goldman Sachs Asset
                                                 Management, L.P. (June 2004
                                                 to June 2005); Deputy General
                                                 Counsel, Credit Suisse Asset
                                                 Management, LLC. (June
                                                 2002-June 2004); Counsel,
                                                 Credit Suisse Asset
                                                 Management, LLC (January
                                                 2000-June 2002).

Gregory R. Kingston    Vice        2002-present  Vice President, SAAMCo             N/A      N/A
DOB: January 18, 1966  President                 (2001-present); Formerly,
                       and                       Vice President, American
                       Assistant                 General Investment
                       Treasurer                 Management, L.P. (1999-
                                                 2001)

Nori L. Gabert         Vice        2002-present  Vice President and Deputy          N/A      N/A
DOB: August 15, 1953   President                 General Counsel, AIG
                       and                       SunAmerica (2001-present);
                       Assistant                 Vice President and Secretary,
                       Secretary                 VALIC Company I and
                                                 VALIC Company II (2000-
                                                 present) Formerly, Associate
                                                 General Counsel, American
                                                 General Corporation, (1997 to
                                                 2001).

        SunAmerica Income Funds
        TRUSTEE AND OFFICER INFORMATION -- March 31, 2007 -- (continued)

                                                                                       Number of
                       Position Held    Term of                                         Funds in
        Name,              With        Office and                                     Fund Complex
     Address and        SunAmerica     Length of          Principal Occupations       Overseen by  Other Directorships
    Date of Birth*        Complex    Time Served(4)        During Past 5 Years         Trustee(1)  Held by Trustee(2)
---------------------- ------------- -------------- --------------------------------- ------------ -------------------

Matthew J. Hackethal    Anti-           2006-       Senior Compliance Manager,            N/A      N/A
DOB: December 31, 1971  Money           present     AIG SunAmerica (November
                        Laundering                  2006 to present); Vice President,
                        Compliance                  Credit Suisse Asset Management
                        Officer                     (May, 2001 to October 2006);
                                                    CCO, Credit Suisse Altemative
                                                    Funds (November 2005 to
                                                    October 2006); CCO, Credit
                                                    Suisse Asset Management
                                                    Securities, Inc. (April 2004 to
                                                    August 2005)

James Nichols           Vice            2006-       Director, President and CEO;          N/A      N/A
DOB: April 7, 1966      President       Present     AIG SACS (July 2006 to
                                                    present); Senior Vice
                                                    President, AIG SACS (March
                                                    2002 to July 2006); Vice
                                                    President, AIG SunAmerica
                                                    (1995 to March 2002)

Cynthia Gibbons         Vice            2002-       Vice President, AIG                   N/A      N/A
DOB: December 6, 1967   President       present     SunAmerica (August 2002-
                        and Chief                   present); Securities
                        Compliance                  Compliance Manager,
                        Officer                     American General Investment
                                                    Management (June 2000 -
                                                    August 2002).

Timothy Pettee          Vice            August      Chief Investment Officer AIG          N/A      N/A
DOB: April 7, 1958      President       2004-       SunAmerica (January 2003-
                                        Present     present); Executive Vice
                                                    president and Global Director
                                                    of Research Schroder
                                                    Investment Management
                                                    (2000-2002); Director of
                                                    Research U.S. Trust Co.
                                                    (1998-2000).

Michael Cheah           Vice            November    Senior Vice President, AIG            N/A      N/A
DOB: January 4, 1960    President       2000-       SunAmerica (July 1999-present).
                                        Present

--------
* The business address for each Trustee is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the Adviser. The "Fund Complex" includes The Trust (5 Funds), SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (10 funds), SunAmerica Focused Series, Inc. (18 portfolios), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (35 portfolios), VALIC Company I (32 portfolios), VALIC Company II (15 funds), Seasons Series Trust (24 portfolios), AIG Series Trust (5 funds), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund), SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund), AIG Strategic Hedge Fund of Funds (1 Fund) and Brazos Mutual Funds (4 funds).
(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.
(3) Interested trustee, as defined within the Investment Company Act of 1940 because he is an officer and director of the advisor and a director of the principal underwriter of the Trust.
(4) Trustees serve until their successors are duly elected and qualified, subject to the Trustee's retirement plan discussed in Note 10 of the financial statements. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees is contained in the Statement of Additional Information which is available; without charge, by calling (800) 858-8850.

        SunAmerica Income Funds
        SHAREHOLDER TAX INFORMATION -- March 31, 2007 -- (unaudited)


Certain tax information regarding the SunAmerica Income Funds is required to be provided to shareholders based upon each Fund's income and distributions for the taxable periods ended March 31, 2007. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2007. The information necessary to complete your income tax returns will be included with your Form 1099-DIV to be received under separate cover in January 2008.

During the year ended March 31, 2007 the Funds paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

                                                     Net          Net        Net Long-   Qualifying % for the
                                          Total   Investment  Short-Term       Term         70% Dividends
                                        Dividends   Income   Capital Gains Capital Gains  Received Deduction
                                        --------- ---------- ------------- ------------- --------------------
U.S. Government Securities Fund Class A   $0.39     $0.39         $--          $  --              -- %
U.S. Government Securities Fund Class B    0.33      0.33          --             --               --
U.S. Government Securities Fund Class C    0.33      0.33          --             --               --
GNMA Fund Class A......................    0.48      0.48          --             --               --
GNMA Fund Class B......................    0.41      0.41          --             --               --
GNMA Fund Class C......................    0.41      0.41          --             --               --
Strategic Bond Fund Class A............    0.18      0.18          --             --             0.71
Strategic Bond Fund Class B............    0.15      0.15          --             --             0.71
Strategic Bond Fund Class C............    0.16      0.16          --             --             0.71
High Yield Bond Fund Class A...........    0.32      0.32          --             --             1.99
High Yield Bond Fund Class B...........    0.29      0.29          --             --             1.99
High Yield Bond Fund Class C...........    0.29      0.29          --             --             1.99
Tax-Exempt Insured Fund Class A........    0.51      0.42*         --           0.09               --
Tax-Exempt Insured Fund Class B........    0.41      0.32*         --           0.09               --
Tax-Exempt Insured Fund Class C........    0.43      0.34*         --           0.09               --

--------
* Tax exempt interest dividends

For the year ended March 31, 2007, certain dividends paid by the Strategic Bond Fund and High Yield Bond Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the following represents the maximum amount that may be considered qualified dividend income:

                         Portfolio             Amount
                         ---------            --------
                         Strategic Bond Fund. $183,974
                         High Yield Bond Fund  441,330

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (unaudited)

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the SunAmerica Income Funds' portfolios to a similar investment in an index. Please note that "inception" as used herein reflects the date on which a specific class of shares commenced operations. It is important to note that the SunAmerica Income Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only. The graphs present the performance of the largest class of that particular Fund. The performance of the other classes will vary based upon the difference in sales charges and fees assessed to shareholders of that class.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (unaudited) (continued)

U.S. Government Securities Fund

For the one-year period ended March 31, 2007, the SunAmerica U.S. Government Securities Fund Class A shares returned 5.25% at net asset value (NAV) (before maximum sales charge). The Fund's benchmark, the Lehman Brothers U.S. Government Bond Index*, returned 5.93% over the same period.

As a result of sharply rising yields on mortgage-backed bonds and Treasury securities, the one-year period began on a challenging note. After initially indicating that future Federal Funds rate increases would be data-dependent, Federal Reserve Chairman Bernanke said that inflationary pressures were present and that further rate increases might be necessary. Following the implementation of 17 consecutive 25-basis point increases, the central bank left monetary rates unchanged at its August meeting. The Federal Open Market Committee maintained its monetary target at its regularly scheduled meetings in September, October, December, and January, but its assessment continued to focus on inflation risk. The threat of potential downgrades of a number of corporate debt issuers provided additional pressure in the fixed income market. Although the Federal Reserve elected to keep rates steady in March, it adopted language interpreted by certain investors as placing inflation risk and the risk of an economic slowdown on equal footing.

The Fund was positioned for an economic slowdown and subsequent Treasury rally which contributed to the Fund's underperformance of its benchmark.
--------
Past performance is no guarantee of future results.

U.S. Government guarantee applies only to the underlying securities of the Fund's portfolio and not to the Fund shares.

* The Lehman Brothers U.S. Government Bond Index is a broad index composed solely of U.S. Treasury Securities maturing from 1-30 years.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (unaudited) (continued)

                                    [CHART]

               U.S. Government Securities    Lehman Brothers U.S.Government
                    Fund Class A/#/                    Bond Index**
               --------------------------      --------------------------
  3/31/1997            $ 9,521.00                      $10,000.00
  4/30/1997              9,643.00                       10,144.34
  5/31/1997              9,697.00                       10,231.84
  6/30/1997              9,800.00                       10,346.69
  7/31/1997             10,007.00                       10,640.41
  8/31/1997              9,948.00                       10,535.15
  9/30/1997             10,077.00                       10,693.60
 10/31/1997             10,205.00                       10,878.60
 11/30/1997             10,253.00                       10,934.30
 12/31/1997             10,353.00                       11,048.61
  1/31/1998             10,438.00                       11,213.93
  2/28/1998             10,440.00                       11,183.49
  3/31/1998             10,437.00                       11,215.20
  4/30/1998             10,472.00                       11,265.62
  5/31/1998             10,569.00                       11,381.30
  6/30/1998             10,639.00                       11,510.77
  7/31/1998             10,643.00                       11,528.56
  8/31/1998             10,833.00                       11,828.49
  9/30/1998             11,023.00                       12,147.32
 10/31/1998             10,977.00                       12,105.91
 11/30/1998             11,035.00                       12,110.01
 12/31/1998             11,063.00                       12,137.03
  1/31/1999             11,087.00                       12,207.55
  2/28/1999             10,932.00                       11,917.24
  3/31/1999             10,949.00                       11,963.98
  4/30/1999             10,981.00                       11,991.08
  5/31/1999             10,886.00                       11,885.96
  6/30/1999             10,803.00                       11,861.71
  7/31/1999             10,782.00                       11,844.47
  8/31/1999             10,826.00                       11,844.36
  9/30/1999             10,920.00                       11,940.55
 10/31/1999             10,951.00                       11,959.70
 11/30/1999             10,944.00                       11,943.21
 12/31/1999             10,932.00                       11,865.91
  1/31/2000             10,849.00                       11,882.52
  2/29/2000             10,935.00                       12,051.64
  3/31/2000             11,047.00                       12,263.22
  4/30/2000             11,055.00                       12,229.29
  5/31/2000             11,061.00                       12,237.17
  6/30/2000             11,230.00                       12,455.39
  7/31/2000             11,306.00                       12,576.04
  8/31/2000             11,449.00                       12,761.95
  9/30/2000             11,539.00                       12,798.32
 10/31/2000             11,675.00                       12,920.75
 11/30/2000             11,881.00                       13,174.84
 12/31/2000             12,196.00                       13,437.02
  1/31/2001             12,272.00                       13,572.73
  2/28/2001             12,382.00                       13,727.46
  3/31/2001             12,491.00                       13,775.51
  4/30/2001             12,369.00                       13,635.00
  5/31/2001             12,391.00                       13,679.99
  6/30/2001             12,479.00                       13,742.92
  7/31/2001             12,786.00                       14,072.75
  8/31/2001             12,921.00                       14,247.25
  9/30/2001             13,140.00                       14,495.16
 10/31/2001             13,390.00                       14,869.13
 11/30/2001             13,071.00                       14,536.06
 12/31/2001             12,904.00                       14,409.64
  1/31/2002             13,028.00                       14,502.93
  2/28/2002             13,196.00                       14,636.82
  3/31/2002             12,921.00                       14,318.47
  4/30/2002             13,246.00                       14,659.65
  5/31/2002             13,356.00                       14,747.52
  6/30/2002             13,553.00                       14,953.90
  7/31/2002             13,812.00                       15,282.21
  8/31/2002             14,086.00                       15,585.03
  9/30/2002             14,420.00                       15,950.45
 10/31/2002             14,397.00                       15,822.24
 11/30/2002             14,311.00                       15,685.99
 12/31/2002             14,623.00                       16,066.05
  1/31/2003             14,596.00                       16,025.77
  2/28/2003             14,789.00                       16,284.33
  3/31/2003             14,747.00                       16,237.89
  4/30/2003             14,803.00                       16,313.14
  5/31/2003             15,168.00                       16,736.56
  6/30/2003             15,070.00                       16,648.93
  7/31/2003             14,240.00                       15,960.73
  8/31/2003             14,379.00                       16,050.01
  9/30/2003             14,890.00                       16,516.57
 10/31/2003             14,672.00                       16,281.44
 11/30/2003             14,687.00                       16,300.19
 12/31/2003             14,821.00                       16,444.61
  1/31/2004             14,952.00                       16,580.81
  2/29/2004             15,116.00                       16,779.40
  3/31/2004             15,232.00                       16,927.12
  4/30/2004             14,736.00                       16,417.77
  5/31/2004             14,676.00                       16,357.06
  6/30/2004             14,769.00                       16,423.40
  7/31/2004             14,911.00                       16,576.38
  8/31/2004             15,194.00                       16,899.21
  9/30/2004             15,218.00                       16,933.57
 10/31/2004             15,340.00                       17,068.39
 11/30/2004             15,219.00                       16,865.55
 12/31/2004             15,341.00                       17,016.41
  1/31/2005             15,464.00                       17,123.14
  2/28/2005             15,390.00                       17,002.18
  3/31/2005             15,325.00                       16,945.53
  4/30/2005             15,605.00                       17,217.47
  5/31/2005             15,739.00                       17,416.88
  6/30/2005             15,785.00                       17,515.01
  7/31/2005             15,615.00                       17,303.66
  8/31/2005             15,844.00                       17,558.85
  9/30/2005             15,643.00                       17,351.10
 10/31/2005             15,474.00                       17,229.08
 11/30/2005             15,546.00                       17,306.99
 12/31/2005             15,754.00                       17,467.53
  1/31/2006             15,744.00                       17,437.66
  2/28/2006             15,779.00                       17,465.37
  3/31/2006             15,582.00                       17,308.10
  4/30/2006             15,466.00                       17,259.86
  5/31/2006             15,436.00                       17,263.33
  6/30/2006             15,473.00                       17,311.49
  7/31/2006             15,685.00                       17,518.16
  8/31/2006             15,933.00                       17,765.57
  9/30/2006             16,076.00                       17,923.71
 10/31/2006             16,168.00                       18,017.37
 11/30/2006             16,346.00                       18,200.22
 12/31/2006             16,212.00                       18,074.58
  1/31/2007             16,164.00                       18,052.37
  2/28/2007             16,447.00                       18,330.19
  3/31/2007             16,400.00                       18,334.97


U.S. Government Securities Fund

                      Class A            Class B            Class C
      U.S.       ------------------ ------------------ ------------------
   Government    Average            Average            Average
   Securities    Annual  Cumulative Annual  Cumulative Annual  Cumulative
      Fund       Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     0.22%     5.25%    0.57%     4.57%    3.57%     4.57%
-------------------------------------------------------------------------
5 Year Return     3.87%    26.93%    3.86%    22.87%    4.21%    22.88%
-------------------------------------------------------------------------
10 Year Return    5.07%    75.25%    5.02%    63.23%     N/A      N/A
-------------------------------------------------------------------------
Since Inception*  4.99%   102.57%    5.91%   235.27%    4.69%    43.14%
-------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
*  Inception Date - Class A: 10/1/93; Class B: 03/3/86; Class C: 06/1/99.
# For the purpose of the graph, it has been assumed that the maximum sales charge of 4.75% of offering price, was deducted from the initial $10,000 investment in the Fund.

For the 12-month period ending March 31, 2007, the SunAmerica U.S. Government Securities Fund Class A returned 0.22%, compared to 5.93% for the Lehman Brothers U.S. Government Bond Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. Class B shares of the Fund convert automatically to Class A shares approximately eight years after purchase. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

** The Lehman Brothers U.S. Government Bond Index is a broad index composed solely of U.S. Treasury Securities maturing from 1-30 years. Indicies are not managed and an investor cannot invest directly into an index.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (unaudited) (continued)

GNMA Fund

For the one-year period ended March 31, 2007, the SunAmerica GNMA Fund Class A shares returned 5.23% at net asset value (NAV) (before maximum sales charge). The Fund's benchmark, the Citigroup Mortgage GNMA Index*, returned 6.24% over the same period.

The fiscal year began on a challenging note as both mortgage-backed bonds and Treasury yields rose sharply in tandem ahead of the Federal Reserve's tightening cycle. In the spring, Federal Reserve Chairman Ben Bernanke said that inflationary pressures were present and that further rate increases might be necessary, after initially indicating that future Federal Funds rate increases would be data-dependent. After implementing its 17/th/ consecutive 25-basis point increase in June, taking the Fed Funds Rate to 5.25%, the central bank left monetary rates unchanged at its August meeting. The Federal Open Market Committee maintained its monetary target at its regularly scheduled meetings in September, October, December, and January, but its assessment continued to focus on inflation risk. The threat of potential downgrades of a number of corporate debt issuers provided additional selling pressure in the fixed income market. In March, the Federal Reserve kept rates steady. However, it adopted language interpreted by certain investors as placing inflation risk and the risk of an economic slowdown on equal footing.

While the Fund was not impacted by sector selection it did benefit from its strategy of holding minimal exposure to Freddie Mac and Fannie Mae securities. This helped the Fund as the spread continued to move in favor of GNMA securities.
--------
Past performance is no guarantee of future results.

U.S. Government guarantee applies only to the underlying securities of the Fund's portfolio and not to the Fund shares.

* The Citigroup Mortgage GNMA Index is comprised of 15- and 30-year fixed-rate pass-through mortgage-backed securities.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (unaudited) (continued)

                                    [CHART]

                   GNMA Fund Class A/#/     Citigroup Mortgage GNMA Index**
                   --------------------     -------------------------------
 3/31/1997              $ 9,523.00                 $10,000.00
 4/30/1997                9,676.00                  10,150.91
 5/31/1997                9,764.00                  10,250.36
 6/30/1997                9,884.00                  10,370.50
 7/31/1997               10,163.00                  10,553.18
 8/31/1997               10,097.00                  10,536.47
 9/30/1997               10,229.00                  10,673.98
10/31/1997               10,369.00                  10,781.54
11/30/1997               10,415.00                  10,811.49
12/31/1997               10,548.00                  10,912.26
 1/31/1998               10,649.00                  11,004.60
 2/28/1998               10,649.00                  11,041.00
 3/31/1998               10,684.00                  11,086.68
 4/30/1998               10,728.00                  11,151.05
 5/31/1998               10,841.00                  11,228.98
 6/30/1998               10,924.00                  11,274.49
 7/31/1998               10,948.00                  11,331.25
 8/31/1998               11,140.00                  11,423.25
 9/30/1998               11,351.00                  11,556.46
10/31/1998               11,333.00                  11,548.35
11/30/1998               11,407.00                  11,605.28
12/31/1998               11,455.00                  11,656.90
 1/31/1999               11,490.00                  11,738.32
 2/28/1999               11,315.00                  11,713.99
 3/31/1999               11,358.00                  11,783.33
 4/30/1999               11,392.00                  11,841.74
 5/31/1999               11,298.00                  11,784.82
 6/30/1999               11,224.00                  11,741.46
 7/31/1999               11,213.00                  11,662.20
 8/31/1999               11,225.00                  11,654.09
 9/30/1999               11,356.00                  11,854.15
10/31/1999               11,412.00                  11,917.03
11/30/1999               11,440.00                  11,923.98
12/31/1999               11,447.00                  11,891.05
 1/31/2000               11,337.00                  11,796.90
 2/29/2000               11,451.00                  11,945.82
 3/31/2000               11,630.00                  12,131.49
 4/30/2000               11,624.00                  12,118.74
 5/31/2000               11,686.00                  12,173.02
 6/30/2000               11,873.00                  12,397.24
 7/31/2000               11,928.00                  12,458.47
 8/31/2000               12,097.00                  12,643.30
 9/30/2000               12,210.00                  12,770.39
10/31/2000               12,296.00                  12,863.22
11/30/2000               12,478.00                  13,041.60
12/31/2000               12,734.00                  13,223.46
 1/31/2001               12,925.00                  13,438.74
 2/28/2001               13,060.00                  13,502.12
 3/31/2001               13,155.00                  13,579.23
 4/30/2001               13,099.00                  13,608.02
 5/31/2001               13,139.00                  13,717.73
 6/30/2001               13,180.00                  13,745.86
 7/31/2001               13,558.00                  13,994.08
 8/31/2001               13,671.00                  14,097.50
 9/30/2001               13,926.00                  14,288.13
10/31/2001               14,199.00                  14,473.95
11/30/2001               13,837.00                  14,352.66
12/31/2001               13,687.00                  14,313.94
 1/31/2002               13,835.00                  14,469.32
 2/28/2002               14,056.00                  14,607.16
 3/31/2002               13,766.00                  14,471.64
 4/30/2002               14,114.00                  14,720.02
 5/31/2002               14,209.00                  14,822.11
 6/30/2002               14,377.00                  14,934.64
 7/31/2002               14,600.00                  15,101.93
 8/31/2002               14,794.00                  15,225.05
 9/30/2002               15,024.00                  15,353.12
10/31/2002               15,071.00                  15,401.28
11/30/2002               15,047.00                  15,408.06
12/31/2002               15,264.00                  15,562.78
 1/31/2003               15,300.00                  15,610.60
 2/28/2003               15,452.00                  15,695.16
 3/31/2003               15,456.00                  15,690.69
 4/30/2003               15,539.00                  15,727.76
 5/31/2003               15,757.00                  15,736.86
 6/30/2003               15,722.00                  15,780.88
 7/31/2003               14,882.00                  15,531.34
 8/31/2003               15,066.00                  15,623.84
 9/30/2003               15,573.00                  15,864.28
10/31/2003               15,419.00                  15,828.68
11/30/2003               15,403.00                  15,891.53
12/31/2003               15,588.00                  16,030.99
 1/31/2004               15,711.00                  16,110.72
 2/29/2004               15,837.00                  16,217.26
 3/31/2004               15,930.00                  16,284.87
 4/30/2004               15,513.00                  16,029.22
 5/31/2004               15,455.00                  15,984.81
 6/30/2004               15,588.00                  16,131.19
 7/31/2004               15,756.00                  16,269.33
 8/31/2004               16,002.00                  16,516.21
 9/30/2004               16,019.00                  16,549.20
10/31/2004               16,149.00                  16,687.58
11/30/2004               16,095.00                  16,642.62
12/31/2004               16,202.00                  16,764.25
 1/31/2005               16,298.00                  16,866.48
 2/28/2005               16,206.00                  16,810.89
 3/31/2005               16,154.00                  16,767.04
 4/30/2005               16,332.00                  16,942.48
 5/31/2005               16,435.00                  17,068.47
 6/30/2005               16,479.00                  17,124.07
 7/31/2005               16,406.00                  17,068.11
 8/31/2005               16,554.00                  17,210.35
 9/30/2005               16,442.00                  17,135.42
10/31/2005               16,344.00                  17,054.46
11/30/2005               16,380.00                  17,095.93
12/31/2005               16,571.00                  17,324.17
 1/31/2006               16,610.00                  17,372.70
 2/28/2006               16,630.00                  17,409.50
 3/31/2006               16,506.00                  17,288.31
 4/30/2006               16,426.00                  17,225.51
 5/31/2006               16,364.00                  17,182.87
 6/30/2006               16,376.00                  17,189.85
 7/31/2006               16,604.00                  17,435.32
 8/31/2006               16,834.00                  17,722.30
 9/30/2006               16,957.00                  17,827.34
10/31/2006               17,067.00                  17,956.08
11/30/2006               17,206.00                  18,132.07
12/31/2006               17,163.00                  18,107.33
 1/31/2007               17,134.00                  18,106.91
 2/28/2007               17,381.00                  18,333.83
 3/31/2007               17,369.00                  18,367.52

GNMA Fund

                      Class A            Class B            Class C
                 ------------------ ------------------ ------------------
                 Average            Average            Average
      GNMA       Annual  Cumulative Annual  Cumulative Annual  Cumulative
      Fund       Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     0.22%     5.23%    0.64%     4.64%    3.64%     4.64%
-------------------------------------------------------------------------
5 Year Return     3.74%    26.18%    3.74%    22.14%    4.10%    22.24%
-------------------------------------------------------------------------
10 Year Return    5.68%    82.38%    5.50%    70.82%      N/A       N/A
-------------------------------------------------------------------------
Since Inception*  5.63%   119.63%    7.34%   445.41%    5.01%    46.63%
-------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 10/11/93; Class B: 04/25/83; Class C: 06/1/99. # For the purpose of the graph, it has been assumed that the maximum sales charge of 4.75% of offering, was deducted from the initial $10,000 investment in the Fund.

For the 12-month period ending March 31, 2007, the SunAmerica GNMA Fund Class A returned 0.22%, compared to 6.24% for the Citigroup Mortgage GNMA Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. Class B shares of the Fund convert automatically to Class A shares approximately eight years after purchase. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

**The Citigroup Mortgage GNMA Index is comprised of 15 and 30-year fixed-rate pass-through mortgage-backed securities. Indicies are not managed and an investor cannot invest directly into an index.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (unaudited) (continued)

SunAmerica Strategic Bond Fund

For the one-year period ended March 31, 2007, the SunAmerica Strategic Bond Fund Class A shares returned 8.07% at net asset value (NAV) (before maximum sales charge), outperforming its benchmark, the Lehman Brothers U.S. Aggregate Bond Index*, which returned 6.59%.

During the fiscal year ended March 31, 2007, the credit market posted strong performance sustained by a solid macroeconomic backdrop and strong technical dynamics. New issuance volume was supportive in the fixed-income market as a whole. Demand from both domestic and foreign investors supported primary and secondary market activity. Volatility in financial markets around the world continued to affect investor sentiment. Leveraged buyout and shareholder-friendly activities remained bondholders' main concern.

The portfolio engaged in trades in both primary and secondary markets, as they were both sustained by strong technical factors. When volatility in financial markets around the world increased unexpectedly, we traded with cautious aggression, looking to take advantage of what we saw as undue weakness in certain sectors, while still respecting the risks involved and what potential problems could develop. We continued to focus on individual credits from a bottom-up perspective, taking into consideration liquidity, diversification and curve positioning.

Emerging market and high-yield bonds were the top-performing asset classes. Fundamentals for emerging market countries improved during the course of the year. The U.S. economic backdrop remained positive for high-yield bonds, as default rates remained at multi-year lows.

Emerging market bonds were among the top contributors to the Fund's performance during the year. Top-performing emerging market credits included bonds from the governments of Brazil (12.50%, due 1/05/2016), Argentina (8.28%, due 12/31/2033), and Uruguay (8.00%, due 11/18/2022). Bonds offered by the
Republics of South Africa (13.00%, due 8/31/2010) and Colombia (12.00%, due 10/22/2015) were among the main emerging market detractors.

Other top contributing credits included two high yield credits, Calpine Corporation (8.75%, due 7/15/2013) and Charter Communications Inc. (11.25%, due 1/15/2011) and a bond offered by Commonwealth of Australia (7.50%, due 9/15/2009). Bonds offered by HCA International (6.375%, due 1/15/2015), Kingdom of Norway (5.00%, due 5/15/2015), and the Government of Japan (0.70%, due 5/15/2008) were among the main detractors to the Fund's performance during the period.
--------
Past performance is no guarantee of future results.

Interest rates and bond prices typically move inversely to each other; therefore, as with any bond fund, the value of an investment in this Fund may go up or down in response to changes in interest rates.

* The Lehman Brothers U.S. Aggregate Bond Index is a broad, unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (unaudited) (continued)

                                    [CHART]

               Strategic Bond                Lehman Brothers
               Fund Class A/#/          U.S. Aggregate Bond Index/+/
               ---------------          ----------------------------
 3/31/1997       $ 9,528.00                     $10,000.00
 4/30/1997         9,635.00                      10,150.00
 5/31/1997         9,845.00                      10,246.42
 6/30/1997         9,964.00                      10,368.36
 7/31/1997        10,236.00                      10,648.30
 8/31/1997        10,198.00                      10,557.79
 9/30/1997        10,402.00                      10,714.05
10/31/1997        10,253.00                      10,869.40
11/30/1997        10,386.00                      10,919.40
12/31/1997        10,485.00                      11,029.69
 1/31/1998        10,601.00                      11,170.87
 2/28/1998        10,686.00                      11,161.93
 3/31/1998        10,737.00                      11,199.88
 4/30/1998        10,763.00                      11,258.12
 5/31/1998        10,757.00                      11,365.07
 6/30/1998        10,732.00                      11,461.68
 7/31/1998        10,772.00                      11,485.74
 8/31/1998        10,036.00                      11,672.96
 9/30/1998        10,337.00                      11,946.11
10/31/1998        10,275.00                      11,882.80
11/30/1998        10,543.00                      11,950.53
12/31/1998        10,561.00                      11,986.38
 1/31/1999        10,521.00                      12,071.48
 2/28/1999        10,457.00                      11,860.23
 3/31/1999        10,617.00                      11,925.46
 4/30/1999        10,818.00                      11,963.62
 5/31/1999        10,581.00                      11,858.34
 6/30/1999        10,547.00                      11,820.40
 7/31/1999        10,490.00                      11,770.75
 8/31/1999        10,371.00                      11,764.87
 9/30/1999        10,474.00                      11,901.34
10/31/1999        10,491.00                      11,945.37
11/30/1999        10,620.00                      11,944.18
12/31/1999        10,705.00                      11,886.85
 1/31/2000        10,697.00                      11,847.62
 2/29/2000        10,778.00                      11,990.98
 3/31/2000        10,847.00                      12,149.26
 4/30/2000        10,693.00                      12,114.02
 5/31/2000        10,617.00                      12,107.97
 6/30/2000        10,870.00                      12,359.81
 7/31/2000        11,024.00                      12,472.29
 8/31/2000        11,220.00                      12,653.14
 9/30/2000        11,166.00                      12,732.85
10/31/2000        10,920.00                      12,816.89
11/30/2000        10,754.00                      13,027.08
12/31/2000        11,047.00                      13,269.39
 1/31/2001        11,486.00                      13,485.68
 2/28/2001        11,560.00                      13,603.00
 3/31/2001        11,408.00                      13,671.02
 4/30/2001        11,265.00                      13,613.60
 5/31/2001        11,381.00                      13,695.28
 6/30/2001        11,369.00                      13,747.33
 7/31/2001        11,444.00                      14,055.27
 8/31/2001        11,640.00                      14,216.90
 9/30/2001        11,358.00                      14,381.82
10/31/2001        11,628.00                      14,682.40
11/30/2001        11,805.00                      14,479.78
12/31/2001        11,760.00                      14,387.73
 1/31/2002        11,848.00                      14,504.21
 2/28/2002        11,918.00                      14,644.76
 3/31/2002        11,913.00                      14,401.19
 4/30/2002        12,139.00                      14,680.47
 5/31/2002        12,086.00                      14,805.18
 6/30/2002        11,789.00                      14,933.26
 7/31/2002        11,564.00                      15,113.39
 8/31/2002        11,865.00                      15,368.53
 9/30/2002        11,837.00                      15,617.49
10/31/2002        11,933.00                      15,546.29
11/30/2002        12,194.00                      15,542.18
12/31/2002        12,469.00                      15,863.19
 1/31/2003        12,664.00                      15,876.75
 2/28/2003        12,884.00                      16,096.53
 3/31/2003        12,994.00                      16,084.09
 4/30/2003        13,489.00                      16,216.85
 5/31/2003        13,907.00                      16,519.21
 6/30/2003        14,024.00                      16,486.41
 7/31/2003        13,671.00                      15,932.13
 8/31/2003        13,876.00                      16,037.87
 9/30/2003        14,342.00                      16,462.38
10/31/2003        14,421.00                      16,308.95
11/30/2003        14,630.00                      16,347.95
12/31/2003        15,014.00                      16,514.30
 1/31/2004        15,270.00                      16,647.19
 2/29/2004        15,254.00                      16,827.32
 3/31/2004        15,338.00                      16,953.45
 4/30/2004        15,010.00                      16,512.29
 5/31/2004        14,814.00                      16,446.19
 6/30/2004        15,078.00                      16,539.13
 7/31/2004        15,255.00                      16,703.08
 8/31/2004        15,573.00                      17,021.73
 9/30/2004        15,806.00                      17,067.87
10/31/2004        16,087.00                      17,210.99
11/30/2004        16,414.00                      17,073.71
12/31/2004        16,868.00                      17,230.84
 1/31/2005        16,905.00                      17,338.96
 2/28/2005        17,047.00                      17,236.70
 3/31/2005        16,726.00                      17,148.09
 4/30/2005        16,801.00                      17,380.15
 5/31/2005        16,973.00                      17,568.19
 6/30/2005        17,190.00                      17,663.99
 7/31/2005        17,262.00                      17,503.31
 8/31/2005        17,528.00                      17,727.69
 9/30/2005        17,504.00                      17,544.93
10/31/2005        17,281.00                      17,406.14
11/30/2005        17,405.00                      17,483.16
12/31/2005        17,638.00                      17,649.28
 1/31/2006        17,878.00                      17,650.36
 2/28/2006        17,996.00                      17,708.89
 3/31/2006        17,871.00                      17,535.15
 4/30/2006        17,998.00                      17,503.41
 5/31/2006        17,771.00                      17,484.66
 6/30/2006        17,743.00                      17,521.77
 7/31/2006        18,130.00                      17,758.64
 8/31/2006        18,417.00                      18,030.55
 9/30/2006        18,494.00                      18,188.93
10/31/2006        18,724.00                      18,309.26
11/30/2006        19,007.00                      18,521.71
12/31/2006        19,036.00                      18,414.17
 1/31/2007        19,007.00                      18,406.57
 2/28/2007        19,235.00                      18,690.42
 3/31/2007        19,313.00                      18,691.02


                                     Class A            Class B            Class C
                                ------------------ ------------------ ------------------
                                Average            Average            Average
     Strategic                  Annual  Cumulative Annual  Cumulative Annual  Cumulative
     Bond Fund                  Return   Return+   Return   Return+   Return   Return+
-------------------             ------- ---------- ------- ---------- ------- ----------
 1 Year Return                   2.83%     8.07%    3.36%     7.36%    6.36%     7.36%
----------------------------------------------------------------------------------------
 5 Year Return                   9.08%    62.11%    9.15%    56.90%    9.48%    57.26%
----------------------------------------------------------------------------------------
 10 Year Return                  6.80%   102.69%    6.74%    92.02%    6.64%    90.27%
----------------------------------------------------------------------------------------
 Since Inception*                7.06%   162.00%    7.63%   160.03%    7.40%   152.79%
----------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 11/1/93; Class B: 04/1/94; Class C: 04/1/94.
# For the purposes of the graph, it has been assumed that the maximum sales charge, of 4.75% of offering price, was deducted from the initial $10,000 investment in the Fund.

For the 12-month period ending March 31, 2007, the SunAmerica Strategic Bond Fund Class A returned 2.83%, compared to 6.59% for the Lehman Brothers U.S. Aggregate Bond Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. Class B shares of the Fund convert automatically to Class A shares approximately eight years after purchase. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

+ The Lehman Brothers U.S. Aggregate Bond Index is a broad, unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities. Indices are not managed and an investor cannot invest directly into an index.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (unaudited) (continued)

The SunAmerica High Yield Bond Fund

For the one-year period ended March 31, 2007, the SunAmerica High Yield Bond Fund Class A shares returned 11.01% at net asset value (NAV) (before maximum sales charge), lagging its benchmark, the Citigroup High Yield Market Index*, which returned 11.50%

The one-year period was marked by low default rates, tightening spreads and strong fundamental conditions all of which contributed to strong high-yield returns. Additionally, as the Federal Reserve decided to leave rates unchanged in the second half of the year, the interest-rate backdrop provided a boost to the market.

There was a strong demand for leveraged credit assets in general, including high-yield. Lower-rated securities again outperformed higher-rated tiers. The Fund continued to benefit from this trend as it maintained a relatively larger exposure to these securities.

In regards to industry selection, the most notable sectors were airlines and automotive. Our large overweight position within the airlines sector contributed significantly to the Fund's performance. In addition, an underweight position within the automotive sector detracted from the Fund's performance, as this sector performed well during the period.

For the fiscal year, security selection was the primary contributor to the Fund's performance. Notable contributors were securities in the cable, utilities and aerospace sectors. Within the cable sector, Charter Communications Inc. was the primary driver of the Fund's strong performance. To a lesser extent, Calpine Corp. and Decrane Aircraft, within the utility and aerospace sectors, respectively, contributed to the Fund's performance for the period. The Fund's cash allocation, given the strong market return for the period, was the primary detractor. To a lesser extent, our beverage sector holding in Le-Nature's Inc. and our wireless sector position in iPCS, Inc. detracted from the Fund's performance
--------
Past performance is no guarantee of future results.

High-yield bonds tend to have lower interest-rate risk than higher-quality bonds of similar maturity but carry greater credit and default risk.

Interest rates and bond prices typically move inversely to each other; therefore, as with any bond fund, the value of an investment in this Fund may go up or down in response to changes in interest rates.

* The Citigroup High Yield Market Index is a broad-based unmanaged index composed of high yield securities.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (unaudited) (continued)

                                    [CHART]

               High Yield Bond         Citigroup High Yield
               Fund Class A/#/            Market Index/+/
               ---------------         --------------------
11/2/1998        $ 9,524.00               $10,000.00
11/30/1998         9,666.00                10,501.84
12/31/1998         9,625.00                10,494.11
 1/31/1999         9,774.00                10,651.58
 2/28/1999         9,814.00                10,561.81
 3/31/1999         9,999.00                10,651.21
 4/30/1999        10,279.00                10,874.17
 5/31/1999        10,043.00                10,703.46
 6/30/1999        10,018.00                10,679.54
 7/31/1999        10,063.00                10,702.72
 8/31/1999         9,928.00                10,575.42
 9/30/1999         9,866.00                10,495.22
10/31/1999         9,741.00                10,423.84
11/30/1999         9,909.00                10,587.20
12/31/1999        10,015.00                10,676.23
 1/31/2000         9,923.00                10,587.93
 2/29/2000         9,925.00                10,612.95
 3/31/2000         9,710.00                10,396.98
 4/30/2000         9,785.00                10,438.56
 5/31/2000         9,725.00                10,293.23
 6/30/2000         9,900.00                10,524.28
 7/31/2000         9,945.00                10,638.71
 8/31/2000        10,139.00                10,717.81
 9/30/2000        10,044.00                10,603.02
10/31/2000         9,745.00                10,289.18
11/30/2000         9,224.00                 9,868.29
12/31/2000         9,356.00                10,069.90
 1/31/2001        10,021.00                10,748.34
 2/28/2001        10,155.00                10,876.75
 3/31/2001         9,877.00                10,679.18
 4/30/2001         9,679.00                10,522.08
 5/31/2001         9,817.00                10,690.95
 6/30/2001         9,591.00                10,396.98
 7/31/2001         9,631.00                10,592.72
 8/31/2001         9,756.00                10,737.31
 9/30/2001         9,345.00                 9,964.31
10/31/2001         9,533.00                10,295.25
11/30/2001         9,752.00                10,686.53
12/31/2001         9,689.00                10,618.10
 1/31/2002         9,678.00                10,663.36
 2/28/2002         9,497.00                10,547.46
 3/31/2002         9,692.00                10,828.18
 4/30/2002         9,784.00                11,005.52
 5/31/2002         9,620.00                10,869.02
 6/30/2002         8,904.00                 9,911.70
 7/31/2002         8,521.00                 9,463.58
 8/31/2002         8,568.00                 9,823.77
 9/30/2002         8,464.00                 9,630.61
10/31/2002         8,384.00                 9,597.50
11/30/2002         8,849.00                10,330.02
12/31/2002         8,953.00                10,455.85
 1/31/2003         9,207.00                10,845.11
 2/28/2003         9,274.00                10,990.43
 3/31/2003         9,454.00                11,360.56
 4/30/2003        10,016.00                12,066.23
 5/31/2003        10,195.00                12,146.43
 6/30/2003        10,533.00                12,523.91
 7/31/2003        10,479.00                12,338.85
 8/31/2003        10,610.00                12,465.42
 9/30/2003        10,983.00                12,834.81
10/31/2003        11,174.00                13,133.19
11/30/2003        11,364.00                13,315.67
12/31/2003        11,743.00                13,657.47
 1/31/2004        12,142.00                13,893.67
 2/29/2004        11,988.00                13,817.51
 3/31/2004        11,917.00                13,904.34
 4/30/2004        11,939.00                13,856.88
 5/31/2004        11,737.00                13,617.00
 6/30/2004        12,058.00                13,819.85
 7/31/2004        12,145.00                13,997.42
 8/31/2004        12,286.00                14,253.34
 9/30/2004        12,456.00                14,447.02
10/31/2004        12,747.00                14,746.50
11/30/2004        13,201.00                14,916.30
12/31/2004        13,596.00                15,130.61
 1/31/2005        13,675.00                15,110.01
 2/28/2005        13,914.00                15,337.01
 3/31/2005        13,497.00                14,906.18
 4/30/2005        13,275.00                14,700.88
 5/31/2005        13,538.00                15,003.31
 6/30/2005        13,871.00                15,254.60
 7/31/2005        14,236.00                15,475.35
 8/31/2005        14,535.00                15,539.74
 9/30/2005        14,430.00                15,384.47
10/31/2005        14,241.00                15,269.68
11/30/2005        14,401.00                15,309.05
12/31/2005        14,597.00                15,444.81
 1/31/2006        14,914.00                15,687.27
 2/28/2006        14,952.00                15,765.64
 3/31/2006        15,064.00                15,879.32
 4/30/2006        15,276.00                15,966.15
 5/31/2006        15,262.00                15,955.48
 6/30/2006        15,212.00                15,886.31
 7/31/2006        15,398.00                16,058.13
 8/31/2006        15,721.00                16,326.34
 9/30/2006        15,907.00                16,552.24
10/31/2006        16,132.00                16,789.55
11/30/2006        16,253.00                17,068.80
12/31/2006        16,445.00                17,274.49
 1/31/2007        16,529.00                17,436.72
 2/28/2007        16,709.00                17,679.32
 3/31/2007        16,723.00                17,705.24


                      Class A            Class B            Class C
                 ------------------ ------------------ ------------------
                 Average            Average            Average
   High Yield    Annual  Cumulative Annual  Cumulative Annual  Cumulative
   Bond Fund     Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     5.72%    11.01%    6.29%    10.29%    9.27%    10.27%
-------------------------------------------------------------------------
5 Year Return    10.43%    72.55%   10.61%    67.53%   10.85%    67.39%
-------------------------------------------------------------------------
10 Year Return      N/A       N/A      N/A       N/A      N/A       N/A
-------------------------------------------------------------------------
Since Inception*  6.31%    75.59%    6.08%    64.20%    7.32%    59.54%
-------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
*  Inception Date - Class A: 11/2/98; Class B: 11/2/98; Class C: 08/21/00.
# For the purposes of the graph, it has been assumed that the maximum sales charge, of 4.75% of offering price, was deducted from the initial $10,000 investment in the Fund.

For the 12-month period ending March 31, 2007, the SunAmerica High Yield Bond Fund Class A returned 5.72%, compared to 11.50% for the Citigroup High Yield Market Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. Class B shares of the Fund convert automatically to Class A shares approximately eight years after purchase. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

+ The Citigroup High Yield Market Index is a broad-based unmanaged index composed of high yield securities. Indices are not managed and an investor cannot invest directly into an index.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (unaudited) (continued)

The SunAmerica Tax Exempt Insured Fund

For the one-year period ending March 31, 2007, the SunAmerica Tax Exempt Insured Fund Class A returned 4.63% at net asset value (NAV) before (maximum sales charge), underperforming its benchmark, the Lehman Brothers Municipal Bond Index*, which returned 5.43%.

As growth slowed in the final two quarters, the U.S. Treasury yield curve ended 2006 with an inverted slope, as the Federal Reserve ended its tightening of the Federal Funds rate with a final 25-basis point increase in June to 5.25%. For the first half of the one-year period, the 10-year U.S. Treasury bond yielded between 4.42% and 5.24%, as market participants oscillated between weaker growth and higher inflation.

Since January 2007, the U.S. Treasury yield curve has steepened, with short yields falling and longer yields increasing modestly. This trend was the result of market anticipation that the Federal Reserve may have to lower the Federal Funds rate before year end, as growth slowed due to the weakening housing market.

Municipal Bond new issuance in 2006 declined 6% from the record pace generated in 2005. However, first quarter volume in 2007 was a record for any first quarter, with a 49% increase from the prior fiscal year. The rise in new issuance was led by refunding issuance, which increased 88%. Due to this surge in activity, municipal bonds underperformed taxable bonds during the past 12 months. However, the taxable-equivalent yield for municipal bonds still remained attractive. As of March 31, 2007, the 10-year AAA municipal bond was yielding 3.77%, with a taxable equivalent of 5.80% (based on a 35% tax bracket), as compared to a 4.64% yield for the 10-year U.S. Treasury bond.

The Fund benefited from bonds with maturities of 20 years and beyond, as the municipal yield curve continued its flattening bias. In addition, the Fund was helped by executing a few relative-value transactions whereby bonds were sold and replaced with either higher-yielding bonds of like quality or better-structured bonds. The Fund's performance was also helped by several holdings being pre-refunded to a call date, which resulted in an increase in price.

Three of the Fund's best performing bonds were New York Thruway General Revenue (5.25%, due 1/1/27), Sales Tax Asset Receivable Corporation (NY 5.25%, due 01/01/27), and New York Environmental Facilities Corporation (4.75%, due 6/15/31). These issuers have benefited from strong demand for New York bonds and a 16% reduction in New York supply over the last year. As a result, New York prices have risen as spreads have tightened to the municipal generic yield curve.

Among the Fund's performance detractors were Chicago Metropolitan Water Reclamation District 5.25% due 12/1/33 and Dallas TX Area Rapid Transit Authority 5.00% 12/1/32, which were added in the first quarter 2007. The bonds detracted from the performance of the fund due to the steeper yield curve and spreads.
--------
Past performance is no guarantee of future results.

Interest rates and bond prices typically move inversely to each other; therefore, as with any bond fund, the value of an investment in this Fund may go up or down in response to changes in interest rates.

* The Lehman Brothers Municipal Bond Index is a broad market performance benchmark for the tax-exempt bond market. It is currently derived from approximately 40,000 issues.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (unaudited) (continued)

                                    [CHART]

                    Tax Exempt Insured        Lehman Brothers
                      Fund Class A/#/       Municipal Bond Index/+/
                    ------------------      -----------------------
 3/31/1997              $ 9,522.00              $10,000.00
 4/30/1997                9,581.00               10,083.74
 5/31/1997                9,725.00               10,235.38
 6/30/1997                9,841.00               10,344.41
 7/31/1997               10,151.00               10,630.96
 8/31/1997                9,999.00               10,531.38
 9/30/1997               10,124.00               10,656.36
10/31/1997               10,160.00               10,724.91
11/30/1997               10,212.00               10,787.97
12/31/1997               10,413.00               10,945.32
 1/31/1998               10,505.00               11,058.29
 2/28/1998               10,529.00               11,061.66
 3/31/1998               10,501.00               11,071.38
 4/30/1998               10,417.00               11,021.45
 5/31/1998               10,618.00               11,195.92
 6/30/1998               10,639.00               11,240.03
 7/31/1998               10,651.00               11,268.22
 8/31/1998               10,821.00               11,442.35
 9/30/1998               10,973.00               11,584.94
10/31/1998               10,917.00               11,584.65
11/30/1998               10,938.00               11,625.32
12/31/1998               10,991.00               11,654.63
 1/31/1999               11,119.00               11,793.17
 2/28/1999               11,017.00               11,741.64
 3/31/1999               10,978.00               11,757.93
 4/30/1999               10,999.00               11,787.21
 5/31/1999               10,895.00               11,718.97
 6/30/1999               10,703.00               11,550.23
 7/31/1999               10,749.00               11,592.28
 8/31/1999               10,651.00               11,499.50
 9/30/1999               10,637.00               11,504.24
10/31/1999               10,511.00               11,379.51
11/30/1999               10,636.00               11,500.63
12/31/1999               10,597.00               11,414.92
 1/31/2000               10,494.00               11,365.29
 2/29/2000               10,640.00               11,497.16
 3/31/2000               10,846.00               11,748.55
 4/30/2000               10,775.00               11,679.07
 5/31/2000               10,683.00               11,618.36
 6/30/2000               10,963.00               11,926.05
 7/31/2000               11,120.00               12,092.09
 8/31/2000               11,268.00               12,278.37
 9/30/2000               11,201.00               12,214.62
10/31/2000               11,316.00               12,347.91
11/30/2000               11,393.00               12,441.25
12/31/2000               11,724.00               12,748.64
 1/31/2001               11,815.00               12,875.03
 2/28/2001               11,859.00               12,915.85
 3/31/2001               11,940.00               13,031.60
 4/30/2001               11,724.00               12,890.46
 5/31/2001               11,868.00               13,029.16
 6/30/2001               11,976.00               13,116.33
 7/31/2001               12,158.00               13,310.81
 8/31/2001               12,350.00               13,530.02
 9/30/2001               12,298.00               13,484.65
10/31/2001               12,443.00               13,645.14
11/30/2001               12,273.00               13,530.29
12/31/2001               12,119.00               13,402.23
 1/31/2002               12,295.00               13,634.65
 2/28/2002               12,473.00               13,799.05
 3/31/2002               12,164.00               13,528.54
 4/30/2002               12,412.00               13,792.97
 5/31/2002               12,483.00               13,876.82
 6/30/2002               12,602.00               14,023.50
 7/31/2002               12,801.00               14,203.77
 8/31/2002               12,972.00               14,374.50
 9/30/2002               13,308.00               14,689.47
10/31/2002               12,945.00               14,445.85
11/30/2002               12,841.00               14,385.85
12/31/2002               13,136.00               14,689.31
 1/31/2003               13,054.00               14,652.16
 2/28/2003               13,274.00               14,857.01
 3/31/2003               13,269.00               14,865.90
 4/30/2003               13,378.00               14,964.24
 5/31/2003               13,678.00               15,314.62
 6/30/2003               13,589.00               15,249.44
 7/31/2003               13,088.00               14,715.75
 8/31/2003               13,239.00               14,825.63
 9/30/2003               13,622.00               15,261.36
10/31/2003               13,522.00               15,184.59
11/30/2003               13,644.00               15,342.97
12/31/2003               13,760.00               15,469.95
 1/31/2004               13,813.00               15,558.52
 2/29/2004               14,036.00               15,792.77
 3/31/2004               13,924.00               15,737.62
 4/30/2004               13,597.00               15,364.89
 5/31/2004               13,525.00               15,309.33
 6/30/2004               13,560.00               15,365.09
 7/31/2004               13,715.00               15,567.10
 8/31/2004               13,978.00               15,879.07
 9/30/2004               14,036.00               15,963.48
10/31/2004               14,150.00               16,100.74
11/30/2004               14,015.00               15,968.11
12/31/2004               14,197.00               16,162.90
 1/31/2005               14,347.00               16,314.11
 2/28/2005               14,295.00               16,259.70
 3/31/2005               14,167.00               16,157.29
 4/30/2005               14,381.00               16,412.03
 5/31/2005               14,496.00               16,527.97
 6/30/2005               14,565.00               16,630.69
 7/31/2005               14,457.00               16,555.37
 8/31/2005               14,605.00               16,722.48
 9/30/2005               14,483.00               16,609.83
10/31/2005               14,372.00               16,509.01
11/30/2005               14,409.00               16,588.24
12/31/2005               14,530.00               16,730.95
 1/31/2006               14,538.00               16,776.11
 2/28/2006               14,642.00               16,888.83
 3/31/2006               14,511.00               16,772.22
 4/30/2006               14,493.00               16,766.53
 5/31/2006               14,535.00               16,841.30
 6/30/2006               14,469.00               16,777.74
 7/31/2006               14,627.00               16,977.46
 8/31/2006               14,843.00               17,229.33
 9/30/2006               14,941.00               17,349.11
10/31/2006               15,043.00               17,457.79
11/30/2006               15,178.00               17,603.50
12/31/2006               15,104.00               17,541.12
 1/31/2007               15,052.00               17,496.32
 2/28/2007               15,235.00               17,726.92
 3/31/2007               15,182.00               17,683.19


                             Class A            Class B            Class C
                        ------------------ ------------------ ------------------
                        Average            Average            Average
                        Annual  Cumulative Annual  Cumulative Annual  Cumulative
Tax Exempt Insured Fund Return   Return+   Return   Return+   Return   Return+
----------------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return           (0.36)%    4.63%   (0.28)%    3.72%    2.98%     3.98%
--------------------------------------------------------------------------------
5 Year Return             3.53%   24.81%     3.46%   20.53%    3.84%    20.75%
--------------------------------------------------------------------------------
10 Year Return            4.26%   59.44%     4.20%   50.94%      N/A       N/A
--------------------------------------------------------------------------------
Since Inception*          5.50%  229.33%     4.11%   72.26%    3.65%    32.46%
--------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, return would be lower.
*  Inception Date - Class A: 11/22/85; Class B: 10/4/93; Class C: 06/1/99.
# For the purposes of the graph, it has been assumed that the maximum sales charge, of 4.75% of offering price, was deducted from the initial $10,000 investment in the Fund.

For the 12-month period ending March 31, 2007, SunAmerica Tax Exempt Insured Fund Class A returned (0.36)%, compared to 5.43% for the Lehman Brothers Municipal Bond Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. Class B shares of the Fund convert automatically to Class A shares approximately eight years after purchase. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

+ The Lehman Brothers Municipal Bond Index is a broad market performance benchmark for the tax-exempt bond market. It is currently derived from approximately 40,000 issues. Indices are not managed and an investor cannot invest directly into an index.

[LOGO] AIG SunAmerica
       Mutual Funds

            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Directors/Trustees                       VOTING PROXIES ON TRUST    DISCLOSURE OF QUARTERLY
 Samuel M. Eisenstat                     PORTFOLIO SECURITIES       PORTFOLIO HOLDINGS
 Peter A. Harbeck                        A description of the       The Trust is required to
 Dr. Judith L. Craven                    policies and proce-dures   file its com-plete
 William F. Devin                        that the Trust uses to     schedule of portfolio
 Stephen J. Gutman                       determine how to vote      holdings with the U.S.
 Jeffrey S. Burum                        proxies relating to        Securities and Exchange
 William J. Shea                         secu-rities held in a      Commission for its first
                                         Fund's portfolio which is  and third fiscal quarters
Officers                                 available in the Trust's   on Form N-Q. The Trust's
 Vincent M. Marra,                       Statement of Additional    Forms N-Q are available
   President                             Information, may be        on the U.S. Securities
 Donna M. Handel,                        ob-tained without charge   and Exchange Commis-sion
   Treasurer                             upon request, by calling   website at www.sec.gov.
 James Nichols, Vice                     (800) 858-8850. The        You can also review and
   President                             in-formation is also       obtain copies of the
 Timothy Pettee, Vice                    available from the EDGAR   Forms N-Q at the U.S.
   President                             database on the U.S.       Securities and Exchange
 Michael Cheah, Vice                     Secu-rities and Exchange   Commission Public
   President                             Commission's website at    Refer-ence Room in
 Cynthia Gibbons, Vice                   http://www.sec.gov.        Washington DC
   President and Chief                                              (information on the
   Compliance Officer                    DELIVERY OF SHAREHOLDER    operation of the Public
 Gregory N. Bressler,                    DOCUMENTS                  Reference Room may be
   Chief Legal Officer                   The Funds have adopted a   ob-tained by calling
   and Secretary                         policy that allows them    1-800-SEC-0330).
 Nori L. Gabert, Vice                    to send only one copy of
   President and                         a Fund's prospectus,       PROXY VOTING RECORD ON
   Assistant Secretary                   proxy material, annual     SUNAMERICA INCOME FUNDS
 Kathleen Fuentes,                       report and semi-annual     Information regarding how
   Assistant Secretary                   report (the "shareholder   the SunAmerica Income
 Corey A. Issing,                        documents") to             Funds voted proxies
   Assistant Secretary                   shareholders with          related to securities
 Gregory R. Kingston,                    multiple accounts          held in the SunAmerica
   Vice President and                    residing at the same       Income Funds during the
   Assistant Treasurer                   "household." This          most recent twelve month
 Chris Okeke, Assistant                  practice is called         period ended June 30 is
   Treasurer                             householding and reduces   available, once filed
 Matthew J. Hackethal,                   Fund expenses, which       with the U.S. Securities
   Anti-Money Laundering                 benefits you and other     and Exchange Commission,
   Compliance Officer                    shareholders. Unless the   without charge, upon
                                         Funds receive              request, by calling
Investment Adviser                       instructions to the        (800) 858-8850 or on the
                                         con-trary, you will only   U.S. Securities and
   AIG SunAmerica Asset Management Corp. receive one copy of the    Exchange Commission's
 Harborside Financial                    shareholder documents.     website at
   Center                                The Funds will continue    http://www.sec.gov.
 3200 Plaza 5                            to household the
 Jersey City, NJ                         share-holder documents     This report is submitted
   07311-4992                            indefinitely, until we     solely for the general
                                         are instructed otherwise.  information of
Distributor                              If you do not wish to      shareholders of the
 AIG SunAmerica Capital                  participate in             Funds. Distribution of
   Services, Inc.                        householding please        this report to persons
 Harborside Financial                    contact Shareholder        other than shareholders
   Center                                Services at (800)          of the Funds is
 3200 Plaza 5                            858-8850 ext. 6010 or      authorized only in
 Jersey City, NJ                         send a written request     con-nection with a
   07311-4992                            with your name, the name   currently effective
                                         of your fund(s) and your   pro-spectus, setting
Shareholder Servicing                    account number(s) to AIG   forth details of the
Agent                                    SunAmerica Mutual Funds    Funds, which must precede
 AIG SunAmerica Fund                     c/o BFDS, P.O. Box         or accom-pany this report.
   Services, Inc.                        219186, Kansas City MO,
 Harborside Financial                    64121-9186. We will
   Center                                resume individual
 3200 Plaza 5                            mailings for your account
 Jersey City, NJ                         within thirty (30) days
   07311-4992                            of receipt of your
                                         request.
Custodian and Transfer
Agent
 State Street Bank and
   Trust Company
 P.O. Box 419572
 Kansas City, MO
   64141-6572

[LOGO]


Distributed by:
AIG SunAmerica Capital Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Investors should carefully consider the investment objectives, risks, charges and expenses of any mutual fund before investing. This and other important information is contained in the prospectus, which can be obtained from your financial adviser or from the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003. Read the prospectus carefully before you invest. Funds distributed by AIG SunAmerica Capital Services, Inc.

www.sunamericafunds.com

INANN-3/07

Item 2.  Code of Ethics

         SunAmerica Income Funds (the "registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting
         Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3.  Audit Committee Financial Expert.

         The registrant's Board of Trustees has determined that William J. Shea, the Chairman of the Registrant's Audit Committee, qualifies as an audit committee financial expert, as defined in the instructions to Item 3(a) of Form N-CSR. Mr. Shea is considered to be "independent" for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

         (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                                               2006        2007
         (a) Audit Fees ....................$ 151,472   $ 135,755
         (b) Audit-Related Fees ............$  49,316   $       0
         (c) Tax Fees ......................$  56,470   $  54,670
         (d) All Other Fees ................$       0   $       0

         Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Audit-Related Fees principally include a SAS No. 100 review of the registrant's Semiannual Shareholder Report. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

         Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the Registrant's principal accountant were as follows:

                                               2006           2007
         (b) Audit-Related Fees ............$       0   $       0
         (c) Tax Fees ......................$       0   $       0
         (d) All Other Fees ................$       0   $       0


    (e) (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the Registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliates") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the Registrant's audit committee charter.

          (2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    (f)  Not Applicable.

    (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2007 and 2006 were $537,120 and $607,911, respectively.

    (h)  Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Schedule of Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By: /s/ Vincent M. Marra
    -------------------
    Vincent M. Marra
    President

Date: June 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    -------------------
    Vincent M. Marra
    President

Date: June 8, 2007

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: June 8, 2007